Document and Entity Information	12 Months Ended
Jul. 22, 2013
Document Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul 22, 2013
Trading Symbol	WWW
Entity Registrant Name	WOLVERINE WORLD WIDE INC /DE/
Entity Central Index Key	0000110471

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 171.4	$ 140
Accounts receivable, less allowances (2012 - $26.7; 2011 - $12.7)	353.6	220
Inventories
Finished products	431.8	204.5
Raw materials and work-in-process	34.4	27.2
Total Inventory	466.2	231.7
Deferred income taxes	28	9.8
Prepaid expenses and other current assets	55.7	33
Total current assets	1,074.9	634.5
Property, plant and equipment:
Land	3.9	0.9
Buildings and improvements	107	73.9
Machinery and equipment	180.1	135.1
Software	93.8	83.8
Gross cost	384.8	293.7
Accumulated depreciation	(235.1)	(215.2)
Property, Plant and Equipment, Net	149.7	78.5
Other assets:
Goodwill and indefinite-lived intangibles	1,139.7	56.3
Other amortizable intangibles, net	153.5	1.2
Deferred income taxes	0.9	42.3
Deferred financing costs, net	38.9
Other	56.8	38.9
Total other assets	1,389.8	138.7
Total assets	2,614.4	851.7
Current liabilities:
Accounts payable	160.9	57.1
Accrued salaries and wages	36.4	22.6
Income taxes	2.6	2.8
Taxes, other than income taxes	14.5	8.1
Restructuring reserve	0.1	0.3
Other accrued liabilities	71.7	44.1
Accrued pension liabilities	2.4	2.2
Current maturities of long-term debt	30.7	0.5
Borrowings under revolving credit agreement		11
Total current liabilities	319.3	148.7
Long-term debt, less current maturities	1,219.3
Accrued pension liabilities	165.5	103.8
Deferred income taxes	240.5
Other liabilities	26.1	20.5
Stockholders' equity:
Common stock, $1 par value: authorized 160,000,000 shares; shares issued, including treasury shares: 2012 - 66,515,620; 2011 - 65,019,406	66.5	65
Additional paid-in capital	173.9	138.6
Retained earnings	946.8	889.8
Accumulated other comprehensive loss	(87.5)	(71)
Cost of shares in treasury: 2012 - 17,182,019 shares; 2011 - 16,848,374 shares	(457.3)	(443.7)
Total Wolverine World Wide, Inc. stockholders' equity	642.4	578.7
Non-controlling interest	1.3
Total stockholders' equity	643.7	578.7
Total liabilities and stockholders' equity	$ 2,614.4	$ 851.7

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Allowances, accounts receivable	$ 26.7	$ 12.7
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	160,000,000	160,000,000
Common stock, shares issued, including treasury shares	66,515,620	65,019,406
Treasury stock, shares	17,182,019	16,848,374

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Millions, unless otherwise specified	Total	COMMON STOCK OUTSTANDING [Member]	ADDITIONAL PAID-IN CAPITAL [Member]	RETAINED EARNINGS [Member]	ACCUMULATED OTHER COMPREHENSIVE LOSS [Member]	COST OF SHARES IN TREASURY [Member]	NON-CONTROLLING INTEREST [Member]
Beginning balance at Jan. 02, 2010		$ 62.8	$ 81	$ 706.4	$ (42.8)	$ (325.4)
Total Wolverine World Wide, Inc. equity	544	64	108.3	789.7	(41.1)	(376.9)
Stock-based compensation expense			11.5
Net earnings attributable to Wolverine World Wide, Inc.	104.5			104.5
Common stock acquired for treasury (2012 - 354,411 shares; 2011 - 1,895,893 shares; 2010 - 1,832,193 shares)						(52.1)
Common stock issued under stock incentive plans, net of forfeitures (2012 - 1,496,214 shares; 2011 - 1,043,019 shares; 2010 - 1,212,463 shares)		1.2
Other comprehensive income (loss)	106.2				1.7
Amounts associated with common stock issued under stock incentive plans:
Proceeds over par value			6.3
Income tax benefits			4.1
Cash dividends declared (2012 - $0.48 per share; 2011 - $0.48 per share; 2010 - $0.44 per share)				(21.2)
Issuance of performance-based shares (2012 - 197,304 shares; 2011 - 206,148 shares; 2010 - 215,027 shares)			5.2
Foreign currency translation	(2.9)
Issuance of treasury shares (2012 - 20,766 shares; 2011 - 24,354 shares; 2010 - 25,829 shares)			0.2			0.6
TOTAL STOCKHOLDERS' EQUITY	544
Ending balance at Jan. 01, 2011	544	64	108.3	789.7	(41.1)	(376.9)
Total Wolverine World Wide, Inc. equity	578.7	65	138.6	889.8	(71)	(443.7)
Stock-based compensation expense			14
Net earnings attributable to Wolverine World Wide, Inc.	123.3			123.3
Common stock acquired for treasury (2012 - 354,411 shares; 2011 - 1,895,893 shares; 2010 - 1,832,193 shares)						(67.4)
Common stock issued under stock incentive plans, net of forfeitures (2012 - 1,496,214 shares; 2011 - 1,043,019 shares; 2010 - 1,212,463 shares)		1
Other comprehensive income (loss)	93.4				(29.9)
Amounts associated with common stock issued under stock incentive plans:
Proceeds over par value			4.9
Income tax benefits			4.1
Cash dividends declared (2012 - $0.48 per share; 2011 - $0.48 per share; 2010 - $0.44 per share)				(23.2)
Issuance of performance-based shares (2012 - 197,304 shares; 2011 - 206,148 shares; 2010 - 215,027 shares)			7.6
Foreign currency translation	(11.3)
Issuance of treasury shares (2012 - 20,766 shares; 2011 - 24,354 shares; 2010 - 25,829 shares)			(0.3)			0.6
TOTAL STOCKHOLDERS' EQUITY	578.7
Ending balance at Dec. 31, 2011	578.7	65	138.6	889.8	(71)	(443.7)
Total Wolverine World Wide, Inc. equity	642.4	66.5	173.9	946.8	(87.5)	(457.3)	1.3
Stock-based compensation expense			15
Net earnings attributable to Wolverine World Wide, Inc.	80.7			80.7			0.1
Common stock acquired for treasury (2012 - 354,411 shares; 2011 - 1,895,893 shares; 2010 - 1,832,193 shares)						(14.1)
Common stock issued under stock incentive plans, net of forfeitures (2012 - 1,496,214 shares; 2011 - 1,043,019 shares; 2010 - 1,212,463 shares)		1.5
Other comprehensive income (loss)	64.2				(16.5)
Amounts associated with common stock issued under stock incentive plans:
Proceeds over par value			9.6
Income tax benefits			11
Capital contribution from non-controlling interest							1.2
Cash dividends declared (2012 - $0.48 per share; 2011 - $0.48 per share; 2010 - $0.44 per share)				(23.7)
Issuance of performance-based shares (2012 - 197,304 shares; 2011 - 206,148 shares; 2010 - 215,027 shares)			(0.3)
Foreign currency translation	5.7
Issuance of treasury shares (2012 - 20,766 shares; 2011 - 24,354 shares; 2010 - 25,829 shares)						0.5
TOTAL STOCKHOLDERS' EQUITY	643.7
Ending balance at Dec. 29, 2012	$ 642.4	$ 66.5	$ 173.9	$ 946.8	$ (87.5)	$ (457.3)	$ 1.3

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
COMMON STOCK OUTSTANDING [Member]
Common stock issued under stock incentive plans, net of forfeitures, shares	1,496,214	1,043,019	1,212,463
ADDITIONAL PAID-IN CAPITAL [Member]
Issuance of performance-based shares, shares	197,304	206,148	215,027
Issuance of treasury shares, shares	20,766	24,354	25,829
RETAINED EARNINGS [Member]
Cash dividends declared per share	0.48	0.48	0.44
COST OF SHARES IN TREASURY [Member]
Common stock acquired for treasury, shares	354,411	1,895,893	1,832,193
Issuance of treasury shares, shares	20,766	24,354	25,829

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended
	Sep. 08, 2012	Jun. 16, 2012	Mar. 24, 2012	Sep. 10, 2011	Jun. 18, 2011	Mar. 26, 2011	Dec. 29, 2012	Dec. 31, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Income Statement [Abstract]
Revenue	$ 353.1	$ 312.7	$ 322.8	$ 361.6	$ 310.1	$ 330.9	$ 652.2	$ 406.5	$ 1,640.8	$ 1,409.1	$ 1,248.5
Cost of goods sold									1,008.1	852.3	754.5
Non-recurring transaction and integration costs									4.5
Restructuring and other transition costs											1.4
Gross profit	138.6	118.1	132.2	146.7	122.1	137.8	239.3	150.2	628.2	556.8	492.6
Selling, general and administrative expenses									482	386.6	347.6
Non-recurring transaction and integration costs									32.5
Restructuring and other transition costs											2.8
Operating profit									113.7	170.2	142.2
Other expenses (income):
Interest expense									14.6	1.4	0.6
Non-recurring acquisition related interest expense									5.2
Interest income									(0.6)	(0.4)	(0.2)
Other expense (income) - net									0.3	0.3	(1.4)
Other expenses (income)									19.5	1.3	(1)
Earnings before income taxes									94.2	168.9	143.2
Income taxes									13.4	45.6	38.7
Net earnings									80.8	123.3	104.5
Net earnings attributable to non-controlling interests									0.1
Net earnings attributable to Wolverine World Wide, Inc.	32.7	20.5	31.2	40.4	24	35.9	(3.7)	23	80.7	123.3	104.5
Net earnings per share :
Basic	$ 0.68	$ 0.43	$ 0.65	$ 0.84	$ 0.49	$ 0.74	$ (0.08)	$ 0.48	$ 1.67	$ 2.54	$ 2.15
Diluted	$ 0.66	$ 0.42	$ 0.64	$ 0.82	$ 0.48	$ 0.72	$ (0.08)	$ 0.47	$ 1.63	$ 2.48	$ 2.11
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments									5.7	(11.3)	(2.9)
Change in fair value of foreign exchange contracts									(5)	5.1	1.7
Change in fair value of interest rate swap									(1)
Pension adjustments									(16.2)	(23.7)	2.9
Other comprehensive income									(16.5)	(29.9)	1.7
Comprehensive income									64.2	93.4	106.2
Less: comprehensive loss attributable to non-controlling interest									(0.1)
Comprehensive income attributable to Wolverine World Wide, Inc.									$ 64.3	$ 93.4	$ 106.2

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
OPERATING ACTIVITIES
Net earnings	$ 80.8	$ 123.3	$ 104.5
Adjustments necessary to reconcile net earnings to net cash provided by operating activities:
Depreciation	21.2	14.9	14.5
Amortization	6.5	1	1.7
Deferred income taxes	(4.2)	7.7	(4.3)
Stock-based compensation expense	15	14.1	11.5
Excess tax benefits from stock-based compensation	(9.9)	(3.3)	(1.4)
Pension contribution	(26.7)	(31.8)	(10.4)
Pension expense	27.9	17.5	16.3
Restructuring and other transition costs			4.2
Cash payments related to restructuring and other transition costs		(1)	(7.5)
Other	4.8	11.3	3.5
Changes in operating assets and liabilities:
Accounts receivable	15.1	(24.8)	(32.5)
Inventories	(29.4)	(25.1)	(49.1)
Other operating assets	(17.1)	(21.6)	(1)
Accounts payable	5.9	(7.1)	21.7
Income taxes	(0.3)	0.1	(11.9)
Other operating liabilities	2	3.6	8.1
Net cash provided by operating activities	91.6	78.8	67.9
INVESTING ACTIVITIES
Business acquisition, net of cash acquired	(1,225.9)
Additions to property, plant and equipment	(14.9)	(19.4)	(16.4)
Investments in joint venture	(2.9)
Proceeds from sales of property, plant and equipment		0.1	1.8
Other	(2.4)	(3.3)	(2.5)
Net cash used in investing activities	(1,246.1)	(22.6)	(17.1)
FINANCING ACTIVITIES
Net borrowings (repayments) under revolver	(11)	11
Borrowings of long-term debt	1,275
Payments of long-term debt	(25.5)	(0.5)	(0.5)
Payments of debt issuance costs	(40.1)
Cash dividends paid	(23.6)	(22.7)	(21.4)
Purchase of common stock for treasury	(14.1)	(67.5)	(52.2)
Proceeds from shares issued under stock incentive plans	11.6	14.1	13.6
Excess tax benefits from stock-based compensation	9.9	3.3	1.4
Contributions from non-controlling interests	1.2
Net cash provided by (used) in financing activities	1,183.4	(62.3)	(59.1)
Effect of foreign exchange rate changes	2.5	(4.3)	(1.7)
Increase (decrease) in cash and cash equivalents	31.4	(10.4)	(10)
Cash and cash equivalents at beginning of the year	140	150.4	160.4
Cash and cash equivalents at end of the year	171.4	140	150.4
OTHER CASH FLOW INFORMATION
Interest paid	10	0.8	0.2
Net income taxes paid	$ 16.3	$ 30	$ 30.6

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jul. 22, 2013
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Wolverine World Wide, Inc. is a leading designer, manufacturer and marketer of a broad range of quality casual footwear and apparel; performance outdoor and athletic footwear and apparel; children’s footwear, industrial work shoes, boots and apparel; and uniform shoes and boots. The Company’s portfolio of owned and licensed brands includes: Bates®, Cat® Footwear, Chaco®, Cushe®, Harley-Davidson® Footwear, Hush Puppies®, HyTest®, Keds®, Merrell®, Patagonia® Footwear, Saucony®, Sebago®, Soft Style® Sperry Top-Sider®, Stride Rite® and Wolverine® Licensing and distribution arrangements with third parties extend the global reach of the Company’s brand portfolio. The Company also operates a consumer-direct division to market both its own brands and branded footwear and apparel from other manufacturers as well as a leathers division that markets Wolverine Performance Leathers™.

Principles of Consolidation

The consolidated financial statements include the accounts of Wolverine World Wide, Inc. and its wholly-owned subsidiaries (collectively, the “Company”). All intercompany accounts and transactions have been eliminated in consolidation.

Fiscal Year

The Company’s fiscal year is the 52- or 53-week period that ends on the Saturday nearest to December 31. All fiscal years presented herein are 52-week periods.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (U.S.) requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Revenue Recognition

Revenue is recognized on the sale of products manufactured or sourced by the Company when the related goods have been shipped, legal title has passed to the customer and collectability is reasonably assured. Revenue generated through licensees and distributors involving products bearing the Company’s trademarks is recognized as earned according to stated contractual terms upon either the purchase or shipment of branded products by licensees and distributors.

The Company records provisions for estimated sales returns and allowances at the time of sale based on historical rates of returns and allowances and specific identification of outstanding returns not yet received from customers. However, estimates of actual returns and allowances in any future period are inherently uncertain and actual returns and allowances may differ from these estimates. If actual or expected future returns and allowances were significantly greater or lower than established reserves, a reduction or increase to net revenues would be recorded in the period this determination was made.

Cost of Goods Sold

Cost of goods sold includes the actual product costs, including inbound freight charges and certain outbound freight charges, purchasing, sourcing, inspection and receiving costs. Warehousing costs are included in selling, general and administrative expenses.

Shipping and Handling Costs

Shipping and handling costs that are charged to and reimbursed by the customer are recognized as revenue, while the related expenses incurred by the Company are recorded as cost of goods sold.

Cash Equivalents

Cash equivalents include highly liquid investments with an original maturity of three months or less. Cash equivalents are stated at cost, which approximates market.

Allowance for Uncollectible Accounts

The Company maintains an allowance for uncollectible accounts receivable for estimated losses resulting from its customers’ inability to make required payments. Company management evaluates the allowance for uncollectible accounts receivable based on a review of current customer status and historical collection experience.

Inventories

The Company values its inventory at the lower of cost or market. Cost is determined by the last-in, first-out (“LIFO”) method for all domestic raw materials and work-in-process inventories and certain domestic finished goods inventories. Cost is determined using the first-in, first-out (“FIFO”) method for all raw materials, work-in-process and finished goods inventories in foreign countries; certain domestic finished goods inventories; and for all finished goods inventories of the Company’s consumer-direct business, due to the unique nature of those operations. The Company has applied these inventory cost valuation methods consistently from year to year.

Property, Plant and Equipment

Property, plant and equipment are stated on the basis of cost and include expenditures for computer hardware and software, store furniture and fixtures, office furniture and machinery and equipment. Normal repairs and maintenance are expensed as incurred.

Depreciation of property, plant and equipment is computed using the straight-line method. The depreciable lives range from 14 to 20 years for buildings and improvements and from 3 to 10 years for machinery, equipment and software. Leasehold improvements are depreciated at the lesser of the estimated useful life or lease term, including reasonably-assured lease renewals as determined at lease inception.

Deferred Financing Costs

Deferred financing costs represent commitment fees, legal and other third party costs associated with obtaining commitments for financing which result in a closing of such financings for the Company. These costs are amortized into earnings through interest expense over the terms of the respective agreements. Costs incurred in seeking financing transactions which do not close are expensed in the period in which it is determined that the financing will not close.

Acquisitions

The Company accounts for acquired businesses using the purchase method of accounting. Under the purchase method, the Company’s consolidated financial statements include the operations of an acquired business from the date of acquisition. In addition, the assets acquired and liabilities assumed are recorded at the date of acquisition at their respective estimated fair values, with any excess of the purchase price over the estimated fair values of the net assets acquired recorded as goodwill.

Significant judgment is required in estimating the fair value of intangible assets and in assigning their respective useful lives. Accordingly, the Company typically obtains the assistance of third-party valuation specialists for significant items. The fair value estimates are based on available historical information and on future expectations and assumptions deemed reasonable by management, but are inherently uncertain.

The Company typically uses an income method to estimate the fair value of intangible assets, which is based on forecasts of the expected future cash flows attributable to the respective assets. Significant estimates and assumptions inherent in the valuations reflect a consideration of other marketplace participants and include the amount and timing of future cash flows (including expected growth rates and profitability), the underlying product or technology life cycles, the economic barriers to entry and the discount rate applied to the cash flows. Unanticipated market or macroeconomic events and circumstances may occur that could affect the accuracy or validity of the estimates and assumptions.

Determining the useful life of an intangible asset also requires judgment. Certain intangibles are expected to have indefinite lives based on their history and the Company’s plans to continue to support and build the acquired brands. Other acquired intangible assets (e.g., certain trademarks or brands, customer relationships, patents and technologies) are expected to have determinable useful lives. The Company’s assessment as to trademarks and brands that have an indefinite life and those that have a determinable life is based on a number of factors including competitive environment, market share, trademark and/or brand history, underlying product life cycles, operating plans and the macroeconomic environment of the countries in which the trademarks or brands are sold. The Company’s estimates of the useful lives of determinable-lived intangibles are based primarily on these same factors. All of the Company’s acquired technology and customer-related intangibles are expected to have determinable useful lives. The costs of determinable-lived intangibles are amortized to expense over their estimated life.

Goodwill and Other Intangibles

Goodwill represents the excess of the purchase price over the fair value of net tangible and identifiable intangible assets of acquired businesses. Other intangibles consist primarily of trademarks and patents. Goodwill and intangible assets deemed to have indefinite lives are not amortized, but are subject to impairment tests at least annually. The Company has adopted the provisions of ASU 2011-08, which permits the Company to qualitatively assess indicators of the Company’s reporting unit’s fair value when it is unlikely that a reporting unit is impaired. After completing the qualitative assessment, the Company may also use assumptions about expected future operating performance and utilize a discounted cash flow analysis to estimate fair value. If the recorded values of these assets are not recoverable, based on either the assessment screen or discounted cash flow analysis, management performs the next step, which compares the fair value of the reporting unit to the recorded value of the tangible and intangible assets of the reporting units. Goodwill is considered impaired if the fair value of the tangible and intangible assets exceeds the fair value of the reporting unit.

The Company adopted the provisions of ASU 2012-02, which allows the Company to first assess qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. The Company would not be required to quantitatively determine the fair value of the indefinite-lived intangible unless the Company determines, based on the qualitative assessment, that it is more likely than not that its fair value is less than the carrying value. After completing the qualitative assessment, the Company may determine it necessary to test indefinite-lived intangibles by comparison of the individual carrying values to the fair value. Future cash flows of the individual indefinite-lived intangible assets are used to measure their fair value after consideration by management of certain assumptions, such as forecasted growth rates and cost of capital, which are derived from internal projections and operating plans.

The Company did not recognize any impairment charges for goodwill or indefinite-lived intangible assets during the fiscal years ended December 29, 2012, December 31, 2011 or January 1, 2011 as the Company’s annual impairment testing indicated that all reporting unit goodwill and indefinite-lived intangible asset fair values exceed their respective recorded values.

Other amortizable intangible assets are amortized using the straight-line method over their estimated useful lives. Other amortizable intangible assets are included in other assets on the consolidated balance sheets. They consist primarily of customer relationships, patents, licensing arrangements, developed product technology and a customer backlog intangible asset. The combined gross carrying value and accumulated amortization for these amortizable intangibles was as follows:

(In millions)	December 29, 2012
	Average remaining life (years)	Gross carrying value	Accumulated amortization	Net
Customer relationships	19	$110.5	$1.3	$109.2
Patent and trademarks	2	8.4	7.9	0.5
Licensing arrangements	4	28.1	1.5	26.6
Developed product technology	5	14.5	0.7	13.8
Backlog	1	5.1	2.3	2.8
Net favorable leases and other	2	0.7	0.1	0.6

Total		$167.3	$13.8	$153.5

(In millions)	December 31, 2011
	Average remaining life (years)	Gross carrying value	Accumulated amortization	Net
Patent and trademarks	2	$8.6	$7.4	$1.2

Estimated aggregate amortization expense for such intangibles for each of the five fiscal years subsequent to 2012 is as follows:

	2013	2014	2015	2016	2017
Amortization expense	$18.6	$15.6	$15.5	$13.8	$8.8

The changes in the carrying amount of goodwill and other non-amortizable intangibles for the years ended December 29, 2012 and December 31, 2011 are as follows:

(In millions)	Goodwill	Other non-amortizable intangibles	Total
Balance at January 1, 2011	$39.0	$16.5	$55.5
Intangibles purchased	—	1.1	1.1
Intangibles disposed	—	—	—
Foreign currency translation effects	(0.1)	(0.2)	(0.3)

Balance at December 31, 2011	$38.9	$17.4	$56.3
Acquisition of PLG	419.6	661.8	1,081.4
Foreign currency translation effects	1.4	0.6	2.0

Balance at December 29, 2012	$459.9	$679.8	$1,139.7

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or an asset group may not be recoverable. Each impairment test is based on a comparison of the carrying amount of the asset or asset group to the future undiscounted net cash flows expected to be generated by the asset or asset group. If such assets are considered to be impaired, the impairment amount to be recognized is the amount by which the carrying value of the assets exceeds their fair value.

Retirement Benefits

The determination of the obligation and expense for retirement benefits is dependent on the selection of certain actuarial assumptions used in calculating such amounts. These assumptions include, among others, the discount rate, expected long-term rate of return on plan assets and rates of increase in compensation. These assumptions are reviewed with the Company’s actuaries and updated annually based on relevant external and internal factors and information, including, but not limited to, long-term expected asset returns, rates of termination, regulatory requirements and plan changes. See Note 6 to the consolidated financial statements for additional information.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with the fair value recognition provisions of FASB ASC Topic 718, Compensation – Stock Compensation (“ASC 718”). The Company recognized compensation expense of $15.0, $14.1, and $11.5 and related income tax benefits of $4.9, $4.5, and $3.6 for grants under its stock-based compensation plans in the statements of operations for the years ended December 29, 2012, December 31, 2011, and January 1, 2011, respectively.

Stock-based compensation expense recognized in the consolidated condensed statements of operations for the years ended December 29, 2012, December 31, 2011, and January 1, 2011, is based on awards ultimately expected to vest and, as such, has been reduced for estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Forfeitures were estimated based on historical experience.

The Company estimated the fair value of employee stock options on the date of grant using the Black-Scholes model. The estimated weighted-average fair value for each option granted was $10.72, $10.46, and $6.97 per share for fiscal years 2012, 2011, and 2010, respectively, with the following weighted-average assumptions:

	2012	2011	2010
Expected market price volatility (1)	37.8%	38.6%	37.9%
Risk-free interest rate (2)	0.6%	1.8%	1.9%
Dividend yield (3)	1.3%	1.6%	1.9%
Expected term (4)	4 years	4 years	4 years

(1)	Based on historical volatility of the Company’s common stock. The expected volatility is based on the daily percentage change in the price of the stock over the four years prior to the grant.
(2)	Represents the U.S. Treasury yield curve in effect for the expected term of the option at the time of grant.
(3)	Represents the Company’s cash dividend yield for the expected term.
(4)	Represents the period of time that options granted are expected to be outstanding. As part of the determination of the expected term, the Company concluded that all employee groups exhibit similar exercise and post-vesting termination behavior.

The Company issued 1,917,020 shares of common stock in connection with the exercise of stock options and new restricted stock grants during fiscal 2012. The Company cancelled 49,207 shares of common stock issued under restricted stock awards as a result of forfeitures during fiscal 2012.

Income Taxes

The provision for income taxes is based on the geographic dispersion of the earnings reported in the consolidated financial statements. A deferred income tax asset or liability is determined by applying currently-enacted tax laws and rates to the cumulative temporary differences between the carrying values of assets and liabilities for financial statement and income tax purposes.

The Company records an increase in liabilities for income tax accruals associated with tax benefits claimed on tax returns but not recognized for financial statement purposes (unrecognized tax benefits). The Company recognizes interest and penalties related to unrecognized tax benefits through interest expense and income tax expense, respectively.

Earnings Per Share

The Company calculates earnings per share in accordance with FASB ASC Topic 260, Earnings Per Share (“ASC 260”). ASC 260 addresses whether instruments granted in share-based payment transactions are participating securities prior to vesting, and therefore need to be included in the earnings allocation in computing earnings per share under the two-class method. Under the guidance in ASC 260, the Company’s unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents, whether paid or unpaid, are participating securities and must be included in the computation of earnings per share pursuant to the two-class method.

The following table sets forth the computation of basic and diluted earnings per share:

(In millions, except share and per share data)	2012	2011	2010
Numerator:
Net earnings attributable to Wolverine World Wide, Inc.	$80.7	$123.3	$104.5
Adjustment for earnings allocated to nonvested restricted common stock	(1.7)	(2.6)	(1.6)

Net earnings used to calculate basic earnings per share	79.0	120.7	102.9
Adjustment for earnings reallocated to nonvested restricted common stock	0.1	0.1	—

Net earnings used to calculate diluted earnings per share	$79.1	$120.8	$102.9

Denominator:
Weighted average shares outstanding	48,816,168	48,910,599	49,051,739
Adjustment for nonvested restricted common stock	(1,378,918)	(1,432,541)	(1,206,460)

Shares used to calculate basic earnings per share	47,437,250	47,478,058	47,845,279
Effect of dilutive stock options	1,077,076	1,250,612	1,011,731

Shares used to calculate diluted earnings per share	48,514,326	48,728,670	48,857,010

Net earnings per share:
Basic	$1.67	$2.54	$2.15
Diluted	$1.63	$2.48	$2.11

Options granted to purchase 387,591 shares of common stock in fiscal 2012, 338,877 shares in fiscal 2011, and 865,072 shares in fiscal 2010 have not been included in the denominator for the computation of diluted earnings per share for each of those fiscal years because the related exercise prices were greater than the average market price for the year, and they were, therefore, anti-dilutive.

Foreign Currency

For most of the Company’s international subsidiaries, the local currency is the functional currency. Assets and liabilities of these subsidiaries are translated into U.S. dollars at the year-end exchange rate. Operating statement amounts are translated at average exchange rates for each period. The cumulative translation adjustments resulting from changes in exchange rates are included in the consolidated balance sheets as a component of accumulated other comprehensive income (loss) in stockholders’ equity. Transaction gains and losses are included in the consolidated statements of operations and comprehensive income and were not material for fiscal years 2012, 2011 and 2010.

Financial Instruments and Risk Management

The Company follows FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), which provides a consistent definition of fair value, focuses on exit price, prioritizes the use of market-based inputs over entity-specific inputs for measuring fair value and establishes a three-tier hierarchy for fair value measurements. This topic requires fair value measurements to be classified and disclosed in one of the following three categories:

Level 1:	Fair value is measured using quoted prices (unadjusted) in active markets for identical assets and liabilities.

Level 2:	Fair value is measured using either direct or indirect inputs, other than quoted prices included within Level 1, which are observable for similar assets or liabilities.

Level 3:	Fair value is measured using valuation techniques in which one or more significant inputs are unobservable.

The Company’s financial instruments consist of cash and cash equivalents, accounts and notes receivable, accounts payable, foreign currency forward exchange contracts, an interest rate swap agreement, borrowings under the Company’s Revolving Credit Facility and long-term debt. The carrying amount of the Company’s financial instruments is historical cost, which approximates their fair value, except for the interest rate swap and foreign currency forward exchange contracts, which are carried at fair value. As of December 29, 2012, the carrying value and the fair value of the Company’s long-term debt, including current maturities, was $1,250.0 and $1,308.9. The Company does not hold or issue financial instruments for trading purposes.

The Company follows FASB ASC Topic 815, Derivatives and Hedging, which is intended to improve transparency in financial reporting and requires that all derivative instruments be recorded on the consolidated balance sheets at fair value by establishing criteria for designation and effectiveness of hedging relationships. The Company utilizes foreign currency forward exchange contracts to manage the volatility associated with U.S. dollar inventory purchases made by non-U.S. wholesale operations in the normal course of business. At December 29, 2012 and December 31, 2011, foreign exchange contracts with a notional value of $111.9 and $106.3, respectively, were outstanding to purchase U.S. dollars with maturities ranging up to 336 days for each fiscal year. These contracts have been designated as cash flow hedges.

As of December 29, 2012 and December 31, 2011, a liability of $2.3 and an asset of $4.0, respectively, have been recognized for the fair value of the Company’s foreign currency forward exchange contracts. As of December 29, 2012, a liability of $1.5 has been recognized for the fair value of the Company’s interest rate swap agreement. In accordance with ASC 820, these assets and liabilities fall within Level 2 of the fair value hierarchy. The prices for the financial instruments are determined using prices for recently-traded financial instruments with similar underlying terms as well as directly or indirectly observable inputs. The Company did not have any additional assets or liabilities that were measured at fair value on a recurring basis at December 29, 2012 and December 31, 2011.

The fair value of the foreign currency forward exchange contracts represents the estimated receipts or payments necessary to terminate the contracts. Hedge effectiveness is evaluated by the hypothetical derivative method. Any hedge ineffectiveness is reported within the cost of goods sold caption of the consolidated condensed statements of operations. Hedge ineffectiveness was not material to the Company’s consolidated condensed financial statements for fiscal years 2012, 2011, or 2010. If, in the future, the foreign exchange forward contracts are determined to be ineffective hedges or terminated before their contractual termination dates, the Company would be required to reclassify into earnings all or a portion of the unrealized amounts related to the cash flow hedges that are currently included in accumulated other comprehensive income (loss) within stockholders’ equity.

The Company has one interest rate swap agreement which exchanges floating rate for fixed rate interest payments over the life of the agreement without the exchange of the underlying notional amounts. The notional amounts of the interest rate swap agreement are used to measure interest to be paid or received and do not represent the amount of exposure to credit loss. The differential paid or received on the interest rate swap agreements is recognized as an adjustment to interest expense. The Company’s interest rate swap has a notional amount of $462.2, which reduces the Company’s exposure to fluctuations in interest rates on its variable rate debt. This derivative instrument was designated as a cash flow hedge of the debt and will expire on October 6, 2017. In accordance with ASC 815, the Company formally documented the relationship between the interest rate swap and the variable rate borrowings, as well as its risk management objective and strategy for undertaking the hedge transaction. This process included linking the derivative to the specific liability or asset on the balance sheet. The Company also assessed, both at the hedge’s inception and on an ongoing basis, whether the derivative used in the hedging transaction was highly effective in offsetting changes in the cash flows of the hedged item. The effective portion of unrealized gains (losses) is deferred as a component of accumulated other comprehensive income (loss) and will be recognized in earnings at the time the hedged item affects earnings. Any ineffective portion of the change in fair value will be immediately recognized in earnings.

For the fiscal years ended December 29, 2012 the Company recognized a net loss of $1.0 in accumulated other comprehensive income (loss) related to the effective portion of its interest rate swap agreement.

Accumulated Other Comprehensive Income (Loss)

Comprehensive income (loss) is comprised of all changes in shareholders’ equity during the period other than from transactions with shareholders. The changes in accumulated balances for each component of other comprehensive income (loss) are as follows:

(In millions)	Foreign Currency translation adjustments	Foreign exchange contracts	Interest rate swap	Pension adjustments	Total
Balance of accumulated comprehensive income (loss) as of January 2, 2010	$14.5	$(3.6)	—	$(53.7)	$(42.8)

Foreign currency translation adjustments	(3.0)				(3.0)
Effective portion of changes related to foreign exchange contracts:
Net gain arising during the period, net of taxes: 2010 – ($0.2)		0.5			0.5
Reclassification adjustments into cost of goods sold, net of taxes: 2010 – ($0.5)		1.3			1.3
Pension adjustments:
Actuarial loss arising during the period, net of taxes: 2010 – $2.1				(3.8)	(3.8)
Less: amortization of prior actuarial losses, net of taxes: 2010 – ($3.5)				6.5	6.5
Less: amortization of prior service cost, net of taxes: 2010 – ($0.1)				0.2	0.2

Balance of accumulated comprehensive income (loss) as of January 1, 2011	11.5	(1.8)	—	(50.8)	(41.1)

Foreign currency translation adjustments	(11.3)				(11.3)
Effective portion of changes related to foreign exchange contracts:
Net gain arising during the period, net of taxes: 2011 – ($1.0)		2.2			2.2
Reclassification adjustments into cost of goods sold, net of taxes: 2011 – ($1.4)		2.9			2.9
Pension adjustments:
Actuarial loss arising during the period, net of taxes: 2011 – $17.0				(31.6)	(31.6)
Less: amortization of prior actuarial losses, net of taxes: 2011 – ($4.2)				7.8	7.8
Less: amortization of prior service cost, net of taxes: 2011 – ($0.1)				0.1	0.1

Balance of accumulated comprehensive income (loss) as of December 31, 2011	0.2	3.3	—	(74.5)	(71.0)

Foreign currency translation adjustments	5.7				5.7
Effective portion of changes related to foreign exchange contracts:
Net loss arising during the period, net of taxes: 2012 – $1.0		(2.1)			(2.1)
Reclassification adjustments into cost of goods sold, net of taxes: 2012 – $1.3		(2.9)			(2.9)
Unrealized loss on interest rate swap, net of taxes: 2012 – $0.5			(1.0)		(1.0)
Pension adjustments:
Actuarial loss arising during the period, net of taxes: 2012 – $16.0				(29.8)	(29.8)
Less: amortization of prior actuarial losses, net of taxes: 2012 – ($7.3)				13.5	13.5
Less: amortization of prior service cost, net of taxes: 2012 – ($0.1)				0.1	0.1

Balance of accumulated comprehensive income (loss) as of December 29, 2012	$5.9	$(1.7)	$(1.0)	$(90.7)	$(87.5)

INVENTORIES	12 Months Ended
Jul. 22, 2013
Inventory Disclosure [Abstract]
INVENTORIES

2. INVENTORIES

Inventories of $62.7 at December 29, 2012 and $63.2 at December 31, 2011 have been valued using the LIFO method. If the FIFO method had been used, inventories would have been $19.0 and $15.3 higher than reported at December 29, 2012 and December 31, 2011, respectively.

INDEBTEDNESS	12 Months Ended
Jul. 22, 2013
Debt Disclosure [Abstract]
INDEBTEDNESS

3. INDEBTEDNESS

Total borrowings consist of the following obligations:

(In millions)	2012	2011
Term Loan A, due October 9, 2017	$550.0	$—
Term Loan B, due October 9, 2019	325.0	—
Senior notes, 6.125% interest, due October 15, 2020	375.0	—
Notes payable	—	0.5

Total debt obligations	1,250.0	0.5

Less: current maturities	(30.7)	(0.5)

Total long-term debt	$1,219.3	$—

In 2009, the Company entered into a $1.6 million note payable in connection with the Cushe® acquisition. The note was payable over three years at a fixed interest rate of 4.5%. The Company paid the remaining balance on this note during fiscal 2012.

On July 31, 2012, the Company entered into a new credit agreement (the “New Credit Agreement”) with a bank syndicate. The New Credit Agreement provided the Company with a $1.1 billion secured credit facility consisting of a Term Loan A Facility in an aggregate amount of up to $550.0 million (the “Term Loan A Facility”), a Term Loan B Facility in an aggregate amount up to $350.0 million (the “Term Loan B Facility”) and a Revolving Credit Facility in an aggregate amount of up to $200.0 million (the “Revolving Facility”). The New Credit Agreement also provides the Company with the option to increase the aggregate principal amount of all facilities by up to an additional amount such that the total amount of all of the facilities does not exceed $1.3 billion As of December 29, 2012, the only usage against the Revolving Facility was related to outstanding standby letters of credit totaling approximately $1.9 million.

As required by the New Credit Agreement, the Company also entered into an interest rate swap with a notional amount of $462.2 million that reduces the Company’s exposure to fluctuations in interest rates on its variable rate debt. This derivative instrument was designated as a cash flow hedge of the debt.

The Term Loan A Facility and the Revolving Credit Facility each have a term of five years and the Term Loan B Facility has a term of seven years. The initial interest rates applicable to amounts outstanding under the Term Loan A Facility and to U.S. dollar denominated amounts outstanding under the Revolving Credit Facility will be, at the Company’s option, either (1) the alternate base rate as defined in the New Credit Agreement plus an applicable margin of 1.25%, or (2) the Eurocurrency Rate as defined in the New Credit Agreement plus an applicable margin of 2.25%. The interest rate applicable to amounts outstanding under the Term Loan B Facility will be, at the Company’s option, either (1) the alternate base rate plus an applicable margin of 2.00%, or (2) the Eurocurrency Rate plus an applicable margin of 3.00%. For fiscal 2012, the weighted average interest rates for Term Loan A and Term Loan B were 2.5% and 4.0%, respectively.

The Revolving Credit Facility includes a $100.0 million foreign currency subfacility under which borrowings may be made, subject to certain conditions, in Canadian dollars, pounds sterling, euros, Hong Kong dollars, Swedish kronor, Swiss francs and such additional currencies determined in accordance with the New Credit Agreement. The Revolving Credit Facility also includes a $35.0 million swingline subfacility and a $50.0 million letter of credit subfacility.

The obligations of the Company pursuant to the New Credit Agreement will be guaranteed by substantially all of the Company’s material domestic subsidiaries and secured by substantially all of the personal and real property of the Company and its material domestic subsidiaries, subject to certain exceptions.

The New Credit Agreement also contains certain affirmative and negative covenants, including covenants that limit the ability of the Company and its Restricted Subsidiaries (as defined in the New Credit Agreement) to, among other things: incur or guarantee indebtedness; incur liens; pay dividends or repurchase stock; enter into transactions with affiliates; consummate asset sales, acquisitions or mergers; prepay certain other indebtedness; or make investments, as well as covenants restricting the activities of certain foreign subsidiaries of the Company that hold intellectual property related assets. Further, the New Credit Agreement requires compliance with the following financial covenants: a maximum Consolidated Leverage Ratio (as defined in the New Credit Agreement); a maximum Consolidated Secured Leverage Ratio; and a minimum Consolidated Interest Coverage Ratio (in each case, as defined in the New Credit Agreement). As of December 29, 2012 the Company was in compliance with all such restrictions and financial covenants.

On October 9, 2012, the Company also issued a total of $375.0 million in senior notes in a private placement offering. The notes bear interest at 6.125% and are due in 2020 (the “Notes”). Related interest payments are due semi-annually. The Notes are guaranteed by certain of the Company’s domestic subsidiaries.

The Company incurred debt issuance costs of approximately $40.1 million to obtain financing, including underwriter, banker, legal and accounting fees that are capitalized and amortized to interest expense over the terms of the related borrowings. The Company amortized approximately $1.8 million of deferred financing costs to interest expense during fiscal 2012.

The Company used the net proceeds from the Notes, together with the borrowings under the Term Loan Facilities and cash on hand, to finance the acquisition of PLG, repay any amounts outstanding under, and terminate its existing Revolving Credit Facility and to provide for the working capital needs of the Company, including the payment of transaction expenses in connection with the acquisition.

Cash flow from operations, along with borrowings under the Revolving Credit Facility, if any, are expected to be sufficient to meet working capital needs for the foreseeable future. Any excess cash flows from operating activities are expected to be used to purchase property, plant and equipment, reduce debt, fund internal and external growth initiatives, pay dividends or repurchase the Company’s common stock.

Annual maturities of long-term debt for the five fiscal years subsequent to December 29, 2012, are as follows:

(In millions)	2013	2014	2015	2016	2017	Thereafter
Annual maturities of long-term debt	$30.7	$59.1	$61.7	$82.3	$332.4	$683.8

The above maturities exclude the recorded fair value of the Company’s interest rate swap arrangement, which was recorded at fair value of $1.5 million within other liabilities as of December 29, 2012. Additional information regarding the interest rate swap is provided in Note 1 of the consolidated financial statements.

LEASES	12 Months Ended
Jul. 22, 2013
Leases [Abstract]
LEASES

4. LEASES

The Company leases machinery, equipment, and certain warehouse, office and retail store space under operating lease agreements that expire at various dates through 2023. Certain leases contain renewal provisions and generally require the Company to pay utilities, insurance, taxes and other operating expenses.

At December 29, 2012, minimum rental payments due under all non-cancelable leases were as follows:

(In millions)	2013	2014	2015	2016	2017	Thereafter
Minimum rental payments	$50.8	$46.0	$40.6	$34.7	$24.5	$89.0

Rental expense under all operating leases, consisting primarily of minimum rentals, totaled $29.4 in fiscal 2012, $20.1 in fiscal 2011 and $18.9 in fiscal 2010.

CAPITAL STOCK	12 Months Ended
Jul. 22, 2013
Text Block [Abstract]
CAPITAL STOCK

5. CAPITAL STOCK

The Company has 2,000,000 authorized shares of $1 par value preferred stock, of which none was issued or outstanding as of December 29, 2012 or December 31, 2011. The Company has designated 150,000 shares of preferred stock as Series A junior participating preferred stock and 500,000 shares of preferred stock as Series B junior participating preferred stock for possible future issuance.

As of December 29, 2012, the Company had stock options outstanding under various stock incentive plans. As of December 29, 2012, the Company had approximately 1,893,495 stock incentive units (stock options, stock appreciation rights, restricted stock, restricted stock units and common stock) available for issuance. Each option or stock appreciation right granted counts as one stock incentive unit and all other awards granted, including restricted stock, count as two stock incentive units. Options granted under each plan have an exercise price equal to the fair market value of the underlying stock on the grant date, expire no later than ten years from the grant date, and generally vest over three years. Restricted stock issued under these plans is subject to certain restrictions, including a prohibition against any sale, transfer, or other disposition by the officer or employee during the vesting period (except for certain transfers for estate planning purposes for certain officers), and a requirement to forfeit all or a certain portion of the award upon certain terminations of employment or upon failure to achieve performance criteria in certain instances. These restrictions typically lapse over a three- to five-year period from the date of the award. The Company has elected to recognize expense for these stock-based incentive plans ratably over the vesting term on a straight-line basis. Certain option and restricted share awards provide for accelerated vesting under various scenarios, including retirement and upon a change in control of the Company. With regard to acceleration of vesting upon retirement, employees of eligible retirement age are vested in accordance with plan provisions and applicable stock option and restricted stock agreements. The Company issues shares to plan participants upon exercise or vesting of stock-based incentive awards from either authorized, but unissued, shares or treasury shares.

A summary of the transactions under the stock option plans is as follows:

	Shares Under Option	Weighted- Average Exercise Price	Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at January 2, 2010	4,619,346	$20.17	5.8	$34.2
Granted	537,807	25.55
Exercised	(848,106)	16.83
Cancelled	(60,137)	23.84

Outstanding at January 1, 2011	4,248,910	$21.47	5.7	$44.3
Granted	398,749	36.75
Exercised	(887,671)	19.90
Cancelled	(65,004)	26.79

Outstanding at December 31, 2011	3,694,984	$23.40	5.5	$45.7
Granted	451,277	39.70
Exercised	(1,364,751)	19.90
Cancelled	(31,019)	35.55

Outstanding at December 29, 2012	2,750,491	$27.67	5.9	$34.4
Estimated forfeitures	(3,679)

Vested or expected to vest at December 29, 2012	2,746,812	$27.65	5.9	$34.4
Nonvested at December 29, 2012 and expected to vest	(759,886)

Exercisable at December 29, 2012	1,986,926	$24.37	5.0	$31.4

The total pretax intrinsic value of options exercised during the years ended December 29, 2012, December 31, 2011 and January 1, 2011 was $30.1, $14.9 and $10.4, respectively. As of December 29, 2012, there was $2.9 of unrecognized compensation expense related to stock option grants that is expected to be recognized over a weighted-average period of 1.2 years. As of December 31, 2011 and January 1, 2011, there was $2.4 and $2.4, respectively, of unrecognized compensation expense related to stock option awards that was expected to be recognized over a weighted-average period of 1.0 and 1.1 years, respectively.

The aggregate intrinsic value in the preceding table represents the total pretax intrinsic value, based on the Company’s closing stock price of $40.18 as of December 29, 2012, which would have been received by the option holders had all option holders exercised in-the-money options as of that date. The total number of in-the-money options exercisable as of December 29, 2012 was 1,986,114 and the weighted-average exercise price was $24.36. As of December 31, 2011, 2,831,883 outstanding options were exercisable and the weighted-average exercise price was $21.85.

Beginning in 2009, the Board of Directors has awarded an annual grant of performance share awards to the officers of the Company. The number of performance-based shares that will be earned (and eligible to vest) during the performance period will depend on the Company’s level of success in achieving two specifically identified performance targets. Any portion of the performance shares that are not earned by the end of the three-year measurement period will be forfeited. The final determination of the number of shares to be issued in respect to an award is determined by the Compensation Committee of the Company’s Board of Directors.

A summary of the nonvested restricted shares issued under stock award plans is as follows:

	Restricted Awards	Weighted- Average Grant Date Fair Value	Performance Awards	Weighted- Average Grant Date Fair Value
Nonvested at January 2, 2010	640,470	$21.34	263,905	$17.22
Granted	262,342	25.51	215,027	24.30
Vested	(117,438)	22.71	—	—
Forfeited	(21,828)	21.93	(4,407)	17.11

Nonvested at January 1, 2011	763,546	$22.55	474,525	$20.43
Granted	200,427	36.57	206,148	36.63
Vested	(165,186)	24.27	—	—
Forfeited	(52,858)	24.72	(39,343)	24.76

Nonvested at December 31, 2011	745,929	$25.78	641,330	$25.37
Granted	351,674	40.27	200,595	39.78
Vested	(365,217)	25.02	(436,176)	21.26
Forfeited	(33,155)	32.26	(16,052)	25.64

Nonvested at December 29, 2012	699,231	$33.16	389,697	$37.85

As of December 29, 2012, there was $11.6 of unrecognized compensation expense related to nonvested share-based compensation arrangements granted under restricted stock award plans. That cost is expected to be recognized over a weighted-average period of 2.1 years. The total fair value of shares vested during the year-ended December 29, 2012 was $14.9. As of December 31, 2011, there was $6.5 of unrecognized compensation expense related to nonvested share-based compensation arrangements granted under restricted stock award plans. That cost was expected to be recognized over a weighted-average period of 2.0 years. The total fair value of shares vested during the year-ended December 31, 2011 was $6.2. As of January 1, 2011, there was $6.2 of unrecognized compensation expense related to nonvested share-based compensation arrangements granted under restricted stock award plans that was expected to be recognized over a weighted-average period of 1.6 years. The total fair value of shares vested during the year-ended January 1, 2011 was $3.0.

As of December 29, 2012, there was $3.5 of unrecognized compensation expense related to nonvested share-based compensation arrangements granted under performance-based award plans. That cost is expected to be recognized over a weighted-average period of 1.2 years. The total fair value of shares vested during the year-ended December 29, 2012 was $17.5. As of December 31, 2011, there was $4.7 of unrecognized compensation expense related to nonvested share-based compensation arrangements granted under performance-based restricted stock award plans. That cost was expected to be recognized over a weighted-average period of 2.0 years. The total fair value of shares vested during the year-ended December 31, 2011 was $4.7. As of January 1, 2011, there was $5.0 of unrecognized compensation expense related to nonvested share-based compensation arrangements granted under performance-based restricted stock award plans that was expected to be recognized over a weighted-average period of 2.0 years. The total fair value of shares vested during the year-ended January 1, 2011 was $3.2.

RETIREMENT PLANS	12 Months Ended
Jul. 22, 2013
Compensation And Retirement Disclosure [Abstract]
RETIREMENT PLANS

6. RETIREMENT PLANS

The Company has three non-contributory, defined benefit pension plans covering a majority of its domestic employees. The Company’s principal defined benefit pension plan provides benefits based on the employee’s years of service and final average earnings. Subsequent to the end of fiscal 2012, the Company closed this plan to new participants. The Company’s second plan provides benefits at a fixed rate per year of service for certain employees under a collectively bargaining arrangement. The Company’s third noncontributory defined benefit pension plan, which no longer accrues future benefits, covers certain eligible PLG associates. Prior to the freezing of the plan, eligible PLG participants accrued pension benefits at a fixed unit rate based on the participant’s service and compensation.

The Company has a Supplemental Executive Retirement Plan (the “SERP”) for certain current and former employees that entitles a participating employee to receive payments from the Company following retirement based on the employee’s years of service and final average earnings (as defined in the SERP). Under the SERP, the employees can elect early retirement with a corresponding reduction in benefits. The Company also has individual deferred compensation agreements with certain former employees that entitle these employees to receive payments from the Company for a period of 15 to 18 years following retirement. The Company maintains life insurance policies with a cash surrender value of $46.7 at December 29, 2012 and $38.2 at December 31, 2011 that are intended to fund deferred compensation benefits under the SERP and deferred compensation agreements.

The Company has two defined contribution 401(k) plans covering substantially all domestic employees that provides for Company contributions based on earnings. The Company recognized expense for its defined contribution plans of $2.9 in fiscal 2012, $2.5 in fiscal 2011 and $2.1 in fiscal 2010.

The Company has certain defined contribution plans at foreign subsidiaries. Contributions to these plans were $0.9 in fiscal 2012, $0.9 in fiscal 2011 and $0.9 in fiscal 2010. The Company also has a benefit plan at a foreign location that provides for retirement benefits based on years of service. The obligation recorded under this plan was $3.0 at December 29, 2012 and $3.1 at December 31, 2011 and was recognized as a deferred compensation liability on the accompanying balance sheet.

The following summarizes the status of and changes in the Company’s assets and related obligations for its pension plans (which include the Company’s defined benefit pension plans and the SERP) for the fiscal years:

(In millions)	2012	2011
Change in projected benefit obligations:
Projected benefit obligations at beginning of the year	$269.1	$230.1
PLG projected benefit obligations at acquisition date	109.7	—
Service cost pertaining to benefits earned during the year	7.7	6.5
Interest cost on projected benefit obligations	15.3	13.4
Actuarial losses	55.7	30.3
Benefits paid to plan participants	(12.3)	(11.2)

Projected benefit obligations at end of the year	$445.2	$269.1

Change in fair value of pension assets:
Fair value of pension assets at beginning of the year	$163.1	$144.4
PLG fair value of pension assets at acquisition date	72.0	—
Actual return on plan assets	26.0	(3.9)
Company contributions – pension	26.7	31.8
Company contributions – SERP	1.9	1.9
Benefits paid to plan participants	(12.4)	(11.1)

Fair value of pension assets at end of the year	$277.3	$163.1

Funded status	$(167.9)	$(106.0)

Amounts recognized in the consolidated balance sheets:
Current liabilities	$(2.4)	$(2.2)
Non current liabilities	(165.5)	(103.8)

Net amount recognized	$(167.9)	$(106.0)

Amounts recognized in accumulated other comprehensive loss:
Unrecognized net actuarial loss (amount net of tax: 2012 – $(90,525); 2011 – $(74,272))	$(137.9)	$(113.8)
Unrecognized prior service cost (amount net of tax: 2012 – $(228); 2011 – $(310))	(0.4)	(0.5)

Net amount recognized	$(138.3)	$(114.3)

Funded status of pension plans and SERP (supplemental):
Funded status of qualified defined benefit plans and SERP	$(167.9)	$(106.0)
Nonqualified trust assets (cash surrender value of life insurance) recorded in other assets and intended to satisfy the projected benefit obligation of unfunded SERP obligations	46.7	38.2

Net funded status of pension plans and SERP (supplemental)	$(121.2)	$(67.8)

The accumulated benefit obligations for all defined benefit pension plans and the SERP were $425.4 at December 29, 2012 and $254.2 at December 31, 2011.

The following is a summary of net pension and SERP expense recognized by the Company:

(In millions)	2012	2011	2010
Service cost pertaining to benefits earned during the year	$(7.7)	$(6.5)	$(5.7)
Interest cost on projected benefit obligations	(15.4)	(13.4)	(12.8)
Expected return on pension assets	16.0	14.3	12.2
Net amortization loss	(20.8)	(11.9)	(10.0)

Net pension expense	$(27.9)	$(17.5)	$(16.3)

The prior service cost and actuarial loss included in accumulated other comprehensive loss and expected to be recognized in net periodic pension expense during 2013 is $0.1 and $30.4, respectively. Expense for qualified defined benefit pension plans was $20.2 in fiscal 2012, $12.6 in fiscal 2011 and $11.9 in fiscal 2010.

The weighted-average actuarial assumptions used to determine the benefit obligation amounts and the net periodic benefit cost for the Company’s pension and post-retirement plans are as follows.

	2012	2011
Weighted-average assumptions used to determine benefit obligations at fiscal year-end:
Discount rate	4.30%	5.42%
Rate of compensation increase – pension	4.85%	4.85%
Rate of compensation increase – SERP	7.00%	7.00%

Weighted average assumptions used to determine net periodic benefit cost for the years ended:
Discount rate	5.14%	5.94%
Expected long-term rate of return on plan assets	7.68%	8.00%
Rate of compensation increase – pension	4.85%	4.85%
Rate of compensation increase – SERP	7.00%	7.00%

Unrecognized net actuarial losses exceeding certain corridors are amortized over a five-year period, unless the minimum amortization method based on average remaining service periods produces a higher amortization. The Company utilizes a bond matching calculation to determine the discount rate. A hypothetical bond portfolio is created based on a presumed purchase of high-quality corporate bonds with maturities that match the plan’s expected future cash outflows. The discount rate is the resulting yield of the hypothetical bond portfolio. The discount rate is used in the calculation of the year-end pension liability and service cost for the subsequent year.

The long-term rate of return is based on overall market expectations for a balanced portfolio with an asset mix similar to the Company’s, utilizing historic returns for broad market and fixed income indices. The Company’s asset allocations at fiscal year-end by asset category and fair value measurement are as follows:

(In millions)	2012
	Level 1	Level 2	Total
Equity securities	$12.8	$185.6	$198.4	71.6%
Fixed income investments	25.5	53.4	78.9	28.4%
Cash and money market investments	—	—	—	0.0%

Fair value of plan assets	$38.3	$239.0	$277.3	100.0%

	2011
	Level 1	Level 2	Total
Equity securities	$—	$119.4	$119.4	73.2%
Fixed income investments	—	43.6	43.6	26.7%
Cash and money market investments	—	0.1	0.1	0.1%

Fair value of plan assets	$—	$163.1	$163.1	100.0%

The Company’s investment policy for plan assets uses a blended approach of U.S. and foreign equities combined with U.S. fixed income investments. Policy guidelines indicate that total equities should not exceed 80% and fixed income securities should not exceed 35%. Within the equity and fixed income classifications, the investments are diversified.

The Company expects to contribute approximately $2.4 to its qualified defined benefit pension plans and approximately $2.4 to the SERP in fiscal 2013.

Expected benefit payments for the five years subsequent to 2012 and the sum of the five years following those are as follows:

(In millions)	2013	2014	2015	2016	2017	2018-2022
Expected benefit payments	$16.7	$18.6	$19.4	$20.4	$21.1	$119.0

INCOME TAXES	12 Months Ended
Jul. 22, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES

7. INCOME TAXES

The geographic components of earnings before income taxes are as follows:

(In millions)	2012	2011	2010
United States	$38.3	$105.5	$86.8
Foreign	55.9	63.4	56.4

	$94.2	$168.9	$143.2

The provisions for income taxes consist of the following:

(In millions)	2012	2011	2010
Current expense:
Federal	$15.3	$22.9	$28.5
State	1.4	0.1	1.9
Foreign	3.1	15.1	13.8
Deferred expense (credit):
Federal	(5.1)	5.8	(4.9)
State	(0.4)	0.5	(0.4)
Foreign	(0.9)	1.2	(0.2)

	$13.4	$45.6	$38.7

A reconciliation of the Company’s total income tax expense and the amount computed by applying the statutory federal income tax rate of 35% to earnings before income taxes is as follows:

(In millions)	2012	2011	2010
Income taxes at U.S. statutory rate	$33.0	$59.1	$50.0
State income taxes, net of federal income tax	0.2	1.0	0.6
Nontaxable earnings of foreign affiliates	(4.9)	(4.6)	(4.6)
Research and development credits	—	(0.6)	(0.6)
Foreign earnings taxed at rates different from the U.S. statutory rate	(13.1)	(13.5)	(9.2)
Adjustments for uncertain tax positions	(6.7)	3.5	2.1
Non deductible expenses	4.9	0.7	0.1
Other	—	—	0.3

	$13.4	$45.6	$38.7

Significant components of the Company’s deferred income tax assets and liabilities as of the end of fiscal years 2012 and 2011 are as follows:

(In millions)	2012	2011
Deferred income tax assets:
Accounts receivable and inventory valuation allowances	$16.5	$5.3
Deferred compensation accruals	9.9	3.1
Accrued pension expense	58.9	36.6
Stock-based compensation	7.7	11.2
Net operating loss and foreign tax credit carryforward	3.9	2.8
Other amounts not deductible until paid	10.1	7.3
Other	1.4	—

Total gross deferred income tax assets	108.4	66.3
Less valuation allowance	(3.2)	(2.5)

Net deferred income tax assets	105.2	63.8

Deferred income tax liabilities:
Tax depreciation in excess of book depreciation	(9.9)	(6.0)
Intangible assets	(302.0)	—
Other	(4.9)	(5.7)

Total deferred income tax liabilities	(316.8)	(11.7)

Net deferred income tax assets (liabilities)	$(211.6)	$52.1

The valuation allowance for deferred income tax assets as of December 29, 2012 and December 31, 2011, was $3.2 and $2.5 respectively. The net change in the total valuation allowance for each of the years ended December 29, 2012, and December 31, 2011, was $0.7 and $1.1 respectively. The valuation allowance was related to foreign net operating loss carryforwards and tax credit carryforwards in foreign jurisdictions that, in the judgment of management, are not more likely than not to be realized. The ultimate realization of the carryforwards depends on the generation of future taxable income in the foreign tax jurisdictions.

At December 29, 2012, the Company had foreign net operating loss carryforwards of $8.5, which have expiration periods ranging from eight years to an unlimited term during which they are available to offset future foreign taxable income. The Company also had foreign tax credit carryforwards in foreign jurisdictions of $0.9, which are available for an unlimited carryforward period to offset future foreign taxable income.

The following table summarizes the activity related to the Company’s unrecognized tax benefits:

(In millions)	2012	2011
Beginning balance	$13.8	$10.7
Increase related to current year business acquisition	2.6	—
Increases related to current year tax positions	1.5	5.3
Decreases related to prior years positions	(4.8)	(1.1)
Settlements	(2.7)	—
Decrease due to lapse of statute	(0.6)	(1.1)

Ending balance	$9.8	$13.8

The portion of the unrecognized tax benefits that, if recognized currently, would reduce the annual effective tax rate was $8.5 as of December 29, 2012 and $13.1 as of December 31, 2011. The Company recognizes interest and penalties related to unrecognized tax benefits through interest expense and income tax expense, respectively. Interest accrued related to unrecognized tax benefits was $2.0 as of December 29, 2012 and $0.8 as of December 31, 2011.

The Company is subject to periodic audits by domestic and foreign tax authorities. Currently, the Company is undergoing routine periodic audits in both domestic and foreign tax jurisdictions. It is reasonably possible that the amounts of unrecognized tax benefits could change in the next 12 months as a result of the audits; however, any payment of tax is not expected to be significant to the consolidated financial statements.

For the majority of tax jurisdictions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2008.

No provision has been made for U.S. federal and state income taxes or foreign taxes that may result from future remittances of the remaining undistributed earnings of foreign subsidiaries of $313.9 at December 29, 2012, as the Company expects such earnings will remain reinvested overseas indefinitely.

In January 2013, the American Taxpayer Relief Act of 2012 was signed into law and various tax provisions including the research credit that had expired as of December 31, 2011 were reinstated retroactively to January 1, 2012. In accordance with ASC 740-45-15, the effects of changes in tax rates and laws on deferred tax balances and tax rates are recognized in the period the legislation is enacted. As a result, the impact of the new legislation will be reflected in the Company’s consolidated financial position and results of operations in fiscal 2013.

LITIGATION AND CONTINGENCIES	12 Months Ended
Jul. 22, 2013
Commitments And Contingencies Disclosure [Abstract]
LITIGATION AND CONTINGENCIES

8. LITIGATION AND CONTINGENCIES

The Company is involved in various environmental claims and other legal actions arising in the normal course of business. The environmental claims include sites where the U.S. Environmental Protection Agency has notified the Company that it is a potentially responsible party with respect to environmental remediation. These remediation claims are subject to ongoing environmental impact studies, assessment of remediation alternatives, allocation of costs between responsible parties and concurrence by regulatory authorities and have not yet advanced to a stage where the Company’s liability is fixed. However, after taking into consideration legal counsel’s evaluation of all actions and claims against the Company, it is management’s opinion that the outcome of these matters will not have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows.

The Company is involved in routine litigation incidental to its business and is a party to legal actions and claims, including, but not limited to, those related to employment and intellectual property. Some of the legal proceedings include claims for compensatory as well as punitive damages. While the final outcome of these matters cannot be predicted with certainty, considering, among other things, the meritorious legal defenses available and liabilities that have been recorded along with applicable insurance, it is management’s opinion that the outcome of these items will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

The Company has future minimum royalty and advertising obligations due under the terms of certain licenses held by the Company. These minimum future obligations are as follows:

(In millions)	2013	2014	2015	2016	Beyond
Minimum royalties	$2.1	$1.7	$1.5	$—	$—
Minimum advertising	6.7	7.7	8.8	2.9	5.2

Minimum royalties are based on both fixed obligations and assumptions regarding the consumer price index. Royalty obligations in excess of minimum requirements are based upon future sales levels. In accordance with these agreements, the Company incurred royalty expense of $2.8, $3.3, and $3.0 for fiscal years 2012, 2011, and 2010, respectively.

The terms of certain license agreements also require the Company to make advertising expenditures based on the level of sales. In accordance with these agreements, the Company incurred advertising expense of $4.1, $3.3, and $3.0 for fiscal years 2012, 2011, and 2010, respectively.

BUSINESS SEGMENTS	12 Months Ended
Jul. 22, 2013
Segment Reporting [Abstract]
BUSINESS SEGMENTS

9. BUSINESS SEGMENTS

During the first quarter of fiscal 2013, the Company reorganized its portfolio of 16 brands, including brands acquired as part of the PLG business in the fourth quarter of fiscal 2012, into the following three operating segments, which the Company has determined are reportable operating segments.

•	Lifestyle Group, consisting of Sperry Top-Sider® footwear and apparel, Stride Rite® footwear, Hush Puppies® footwear and apparel, Keds® footwear, and Soft Style® footwear;

•	Performance Group, consisting of Merrell® footwear and apparel, Saucony® footwear and apparel, Chaco® footwear, Patagonia® footwear, and Cushe® footwear; and

•	Heritage Group, consisting of Wolverine® footwear and apparel, Cat® footwear, Bates® uniform footwear, Sebago® footwear and apparel, Harley-Davidson® footwear, and HyTest® Safety footwear.

The reportable segments are engaged in designing, manufacturing, sourcing, marketing, licensing and distributing branded footwear, apparel and accessories. Reported revenue of the reportable operating segments includes revenue from the sale of branded footwear, apparel and accessories to third-party customers; royalty income from the licensing of the Company’s trademarks and brand names to third-party licensees and distributors; and revenue from the Company’s mono-branded consumer-direct business. The operating segment managers of the Lifestyle, Performance and Heritage Group operating segments all report directly to the Chief Operating Decision Maker. Prior year results have been restated to reflect these new reportable operating segments.

The Other category consists of the Company’s multi-branded consumer-direct business, the Company’s leather marketing operations, Wolverine Leathers, and the Company’s sourcing operations which include third-party commission revenues. The Corporate category consists primarily of unallocated corporate expenses including acquisition-related transaction and integration expenses. This segment structure is consistent with the way management makes operating decisions, allocates resources and manages the growth and profitability of the Company’s business. The Company allocated goodwill in accordance with FASB ASC Topic 350, Intangibles – Goodwill and Other in connection with the reorganization of the Company’s brand portfolio in the first quarter of fiscal 2013.

The accounting policies of each operating segment are the same as those described in the summary of significant accounting policies set forth in Note 1 to the consolidated condensed financial statements.

The performance of the reportable operating segments is evaluated by the Company’s management using various financial measures. The following is a summary of certain key financial measures for the respective fiscal periods indicated.

(In millions)	2012	2011	2010
Revenue:
Lifestyle Group	$309.6	$147.4	$134.6
Performance Group	674.6	619.4	514.6
Heritage Group	563.9	553.8	501.8
Other	92.7	88.5	97.5

Total	$1,640.8	$1,409.1	$1,248.5

Depreciation expense:
Lifestyle Group	$1.9	$0.5	$0.4
Performance Group	2.8	2.1	2.2
Heritage Group	1.1	1.0	0.9
Other	4.0	3.6	3.4
Corporate	11.4	7.7	7.6

Total	$21.2	$14.9	$14.5

Operating profit:
Lifestyle Group	$44.6	$32.2	$29.1
Performance Group	128.4	135.5	108.0
Heritage Group	83.5	91.6	87.6
Other	(1.1)	—	1.6
Corporate	(141.7)	(89.1)	(84.1)

Total	$113.7	$170.2	$142.2

Additions to property, plant and equipment:
Lifestyle Group	$1.7	$1.9	$0.7
Performance Group	1.9	3.7	2.6
Heritage Group	0.3	1.5	1.5
Other	2.5	1.1	4.5
Corporate	8.5	11.2	7.1

Total	$14.9	$19.4	$16.4

Total assets:
Lifestyle Group	$1,338.3	$76.2
Performance Group	513.7	231.2
Heritage Group	319.0	234.0
Other	80.8	60.4
Corporate	362.6	249.9

Total	$2,614.4	$851.7

Goodwill:
Lifestyle Group	$349.5	$6.4
Performance Group	87.0	10.4
Heritage Group	23.4	22.1

Total	$459.9	$38.9

Geographic information, based on shipping destination, related to revenue from external customers included in the consolidated statements of operations is as follows:

(In millions)	2012	2011	2010
United States	$1,079.9	$842.0	$768.6
Foreign:
Europe	310.1	336.9	218.5
Canada	112.6	114.0	103.4
Other	138.2	116.2	158.0

Total from foreign territories	560.9	567.1	479.9

	$1,640.8	$1,409.1	$1,248.5

The location of the Company’s long-lived assets (primarily property, plant and equipment) is as follows:

(In millions)	2012	2011
United States	$136.8	$71.4
Foreign countries	14.2	8.9

	$151.0	$80.3

The Company does not believe that it is dependent upon any single customer because no customer accounts for more than 10% of consolidated revenue.

The Company sources approximately 95% (based on pairs) of its footwear products from third-party suppliers located primarily in the Asia Pacific region. The remainder is produced at Company-owned manufacturing facilities in the U.S. and the Dominican Republic. All apparel and accessories are sourced from third-party suppliers. While changes in suppliers could cause delays in manufacturing and a possible loss of sales, management believes that other suppliers could provide similar products on comparable terms.

RESTRUCTURING AND OTHER TRANSITION COSTS	12 Months Ended
Jul. 22, 2013
Restructuring And Related Activities [Abstract]
RESTRUCTURING AND OTHER TRANSITION COSTS

10. RESTRUCTURING AND OTHER TRANSITION COSTS

On January 7, 2009, the Board of Directors of the Company approved a strategic restructuring plan designed to create significant operating efficiencies, improve the Company’s supply chain and create a stronger global platform. On October 7, 2009, the Company announced an expansion of its restructuring plan to include the consolidation of two domestic manufacturing facilities into one and to finalize realignment in certain of the Company’s product creation organizations. The strategic restructuring plan and all actions under the plan, except for certain cash payments, were completed as of June 19, 2010. Accordingly, the Company did not incur any restructuring or other transition costs for the years ended December 29, 2012 and December 31, 2011. For the year-ended January 1, 2011 the Company incurred restructuring and other transition costs of $4.2 ($3.1 on an after-tax basis), or $0.06 per diluted share.

Restructuring

The Company did not incur restructuring charges for the years ended December 29, 2012 and December 31, 2011. For the year-ended January 1, 2011 the Company incurred restructuring charges of $2.2 ($1.6 on an after-tax basis).

The following is a summary of the activity with respect to a reserve established by the Company in connection with the restructuring plan, by category of costs:

(In millions)	Severance and employee related	Facility exit costs and other	Total
Balance at January 2, 2010	$3.9	$2.1	$6.0
Charges incurred	0.6	1.7	2.3
Amounts paid or utilized	(4.2)	(2.7)	(6.9)

Balance at January 1, 2011	$0.3	$1.1	$1.4
Amounts paid or utilized	(0.3)	(0.7)	(1.0)

Balance at December 31, 2011	$—	$0.4	$0.4
Amounts paid or utilized	—	(0.3)	(0.3)

Balance at December 29, 2012	$—	$0.1	$0.1

Other Transition Costs

Incremental costs incurred related to the restructuring plan that do not qualify as restructuring costs under the provisions of FASB ASC Topic 420, Exit or Disposal Cost Obligations, have been included in the Company’s consolidated condensed statements of operations on the line items titled “Restructuring and other transition costs”. These primarily include costs related to closure of facilities, new employee training and transition to outsourced services. All costs included in this caption were solely related to the transition and implementation of the restructuring plan and do not include ongoing business operating costs. There were no other transition costs incurred during the years ended December 29, 2012 and December 31, 2011. Other transition costs for the year-ended January 1, 2011, were $2.0 ($1.5 on an after-tax basis).

BUSINESS ACQUISITIONS	12 Months Ended
Jul. 22, 2013
Business Combinations [Abstract]
BUSINESS ACQUISITIONS

11. BUSINESS ACQUISITIONS

On October 9, 2012, the Company acquired all of the outstanding equity interests of Collective Brands, Inc’s Performance + Lifestyle Group business (“PLG”) as well as certain other assets. Consideration paid to acquire PLG was approximately $1,249.5 million in cash. PLG markets casual and athletic footwear, apparel and related accessories for adults and children under well-known brand names including Sperry Top-Sider®, Saucony®, Stride Rite®, and Keds®. The acquisition expands the Company’s existing portfolio of brands to 16. The Company accounted for the acquisition under the provisions of FASB ASC Topic 805, Business Combinations. The related assets acquired and liabilities assumed were recorded at fair value on the acquisition date. The operating results for PLG are included in the Company’s consolidated results of operations beginning October 9, 2012. The operating results for PLG are included in the PLG wholesale and PLG retail operating groups. The PLG wholesale group is aggregated into the branded, footwear, apparel and Licensing segment. The PLG retail group is aggregated into the consumer-direct segment.

The Company funded the transaction using a combination of cash on hand of approximately $88.8 and debt financing. The Company’s debt financing included net proceeds from the term loan debt associated with the Company’s New Credit Agreement as well as net proceeds from the Company’s senior notes.

The Company incurred non-recurring transaction and integration costs of $42.2 during fiscal 2012 of which $4.5, $32.5 and $5.2 were included within cost of goods sold, selling, general, and administrative expenses and interest expense, respectively, within the Company’s consolidated statements of operations and comprehensive income. The non-recurring charge to cost of goods sold of $4.5 relates to the fair value adjustment to acquisition-date inventory and severance costs. The non-recurring costs within selling, general, and administrative expenses include professional and legal fees ($14.9), taxes paid on behalf of the seller ($9.7), severance ($2.7), onetime software license fees ($2.4) and other onetime costs of $2.8, respectively. The $5.2 of non-recurring interest expense relates to a non-recurring financing commitment fee and refinancing fees associated with the Company’s acquisition of PLG.

The preliminary allocation of the purchase price through December 29, 2012 was:

(In millions)

Cash	$23.6
Accounts receivable	146.9
Inventories	203.5
Deferred income taxes	13.6
Other current assets	13.2
Property, plant and equipment	77.1
Goodwill	419.6
Intangible assets	820.6
Other	11.2

Total assets acquired	1,729.3

Accounts payable	97.4
Other accrued liabilities	40.0
Deferred income taxes	294.7
Accrued pension liabilities	37.7
Other liabilities	10.0

Total liabilities assumed	479.8

Net assets acquired	$1,249.5

The allocation of the purchase price above is considered preliminary and was based upon valuation information available and estimates and assumptions made at December 29, 2012. The Company is still in the process of verifying data and finalizing information related to the valuation and recording of identifiable intangible assets, deferred income taxes, uncertain tax provisions and accrued pension liabilities and the resulting effects on the amount of recorded goodwill. The Company expects to finalize these matters within the measurement period, which is currently expected to remain open through the second quarter of fiscal 2013.

The excess of the purchase price over the fair value of net assets acquired, amounting to $419.6, was preliminarily recorded as goodwill in the condensed consolidated balance sheet and was assigned to the PLG wholesale and PLG retail operating segments, which were also determined to be reporting units. This resulted in the following addition to goodwill within the Company’s reportable segments:

(In millions)	Goodwill from the acquisition of PLG
Branded wholesale, footwear, apparel and licensing	$373.6
Consumer-direct	$46.0

Total	$419.6

The goodwill recognized is attributable primarily to expected synergies and the assembled workforce of PLG. Substantially all of the goodwill is not amortizable for income tax purposes.

Intangible assets acquired in the acquisition were preliminarily valued as follows:

(In millions)	Intangible Asset	Useful life
Trade names and trademarks	$661.8	Indefinite
Customer lists	110.5	3-20 years
Licensing agreements	28.1	4-5 years
Developed product technology	14.5	3-5 years
Backlog	5.1	6 months
Net favorable leases	0.6	10 years

Total intangible assets acquired	$820.6

Management preliminarily assigned fair values to the identifiable intangible assets through a combination of the relief from royalty and the excess earnings methods.

At the time of the acquisition, a step-up in the value of inventory of $4.0 was recorded in the allocation of the purchase price based on valuation estimates, all of which was charged to cost of sales in the fourth quarter of fiscal 2012 as the inventory was sold. In addition, fixed assets were written up by approximately $18.8 to their estimated fair market value based on a valuation method that included both the cost and market approaches. This additional step-up in value is being depreciated over the estimated remaining useful lives of the assets.

The results of operations for PLG have been included in the consolidated statements of operations since the date of acquisition. The amount of fiscal 2012 revenue and net loss, which includes interest expense associated with the New Credit Agreement and senior notes, amortization of acquired intangibles and incremental operating costs, attributable to PLG included in the consolidated statements of operations consists of the following:

(In millions)	2012
Revenue	$219.4
Net loss	$(2.4)

The following supplemental pro forma financial information presents net sales and net earnings for the Company as if the PLG business acquisition had occurred at the beginning of fiscal 2011. This pro forma information is not necessarily indicative of the results that would have actually been obtained if the acquisition had occurred at the beginning of the periods presented or that may be attained in the future.

(In millions)	2012	2011
Revenue	$2,548.2	$2,428.3
Net earnings attributable to Wolverine World Wide, Inc.	$128.6	$80.4

For 2011, the primary adjustments include: i) the addition of a non-recurring charge to cost of goods sold related to the fair value adjustment to acquisition-date inventory and severance of $4.5, ii) the addition of $32.1 of amortization and depreciation for acquired intangibles and property and equipment, iii) the addition of $32.5 of non-recurring acquisition related expenses and iv) the addition of $63.2 of interest expense. For 2012, the primary adjustments include: i) the elimination of the non-recurring charge to cost of goods sold related to the fair value adjustment to acquisition-date inventory and severance of $4.5, ii) the elimination of $32.5 of non-recurring acquisition related expenses, iii) the addition of $24.7 of amortization and depreciation for acquired intangibles and property and equipment, and iv) the addition of $35.0 of interest expense.

Subsequent to the end of fiscal 2012, the Company incurred approximately $5.2 million of severance costs related to the integration of PLG.

Quarterly Results of Operations (Unaudited)	12 Months Ended
Jul. 22, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (Unaudited)

12. Quarterly Results of Operations (Unaudited)

The Company reports its quarterly results of operations on the basis of 12-week periods for each of the first three fiscal quarters and a 16- or 17-week period for the fiscal fourth quarter. The fourth quarter of fiscal 2012 and fiscal 2011 consists of 16 weeks. The aggregate quarterly earnings per share amounts disclosed in the table below may not equal the annual per share amounts due to rounding and the fact that results for each quarter are calculated independently of the full fiscal year.

The Company’s unaudited quarterly results of operations are as follows:

(In millions)	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$322.8	$312.7	$353.1	$652.2
Gross profit	132.2	118.1	138.6	239.3
Net earnings (loss) attributable to Wolverine World Wide, Inc.	31.2	20.5	32.7	(3.7)
Net earnings (loss) per share:
Basic	$0.65	$0.43	$0.68	$(0.08)
Diluted	0.64	0.42	0.66	(0.08)

(In millions)	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$330.9	$310.1	$361.6	$406.5
Gross profit	137.8	122.1	146.7	150.2
Net earnings attributable to Wolverine World Wide, Inc.	35.9	24.0	40.4	23.0
Net earnings per share:
Basic	$0.74	$0.49	$0.84	$0.48
Diluted	0.72	0.48	0.82	0.47

SUBSIDIARY GUARANTORS OF THE NOTES	12 Months Ended
Jul. 22, 2013
Text Block [Abstract]
SUBSIDIARY GUARANTORS OF THE NOTES

13. SUBSIDIARY GUARANTORS OF THE 2012 NOTES

The following tables present consolidated condensed financial information for (a) the Company (for purposes of this discussion and table, “Parent”); (b) the guarantors of the Notes, which include substantially all of the domestic, 100% owned subsidiaries of the Parent (“Subsidiary Guarantors”); and (c) the wholly- and partially-owned foreign subsidiaries of the Parent, which do not guarantee the Notes (“Non-Guarantor Subsidiaries”). Separate financial statements of the Subsidiary Guarantors are not presented because they are fully and unconditionally, jointly and severally liable under the guarantees, except for normal and customary release provisions.

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES

Consolidated Condensed Statements of Operations and Comprehensive Income

Fiscal year ended December 29, 2012

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenue	$527.1	$1,065.7	$539.2	$(491.2)	$1,640.8
Cost of goods sold	390.6	780.6	277.1	(440.2)	1,008.1
Non-recurring transaction and integration costs	4.5	—	—	—	4.5
Restructuring and other transition costs	—	—	—	—	—

Gross profit	132.0	285.1	262.1	(51.0)	628.2

Selling, general and administrative expenses	123.0	206.0	204.7	(51.7)	482.0
Acquisition-related transaction and Integration costs	32.5	—	—	—	32.5
Restructuring and other transition costs	—	—	—	—	—

Operating profit	(23.5)	79.1	57.4	0.7	113.7

Other expenses:
Interest expense – net	13.9	(0.2)	0.3	—	14.0
Non-recurring acquisition related interest expense	5.2	—	—	—	5.2
Other expense (income) – net	0.4	(0.2)	0.1	—	0.3

	19.5	(0.4)	0.4	—	19.5

Earnings (loss) before income taxes	(43.0)	79.5	57.0	0.7	94.2

Income taxes	12.3	(0.1)	1.2	—	13.4

Earnings before equity in earnings (losses) of consolidated subsidiaries	(55.3)	79.6	55.8	0.7	80.8
Equity in earnings (losses) of consolidated subsidiaries	136.0	54.4	61.2	(251.6)	—

Net earnings	80.7	134.0	117.0	(250.9)	80.8

Net earnings attributable to non-controlling interests	—	—	0.1	—	0.1

Net earnings (loss) attributable to Wolverine World Wide, Inc.	$80.7	$134.0	$116.9	$(250.9)	$80.7

Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	$5.7$	—	$5.7	$(5.7)	$5.7
Change in fair value of foreign exchange contracts	(5.0)	—	(5.0)	5.0	(5.0)
Change in fair value of interest rate swap	(1.0)	—	—	—	(1.0)
Pension adjustments	(16.2)	—	—	—	(16.2)

Other comprehensive income	(16.5)	—	0.7	(0.7)	(16.5)

Comprehensive income	64.2	134.0	117.6	(251.6)	64.2

Less: comprehensive income (loss) attributable to non-controlling interest	(0.1)	—	(0.1)	0.1	(0.1)

Comprehensive income (loss) attributable to Wolverine World Wide, Inc.	$64.3	$134.0	$117.7	$(251.7)	$64.3

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES

Consolidated Condensed Statements of Operations and Comprehensive Income

Fiscal year ended December 31, 2011

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenue	$524.7	$504.7	$490.0	$(110.3)	$1409.1
Cost of goods sold	384.3	306.3	232.1	(70.4)	852.3
Non-recurring transaction and integration costs	—	—	—	—	—
Restructuring and other transition costs	—	—	—	—	—

Gross profit	140.4	198.4	257.9	(39.9)	556.8

Selling, general and administrative expenses	136.1	98.1	191.3	(39.0)	386.5
Acquisition-related transaction and Integration costs	—	—	—	—	—
Restructuring and other transition costs	—	—	—	—	—

Operating profit	4.3	100.3	66.6	(0.9)	170.3

Other expenses:
Interest expense – net	1.2	—	(0.1)	—	1.1
Non-recurring acquisition related interest expense	—	—	—	—	—
Other expense (income) – net	0.1	0.1	0.1	—	0.3

	1.3	0.1	—	—	1.4

Earnings (loss) before income taxes	3.0	100.2	66.6	(0.9)	168.9

Income taxes	41.9	—	3.7	—	45.6

Earnings before equity in earnings (losses) of consolidated subsidiaries	(38.9)	100.2	62.9	(0.9)	123.3
Equity in earnings (losses) of consolidated subsidiaries	162.2	59.7	71.1	(293.0)	—

Net earnings	123.3	159.9	134.0	(293.9)	123.3

Net earnings (loss) attributable to non-controlling interests	—	—	—	—	—

Net earnings (loss) attributable to Wolverine World Wide, Inc.	$123.3	$159.9	$134.0	$(293.9)	$123.3

Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	$(11.3)	$—	$(11.3)	$11.3	$(11.3)
Change in fair value of foreign exchange contracts	5.1	—	5.1	(5.1)	5.1
Change in fair value of interest rate swap	—	—	—	—	—
Pension adjustments	(23.7)	—	—	—	(23.7)

Other comprehensive income	(29.9)	—	(6.2)	6.2	(29.9)

Comprehensive income	93.4	159.9	127.8	(287.7)	93.4

Less: comprehensive income (loss) attributable to non-controlling interest	—	—	—	—	—

Comprehensive income (loss) attributable to Wolverine World Wide, Inc.	$93.4	$159.9	$127.8	$(287.7)	$93.4

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES

Consolidated Condensed Statements of Operations and Comprehensive Income

Fiscal year ended January 1, 2011

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenue	$494.9	$421.2	$430.2	$(97.8)	$1,248.5
Cost of goods sold	359.8	255.6	199.0	(59.9)	754.5
Non-recurring transaction and integration costs	—	—	—	—	—
Restructuring and other transition costs	1.4	—	—	—	1.4

Gross profit	133.7	165.6	231.2	(37.9)	492.6

Selling, general and administrative expenses	129.3	86.7	174.4	(42.8)	347.6
Acquisition-related transaction and Integration costs	—	—	—	—	—
Restructuring and other transition costs	2.8	—	—	—	2.8

Operating profit	1.6	78.9	56.8	4.9	142.2

Other expenses:
Interest expense – net	0.3	—	0.1	—	0.4
Non-recurring acquisition related interest expense	—	—	—	—	—
Interest income	—	—	—	—	—
Other expense (income) – net	(0.5)	(0.1)	(5.6)	4.8	(1.4)

	(0.2)	(0.1)	(5.5)	4.8	(1.0)

Earnings (loss) before income taxes	1.8	79.0	62.3	0.1	143.2

Income taxes	33.1	—	5.6	—	38.7

Earnings before equity in earnings (losses) of consolidated subsidiaries	(31.3)	79.0	56.7	0.1	104.5
Equity in earnings (losses) of consolidated subsidiaries	135.8	49.9	61.2	(246.9)	—

Net earnings	104.5	128.9	117.9	(246.8)	104.5

Net earnings (loss) attributable to non-controlling interests	—	—	—	—	—

Net earnings (loss) attributable to Wolverine World Wide, Inc.	$104.5	$128.9	$117.9	$(246.8)	$104.5

Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	$(2.9)	$—	$(2.9)	$2.9	$(2.9)
Change in fair value of foreign exchange contracts	1.7	—	1.7	(1.7)	1.7
Change in fair value of interest rate swap	—	—	—	—	—
Pension adjustments	2.9	—	—	—	2.9

Other comprehensive income	1.7	—	(1.2)	1.2	1.7

Comprehensive income	106.2	128.9	116.7	(245.6)	106.2

Less: comprehensive income (loss) attributable to non-controlling interest	—	—	—	—	—

Comprehensive income (loss) attributable to Wolverine World Wide, Inc.	$106.2	$128.9	$116.7	$(245.6)	$106.2

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES

Consolidated Condensed Balance Sheets

As of December 29, 2012

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$21.3	$48.5	$101.6	$—	$171.4
Accounts receivable, less allowances:	107.7	143.0	102.9	—	353.6
Inventories:
Finished products	57.9	278.8	96.0	(0.9)	431.8
Raw materials and work-in-process	1.6	4.2	28.6	—	34.4

	59.5	283.0	124.6	(0.9)	466.2

Deferred income taxes	9.5	17.6	0.9	—	28.0
Prepaid expenses and other current assets	35.9	9.5	10.3	—	55.7

Total current assets	233.9	501.6	340.3	(0.9)	1,074.9

Property, plant and equipment:
Gross cost	212.1	119.2	53.5	—	384.8
Accumulated depreciation	(165.2)	(36.0)	(33.9)	—	(235.1)

	46.9	83.2	19.6	—	149.7
Other assets:
Goodwill and indefinite-lived intangibles	11.4	1,029.7	98.6	—	1,139.7
Other amortizable intangibles, net	0.2	153.1	0.2	—	153.5
Deferred income taxes	0.9	—	—	—	0.9
Deferred financing costs, net	38.9	—	—	—	38.9
Other	40.4	12.7	3.7	—	56.8
Intercompany accounts receivable	—	1,114.8	118.8	(1,233.6)	—
Investment in affiliates	2,590.3	219.8	344.5	(3,154.6)	—

	2,682.1	2,530.1	565.8	(4,388.2)	1,389.8

Total assets	$2,962.9	$3,114.9	$925.7	$(4,389.1)	$2,614.4

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$30.0	$91.8	$39.1	$—	$160.9
Accrued salaries and wages	10.4	20.0	6.0	—	36.4
Income taxes	2.4	—	0.2	—	2.6
Taxes, other than income taxes	3.1	8.2	3.2	—	14.5
Restructuring reserve	0.1	—	—	—	0.1
Other accrued liabilities	31.5	19.5	21.6	(0.9)	71.7
Accrued pension liabilities	2.4	—	—	—	2.4
Current maturities of long-term debt	30.7	—	—	—	30.7
Borrowings under revolving credit agreement	—	—	—	—	—

Total current liabilities	110.6	139.5	70.1	(0.9)	319.3

Long-term debt, less current maturities	1,219.3	—	—	—	1,219.3
Accrued pension liabilities	127.3	38.2	—	—	165.5
Deferred income taxes	(52.2)	291.3	1.4	—	240.5
Intercompany accounts payable	905.2	6.1	322.3	(1,233.6)	—
Other liabilities	10.3	10.7	5.1	—	26.1

Stockholders’ Equity:
Wolverine World Wide, Inc. stockholders’ equity	642.4	2,629.1	525.5	(3,154.6)	642.4
Non-controlling interest	—	—	1.3	—	1.3

Total Stockholder’s equity	642.4	2,629.1	526.8	(3,154.6)	643.7

Total liabilities and stockholders’ equity	$2,962.9	$3,114.9	$925.7	$(4,389.1)	$2,614.4

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES

Consolidated Condensed Balance Sheets

As of December 31, 2011

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$1.5	$3.0	$135.5	$—	$140.0
Accounts receivable, less allowances:	91.0	55.7	73.3	—	220.0
Inventories:
Finished products	59.6	74.8	70.9	(0.8)	204.5
Raw materials and work-in-process	1.2	0.3	25.7	—	27.2

	60.8	75.1	96.6	(0.8)	231.7

Deferred income taxes	11.3	—	(1.5)	—	9.8
Prepaid expenses and other current assets	18.5	2.2	12.3	—	33.0

Total current assets	183.1	136.0	316.2	(0.8)	634.5

Property, plant and equipment:
Gross cost	205.3	44.5	43.9	—	293.7
Accumulated depreciation	(157.8)	(28.2)	(29.2)	—	(215.2)

	47.5	16.3	14.7	—	78.5
Other assets:
Goodwill and indefinite-lived intangibles	10.7	14.1	31.5	—	56.3
Other amortizable intangibles, net	0.4	0.5	0.2	—	1.1
Deferred income taxes	44.6	—	(2.2)	—	42.4
Deferred financing costs, net	—	—	—	—	—
Intercompany accounts receivable	199.0	377.5	117.2	(693.7)	—
Other	37.7	—	1.2	—	38.9
Investment in affiliates	657.6	165.5	322.9	(1,146.0)	—

	950.0	557.6	470.8	(1,839.7)	138.7

Total assets	$1,180.6	$709.9	$801.7	$(1,840.5)	$851.7

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$23.1	$16.9	$17.1	$—	$57.1
Accrued salaries and wages	16.3	1.7	4.6	—	22.6
Income taxes	2.9	—	(0.1)	—	2.8
Taxes, other than income taxes	2.9	1.3	3.9	—	8.1
Restructuring reserve	0.3	—	—	—	0.3
Other accrued liabilities	23.8	4.9	16.2	(0.8)	44.1
Accrued pension liabilities	2.2	—	—	—	2.2
Current maturities of long-term debt	—	—	0.5	—	0.5
Borrowings under revolving credit agreement	11.0	—	—	—	11.0

Total current liabilities	82.5	24.8	42.2	(0.8)	148.7

Long-term debt, less current maturities	—	—	—	—	—
Accrued pension liabilities	103.8	—	—	—	103.8
Deferred income taxes	—	—	—	—	—
Intercompany accounts payable	400.8	5.5	287.4	(693.7)	—
Other liabilities	14.8	1.1	4.6	—	20.5

Stockholders’ Equity:
Wolverine World Wide, Inc. stockholders’ equity	578.7	678.5	467.5	(1,146.0)	578.7
Non-controlling interest	—	—	—	—	—

Total Stockholder’s equity	578.7	678.5	467.5	(1,146.0)	578.7

Total liabilities and stockholders’ equity	$1,180.6	$709.9	$801.7	$(1,840.5)	$851.7

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES

Consolidated Condensed Statements of Cash Flow

Fiscal year ended December 29, 2012

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$11.0	$26.0	$54.6	$—	$91.6
Investing Activities
Business acquisitions, net of cash acquired	(1,160.7)	23.6	(88.8)	—	(1,225.9)
Additions to property, plant and equipment	(10.8)	(4.1)	—	—	(14.9)
Investments in joint ventures	—	—	(2.9)	—	(2.9)
Other	(2.4)	—	—	—	(2.4)
Net cash provided by (used in) investing activities	(1,175.6)	19.5	(90.0)	—	(1,246.1)
Financing Activities
Net borrowings under revolver	(11.0)	—	—	—	(11.0)
Borrowings of long-term debt	1,275.0	—	—	—	1,275.0
Payments of long-term debt	(25.0)	—	(0.5)	—	(25.5)
Payments of debt issuance costs	(40.1)	—	—	—	(40.1)
Cash dividends paid	(23.6)	—	—	—	(23.6)
Purchase of common stock for treasury	(14.1)	—	—	—	(14.1)
Proceeds from shares issued under stock incentive plans	11.6	—	—	—	11.6
Excess tax benefits from stock-based compensation	9.9	—	—	—	9.9
Contributions from non-controlling interests	—	—	1.2	—	1.2
Net cash provided by (used in) financing activities	1,182.7	—	0.7	—	1,183.4
Effect of foreign exchange rate changes	—	—	2.5	—	2.5

Increase (decrease) in cash and cash equivalents	19.8	45.5	(33.9)	—	31.4
Cash and cash equivalents at beginning of the year	1.5	3.0	135.5	—	140.0

Cash and cash equivalents at end of the year	$21.3	$48.5	$101.6	$—	$171.4

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES

Consolidated Condensed Statements of Cash Flow

Fiscal year ended December 31, 2011

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$32.8	$9.7	$36.3	$—	$78.8
Investing Activities
Additions to property, plant and equipment	(4.6)	(7.1)	(7.7)	—	(19.4)
Proceeds from sales of property, plant and equipment	—	—	0.1	—	0.1
Other	(3.3)	—	—	—	(3.3)
Net cash provided by (used in) investing activities	(7.9)	(7.1)	(7.6)	—	(22.6)
Financing Activities
Net borrowings under revolver	11.0	—	—	—	11.0
Payments of long-term debt	—	—	(0.5)	—	(0.5)
Cash dividends paid	(22.7)	—	—	—	(22.7)
Purchase of common stock for treasury	(67.5)	—	—	—	(67.5)
Proceeds from shares issued under stock incentive plans	14.1	—	—	—	14.1
Excess tax benefits from stock-based compensation	3.3	—	—	—	3.3
Net cash provided by (used in) financing activities	(61.8)	—	(0.5)	—	(62.3)
Effect of foreign exchange rate changes	—	—	(4.3)	—	(4.3)

Increase (decrease) in cash and cash equivalents	(36.9)	2.6	23.9	—	(10.4)
Cash and cash equivalents at beginning of the year	38.4	0.4	111.6	—	150.4

Cash and cash equivalents at end of the year	$1.5	$3.0	$135.5	$—	$140.0

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES

Consolidated Condensed Statements of Cash Flow

Fiscal year ended January 1, 2011

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$12.8	$7.7	$47.4	$—	$67.9
Investing Activities
Additions to property, plant and equipment	(3.1)	(5.0)	(8.3)	—	(16.4)
Proceeds from sales of property, plant and equipment	1.8	—	—	—	1.8
Other	—	(3.0)	0.5		(2.5)
Net cash provided by (used in) investing activities	(1.3)	(8.0)	(7.8)	—	(17.1)
Financing Activities
Payments of long-term debt	—	—	(0.5)	—	(0.5)
Cash dividends paid	(21.4)	—	—	—	(21.4)
Purchase of common stock for treasury	(52.2)	—	—	—	(52.2)
Proceeds from shares issued under stock incentive plans	13.6	—	—	—	13.6
Excess tax benefits from stock-based compensation	1.4	—	—	—	1.4
Net cash provided by (used in) financing activities	(58.6)	—	(0.5)	—	(59.1)
Effect of foreign exchange rate changes	—	—	(1.7)	—	(1.7)

Increase (decrease) in cash and cash equivalents	(47.1)	(0.3)	37.4	—	(10.0)
Cash and cash equivalents at beginning of the year	85.5	0.7	74.2	—	160.4

Cash and cash equivalents at end of the year	$38.4	$0.4	$111.6	$—	$150.4

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Jul. 22, 2013
Valuation And Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

Schedule II – Valuation and Qualifying Accounts

Wolverine World Wide, Inc. and Subsidiaries

(In millions)

Column A	Column B	Column C		Column D		Column E
		Additions
		(1)	(2)
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts (Describe)	Deductions (Describe)		Balance at End of Period

Fiscal year-ended December 29, 2012
Deducted from asset accounts:
Allowance for doubtful accounts	$4.8	$8.7		$3.4	(A)	$10.1
Allowance for sales returns	5.2	53.9		47.7	(B)	11.4
Allowance for cash discounts	2.7	11.8		9.3	(C)	5.2
Inventory valuation allowances	10.3	7.8		5.6	(D)	12.5

	$23.0	$82.2		$66.0		$39.2

Fiscal year-ended December 31, 2011
Deducted from asset accounts:
Allowance for doubtful accounts	$5.8	$6.0		$7.0	(A)	$4.8
Allowance for sales returns	4.5	48.5		47.8	(B)	5.2
Allowance for cash discounts	1.2	10.1		8.6	(C)	2.7
Inventory valuation allowances	8.6	8.7		7.0	(D)	10.3

	$20.1	$73.3		$70.4		$23.0

Fiscal year-ended January 1, 2011
Deducted from asset accounts:
Allowance for doubtful accounts	$8.1	$3.8		$6.2	(A)	5.7
Allowance for sales returns	4.6	38.1		38.3	(B)	4.4
Allowance for cash discounts	1.2	10.6		10.5	(C)	1.3
Inventory valuation allowances	6.4	8.3		6.0	(D)	8.7

	$20.3	$60.8		$61.0		20.1

(A)	Accounts charged off, net of recoveries.
(B)	Actual customer returns.
(C)	Discounts given to customers.
(D)	Adjustment upon disposal of related inventories.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jul. 22, 2013
Accounting Policies [Abstract]
Nature of Operations

Nature of Operations

Wolverine World Wide, Inc. is a leading designer, manufacturer and marketer of a broad range of quality casual footwear and apparel; performance outdoor and athletic footwear and apparel; children’s footwear, industrial work shoes, boots and apparel; and uniform shoes and boots. The Company’s portfolio of owned and licensed brands includes: Bates®, Cat® Footwear, Chaco®, Cushe®, Harley-Davidson® Footwear, Hush Puppies®, HyTest®, Keds®, Merrell®, Patagonia® Footwear, Saucony®, Sebago®, Soft Style® Sperry Top-Sider®, Stride Rite® and Wolverine® Licensing and distribution arrangements with third parties extend the global reach of the Company’s brand portfolio. The Company also operates a consumer-direct division to market both its own brands and branded footwear and apparel from other manufacturers as well as a leathers division that markets Wolverine Performance Leathers™.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Wolverine World Wide, Inc. and its wholly-owned subsidiaries (collectively, the “Company”). All intercompany accounts and transactions have been eliminated in consolidation.

Fiscal Year	Fiscal Year The Company’s fiscal year is the 52- or 53-week period that ends on the Saturday nearest to December 31. All fiscal years presented herein are 52-week periods.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (U.S.) requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Revenue Recognition

Revenue Recognition

Revenue is recognized on the sale of products manufactured or sourced by the Company when the related goods have been shipped, legal title has passed to the customer and collectability is reasonably assured. Revenue generated through licensees and distributors involving products bearing the Company’s trademarks is recognized as earned according to stated contractual terms upon either the purchase or shipment of branded products by licensees and distributors.

The Company records provisions for estimated sales returns and allowances at the time of sale based on historical rates of returns and allowances and specific identification of outstanding returns not yet received from customers. However, estimates of actual returns and allowances in any future period are inherently uncertain and actual returns and allowances may differ from these estimates. If actual or expected future returns and allowances were significantly greater or lower than established reserves, a reduction or increase to net revenues would be recorded in the period this determination was made.

Cost of Goods Sold

Cost of Goods Sold

Cost of goods sold includes the actual product costs, including inbound freight charges and certain outbound freight charges, purchasing, sourcing, inspection and receiving costs. Warehousing costs are included in selling, general and administrative expenses.

Shipping and Handling Costs

Shipping and Handling Costs

Shipping and handling costs that are charged to and reimbursed by the customer are recognized as revenue, while the related expenses incurred by the Company are recorded as cost of goods sold.

Cash Equivalents	Cash Equivalents Cash equivalents include highly liquid investments with an original maturity of three months or less. Cash equivalents are stated at cost, which approximates market.
Allowance for Uncollectible Accounts

Allowance for Uncollectible Accounts

The Company maintains an allowance for uncollectible accounts receivable for estimated losses resulting from its customers’ inability to make required payments. Company management evaluates the allowance for uncollectible accounts receivable based on a review of current customer status and historical collection experience.

Inventories

Inventories

The Company values its inventory at the lower of cost or market. Cost is determined by the last-in, first-out (“LIFO”) method for all domestic raw materials and work-in-process inventories and certain domestic finished goods inventories. Cost is determined using the first-in, first-out (“FIFO”) method for all raw materials, work-in-process and finished goods inventories in foreign countries; certain domestic finished goods inventories; and for all finished goods inventories of the Company’s consumer-direct business, due to the unique nature of those operations. The Company has applied these inventory cost valuation methods consistently from year to year.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated on the basis of cost and include expenditures for computer hardware and software, store furniture and fixtures, office furniture and machinery and equipment. Normal repairs and maintenance are expensed as incurred.

Depreciation of property, plant and equipment is computed using the straight-line method. The depreciable lives range from 14 to 20 years for buildings and improvements and from 3 to 10 years for machinery, equipment and software. Leasehold improvements are depreciated at the lesser of the estimated useful life or lease term, including reasonably-assured lease renewals as determined at lease inception.

Deferred Financing Costs

Deferred Financing Costs

Deferred financing costs represent commitment fees, legal and other third party costs associated with obtaining commitments for financing which result in a closing of such financings for the Company. These costs are amortized into earnings through interest expense over the terms of the respective agreements. Costs incurred in seeking financing transactions which do not close are expensed in the period in which it is determined that the financing will not close.

Acquisitions

Acquisitions

The Company accounts for acquired businesses using the purchase method of accounting. Under the purchase method, the Company’s consolidated financial statements include the operations of an acquired business from the date of acquisition. In addition, the assets acquired and liabilities assumed are recorded at the date of acquisition at their respective estimated fair values, with any excess of the purchase price over the estimated fair values of the net assets acquired recorded as goodwill.

Significant judgment is required in estimating the fair value of intangible assets and in assigning their respective useful lives. Accordingly, the Company typically obtains the assistance of third-party valuation specialists for significant items. The fair value estimates are based on available historical information and on future expectations and assumptions deemed reasonable by management, but are inherently uncertain.

The Company typically uses an income method to estimate the fair value of intangible assets, which is based on forecasts of the expected future cash flows attributable to the respective assets. Significant estimates and assumptions inherent in the valuations reflect a consideration of other marketplace participants and include the amount and timing of future cash flows (including expected growth rates and profitability), the underlying product or technology life cycles, the economic barriers to entry and the discount rate applied to the cash flows. Unanticipated market or macroeconomic events and circumstances may occur that could affect the accuracy or validity of the estimates and assumptions.

Determining the useful life of an intangible asset also requires judgment. Certain intangibles are expected to have indefinite lives based on their history and the Company’s plans to continue to support and build the acquired brands. Other acquired intangible assets (e.g., certain trademarks or brands, customer relationships, patents and technologies) are expected to have determinable useful lives. The Company’s assessment as to trademarks and brands that have an indefinite life and those that have a determinable life is based on a number of factors including competitive environment, market share, trademark and/or brand history, underlying product life cycles, operating plans and the macroeconomic environment of the countries in which the trademarks or brands are sold. The Company’s estimates of the useful lives of determinable-lived intangibles are based primarily on these same factors. All of the Company’s acquired technology and customer-related intangibles are expected to have determinable useful lives. The costs of determinable-lived intangibles are amortized to expense over their estimated life.

Goodwill and Other Intangibles

Goodwill and Other Intangibles

Goodwill represents the excess of the purchase price over the fair value of net tangible and identifiable intangible assets of acquired businesses. Other intangibles consist primarily of trademarks and patents. Goodwill and intangible assets deemed to have indefinite lives are not amortized, but are subject to impairment tests at least annually. The Company has adopted the provisions of ASU 2011-08, which permits the Company to qualitatively assess indicators of the Company’s reporting unit’s fair value when it is unlikely that a reporting unit is impaired. After completing the qualitative assessment, the Company may also use assumptions about expected future operating performance and utilize a discounted cash flow analysis to estimate fair value. If the recorded values of these assets are not recoverable, based on either the assessment screen or discounted cash flow analysis, management performs the next step, which compares the fair value of the reporting unit to the recorded value of the tangible and intangible assets of the reporting units. Goodwill is considered impaired if the fair value of the tangible and intangible assets exceeds the fair value of the reporting unit.

The Company adopted the provisions of ASU 2012-02, which allows the Company to first assess qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. The Company would not be required to quantitatively determine the fair value of the indefinite-lived intangible unless the Company determines, based on the qualitative assessment, that it is more likely than not that its fair value is less than the carrying value. After completing the qualitative assessment, the Company may determine it necessary to test indefinite-lived intangibles by comparison of the individual carrying values to the fair value. Future cash flows of the individual indefinite-lived intangible assets are used to measure their fair value after consideration by management of certain assumptions, such as forecasted growth rates and cost of capital, which are derived from internal projections and operating plans.

The Company did not recognize any impairment charges for goodwill or indefinite-lived intangible assets during the fiscal years ended December 29, 2012, December 31, 2011 or January 1, 2011 as the Company’s annual impairment testing indicated that all reporting unit goodwill and indefinite-lived intangible asset fair values exceed their respective recorded values.

Other amortizable intangible assets are amortized using the straight-line method over their estimated useful lives. Other amortizable intangible assets are included in other assets on the consolidated balance sheets. They consist primarily of customer relationships, patents, licensing arrangements, developed product technology and a customer backlog intangible asset. The combined gross carrying value and accumulated amortization for these amortizable intangibles was as follows:

(In millions)	December 29, 2012
	Average remaining life (years)	Gross carrying value	Accumulated amortization	Net
Customer relationships	19	$110.5	$1.3	$109.2
Patent and trademarks	2	8.4	7.9	0.5
Licensing arrangements	4	28.1	1.5	26.6
Developed product technology	5	14.5	0.7	13.8
Backlog	1	5.1	2.3	2.8
Net favorable leases and other	2	0.7	0.1	0.6

Total		$167.3	$13.8	$153.5

(In millions)	December 31, 2011
	Average remaining life (years)	Gross carrying value	Accumulated amortization	Net
Patent and trademarks	2	$8.6	$7.4	$1.2

Estimated aggregate amortization expense for such intangibles for each of the five fiscal years subsequent to 2012 is as follows:

	2013	2014	2015	2016	2017
Amortization expense	$18.6	$15.6	$15.5	$13.8	$8.8

The changes in the carrying amount of goodwill and other non-amortizable intangibles for the years ended December 29, 2012 and December 31, 2011 are as follows:

(In millions)	Goodwill	Other non-amortizable intangibles	Total
Balance at January 1, 2011	$39.0	$16.5	$55.5
Intangibles purchased	—	1.1	1.1
Intangibles disposed	—	—	—
Foreign currency translation effects	(0.1)	(0.2)	(0.3)

Balance at December 31, 2011	$38.9	$17.4	$56.3
Acquisition of PLG	419.6	661.8	1,081.4
Foreign currency translation effects	1.4	0.6	2.0

Balance at December 29, 2012	$459.9	$679.8	$1,139.7

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or an asset group may not be recoverable. Each impairment test is based on a comparison of the carrying amount of the asset or asset group to the future undiscounted net cash flows expected to be generated by the asset or asset group. If such assets are considered to be impaired, the impairment amount to be recognized is the amount by which the carrying value of the assets exceeds their fair value.

Retirement Benefits

Retirement Benefits

The determination of the obligation and expense for retirement benefits is dependent on the selection of certain actuarial assumptions used in calculating such amounts. These assumptions include, among others, the discount rate, expected long-term rate of return on plan assets and rates of increase in compensation. These assumptions are reviewed with the Company’s actuaries and updated annually based on relevant external and internal factors and information, including, but not limited to, long-term expected asset returns, rates of termination, regulatory requirements and plan changes. See Note 6 to the consolidated financial statements for additional information.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with the fair value recognition provisions of FASB ASC Topic 718, Compensation – Stock Compensation (“ASC 718”). The Company recognized compensation expense of $15.0, $14.1, and $11.5 and related income tax benefits of $4.9, $4.5, and $3.6 for grants under its stock-based compensation plans in the statements of operations for the years ended December 29, 2012, December 31, 2011, and January 1, 2011, respectively.

Stock-based compensation expense recognized in the consolidated condensed statements of operations for the years ended December 29, 2012, December 31, 2011, and January 1, 2011, is based on awards ultimately expected to vest and, as such, has been reduced for estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Forfeitures were estimated based on historical experience.

The Company estimated the fair value of employee stock options on the date of grant using the Black-Scholes model. The estimated weighted-average fair value for each option granted was $10.72, $10.46, and $6.97 per share for fiscal years 2012, 2011, and 2010, respectively, with the following weighted-average assumptions:

	2012	2011	2010
Expected market price volatility (1)	37.8%	38.6%	37.9%
Risk-free interest rate (2)	0.6%	1.8%	1.9%
Dividend yield (3)	1.3%	1.6%	1.9%
Expected term (4)	4 years	4 years	4 years

(1)	Based on historical volatility of the Company’s common stock. The expected volatility is based on the daily percentage change in the price of the stock over the four years prior to the grant.
(2)	Represents the U.S. Treasury yield curve in effect for the expected term of the option at the time of grant.
(3)	Represents the Company’s cash dividend yield for the expected term.
(4)	Represents the period of time that options granted are expected to be outstanding. As part of the determination of the expected term, the Company concluded that all employee groups exhibit similar exercise and post-vesting termination behavior.

The Company issued 1,917,020 shares of common stock in connection with the exercise of stock options and new restricted stock grants during fiscal 2012. The Company cancelled 49,207 shares of common stock issued under restricted stock awards as a result of forfeitures during fiscal 2012.

Income Taxes

Income Taxes

The provision for income taxes is based on the geographic dispersion of the earnings reported in the consolidated financial statements. A deferred income tax asset or liability is determined by applying currently-enacted tax laws and rates to the cumulative temporary differences between the carrying values of assets and liabilities for financial statement and income tax purposes.

The Company records an increase in liabilities for income tax accruals associated with tax benefits claimed on tax returns but not recognized for financial statement purposes (unrecognized tax benefits). The Company recognizes interest and penalties related to unrecognized tax benefits through interest expense and income tax expense, respectively.

Earnings Per Share

Earnings Per Share

The Company calculates earnings per share in accordance with FASB ASC Topic 260, Earnings Per Share (“ASC 260”). ASC 260 addresses whether instruments granted in share-based payment transactions are participating securities prior to vesting, and therefore need to be included in the earnings allocation in computing earnings per share under the two-class method. Under the guidance in ASC 260, the Company’s unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents, whether paid or unpaid, are participating securities and must be included in the computation of earnings per share pursuant to the two-class method.

The following table sets forth the computation of basic and diluted earnings per share:

(In millions, except share and per share data)	2012	2011	2010
Numerator:
Net earnings attributable to Wolverine World Wide, Inc.	$80.7	$123.3	$104.5
Adjustment for earnings allocated to nonvested restricted common stock	(1.7)	(2.6)	(1.6)

Net earnings used to calculate basic earnings per share	79.0	120.7	102.9
Adjustment for earnings reallocated to nonvested restricted common stock	0.1	0.1	—

Net earnings used to calculate diluted earnings per share	$79.1	$120.8	$102.9

Denominator:
Weighted average shares outstanding	48,816,168	48,910,599	49,051,739
Adjustment for nonvested restricted common stock	(1,378,918)	(1,432,541)	(1,206,460)

Shares used to calculate basic earnings per share	47,437,250	47,478,058	47,845,279
Effect of dilutive stock options	1,077,076	1,250,612	1,011,731

Shares used to calculate diluted earnings per share	48,514,326	48,728,670	48,857,010

Net earnings per share:
Basic	$1.67	$2.54	$2.15
Diluted	$1.63	$2.48	$2.11

Options granted to purchase 387,591 shares of common stock in fiscal 2012, 338,877 shares in fiscal 2011, and 865,072 shares in fiscal 2010 have not been included in the denominator for the computation of diluted earnings per share for each of those fiscal years because the related exercise prices were greater than the average market price for the year, and they were, therefore, anti-dilutive.

Foreign Currency

Foreign Currency

For most of the Company’s international subsidiaries, the local currency is the functional currency. Assets and liabilities of these subsidiaries are translated into U.S. dollars at the year-end exchange rate. Operating statement amounts are translated at average exchange rates for each period. The cumulative translation adjustments resulting from changes in exchange rates are included in the consolidated balance sheets as a component of accumulated other comprehensive income (loss) in stockholders’ equity. Transaction gains and losses are included in the consolidated statements of operations and comprehensive income and were not material for fiscal years 2012, 2011 and 2010.

Financial Instruments and Risk Management

Financial Instruments and Risk Management

The Company follows FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), which provides a consistent definition of fair value, focuses on exit price, prioritizes the use of market-based inputs over entity-specific inputs for measuring fair value and establishes a three-tier hierarchy for fair value measurements. This topic requires fair value measurements to be classified and disclosed in one of the following three categories:

Level 1:	Fair value is measured using quoted prices (unadjusted) in active markets for identical assets and liabilities.

Level 2:	Fair value is measured using either direct or indirect inputs, other than quoted prices included within Level 1, which are observable for similar assets or liabilities.

Level 3:	Fair value is measured using valuation techniques in which one or more significant inputs are unobservable.

The Company’s financial instruments consist of cash and cash equivalents, accounts and notes receivable, accounts payable, foreign currency forward exchange contracts, an interest rate swap agreement, borrowings under the Company’s Revolving Credit Facility and long-term debt. The carrying amount of the Company’s financial instruments is historical cost, which approximates their fair value, except for the interest rate swap and foreign currency forward exchange contracts, which are carried at fair value. As of December 29, 2012, the carrying value and the fair value of the Company’s long-term debt, including current maturities, was $1,250.0 and $1,308.9. The Company does not hold or issue financial instruments for trading purposes.

The Company follows FASB ASC Topic 815, Derivatives and Hedging, which is intended to improve transparency in financial reporting and requires that all derivative instruments be recorded on the consolidated balance sheets at fair value by establishing criteria for designation and effectiveness of hedging relationships. The Company utilizes foreign currency forward exchange contracts to manage the volatility associated with U.S. dollar inventory purchases made by non-U.S. wholesale operations in the normal course of business. At December 29, 2012 and December 31, 2011, foreign exchange contracts with a notional value of $111.9 and $106.3, respectively, were outstanding to purchase U.S. dollars with maturities ranging up to 336 days for each fiscal year. These contracts have been designated as cash flow hedges.

As of December 29, 2012 and December 31, 2011, a liability of $2.3 and an asset of $4.0, respectively, have been recognized for the fair value of the Company’s foreign currency forward exchange contracts. As of December 29, 2012, a liability of $1.5 has been recognized for the fair value of the Company’s interest rate swap agreement. In accordance with ASC 820, these assets and liabilities fall within Level 2 of the fair value hierarchy. The prices for the financial instruments are determined using prices for recently-traded financial instruments with similar underlying terms as well as directly or indirectly observable inputs. The Company did not have any additional assets or liabilities that were measured at fair value on a recurring basis at December 29, 2012 and December 31, 2011.

The fair value of the foreign currency forward exchange contracts represents the estimated receipts or payments necessary to terminate the contracts. Hedge effectiveness is evaluated by the hypothetical derivative method. Any hedge ineffectiveness is reported within the cost of goods sold caption of the consolidated condensed statements of operations. Hedge ineffectiveness was not material to the Company’s consolidated condensed financial statements for fiscal years 2012, 2011, or 2010. If, in the future, the foreign exchange forward contracts are determined to be ineffective hedges or terminated before their contractual termination dates, the Company would be required to reclassify into earnings all or a portion of the unrealized amounts related to the cash flow hedges that are currently included in accumulated other comprehensive income (loss) within stockholders’ equity.

The Company has one interest rate swap agreement which exchanges floating rate for fixed rate interest payments over the life of the agreement without the exchange of the underlying notional amounts. The notional amounts of the interest rate swap agreement are used to measure interest to be paid or received and do not represent the amount of exposure to credit loss. The differential paid or received on the interest rate swap agreements is recognized as an adjustment to interest expense. The Company’s interest rate swap has a notional amount of $462.2, which reduces the Company’s exposure to fluctuations in interest rates on its variable rate debt. This derivative instrument was designated as a cash flow hedge of the debt and will expire on October 6, 2017. In accordance with ASC 815, the Company formally documented the relationship between the interest rate swap and the variable rate borrowings, as well as its risk management objective and strategy for undertaking the hedge transaction. This process included linking the derivative to the specific liability or asset on the balance sheet. The Company also assessed, both at the hedge’s inception and on an ongoing basis, whether the derivative used in the hedging transaction was highly effective in offsetting changes in the cash flows of the hedged item. The effective portion of unrealized gains (losses) is deferred as a component of accumulated other comprehensive income (loss) and will be recognized in earnings at the time the hedged item affects earnings. Any ineffective portion of the change in fair value will be immediately recognized in earnings.

For the fiscal years ended December 29, 2012 the Company recognized a net loss of $1.0 in accumulated other comprehensive income (loss) related to the effective portion of its interest rate swap agreement.

Accumulated Other Comprehensive Income (Loss)

Accumulated Other Comprehensive Income (Loss)

Comprehensive income (loss) is comprised of all changes in shareholders’ equity during the period other than from transactions with shareholders. The changes in accumulated balances for each component of other comprehensive income (loss) are as follows:

(In millions)	Foreign Currency translation adjustments	Foreign exchange contracts	Interest rate swap	Pension adjustments	Total
Balance of accumulated comprehensive income (loss) as of January 2, 2010	$14.5	$(3.6)	—	$(53.7)	$(42.8)

Foreign currency translation adjustments	(3.0)				(3.0)
Effective portion of changes related to foreign exchange contracts:
Net gain arising during the period, net of taxes: 2010 – ($0.2)		0.5			0.5
Reclassification adjustments into cost of goods sold, net of taxes: 2010 – ($0.5)		1.3			1.3
Pension adjustments:
Actuarial loss arising during the period, net of taxes: 2010 – $2.1				(3.8)	(3.8)
Less: amortization of prior actuarial losses, net of taxes: 2010 – ($3.5)				6.5	6.5
Less: amortization of prior service cost, net of taxes: 2010 – ($0.1)				0.2	0.2

Balance of accumulated comprehensive income (loss) as of January 1, 2011	11.5	(1.8)	—	(50.8)	(41.1)

Foreign currency translation adjustments	(11.3)				(11.3)
Effective portion of changes related to foreign exchange contracts:
Net gain arising during the period, net of taxes: 2011 – ($1.0)		2.2			2.2
Reclassification adjustments into cost of goods sold, net of taxes: 2011 – ($1.4)		2.9			2.9
Pension adjustments:
Actuarial loss arising during the period, net of taxes: 2011 – $17.0				(31.6)	(31.6)
Less: amortization of prior actuarial losses, net of taxes: 2011 – ($4.2)				7.8	7.8
Less: amortization of prior service cost, net of taxes: 2011 – ($0.1)				0.1	0.1

Balance of accumulated comprehensive income (loss) as of December 31, 2011	0.2	3.3	—	(74.5)	(71.0)

Foreign currency translation adjustments	5.7				5.7
Effective portion of changes related to foreign exchange contracts:
Net loss arising during the period, net of taxes: 2012 – $1.0		(2.1)			(2.1)
Reclassification adjustments into cost of goods sold, net of taxes: 2012 – $1.3		(2.9)			(2.9)
Unrealized loss on interest rate swap, net of taxes: 2012 – $0.5			(1.0)		(1.0)
Pension adjustments:
Actuarial loss arising during the period, net of taxes: 2012 – $16.0				(29.8)	(29.8)
Less: amortization of prior actuarial losses, net of taxes: 2012 – ($7.3)				13.5	13.5
Less: amortization of prior service cost, net of taxes: 2012 – ($0.1)				0.1	0.1

Balance of accumulated comprehensive income (loss) as of December 29, 2012	$5.9	$(1.7)	$(1.0)	$(90.7)	$(87.5)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jul. 22, 2013
Accounting Policies [Abstract]
Schedule of Gross Carrying Value and Accumulated Amortization of Finite Lived Intangible Assets

The combined gross carrying value and accumulated amortization for these amortizable intangibles was as follows:

(In millions)	December 29, 2012
	Average remaining life (years)	Gross carrying value	Accumulated amortization	Net
Customer relationships	19	$110.5	$1.3	$109.2
Patent and trademarks	2	8.4	7.9	0.5
Licensing arrangements	4	28.1	1.5	26.6
Developed product technology	5	14.5	0.7	13.8
Backlog	1	5.1	2.3	2.8
Net favorable leases and other	2	0.7	0.1	0.6

Total		$167.3	$13.8	$153.5

(In millions)	December 31, 2011
	Average remaining life (years)	Gross carrying value	Accumulated amortization	Net
Patent and trademarks	2	$8.6	$7.4	$1.2

Estimated Aggregate Future Amortization Expense for Intangibles Assets

Estimated aggregate amortization expense for such intangibles for each of the five fiscal years subsequent to 2012 is as follows:

	2013	2014	2015	2016	2017
Amortization expense	$18.6	$15.6	$15.5	$13.8	$8.8

Carrying Amount of Goodwill and Other Non-Amortizable Intangibles

The changes in the carrying amount of goodwill and other non-amortizable intangibles for the years ended December 29, 2012 and December 31, 2011 are as follows:

(In millions)	Goodwill	Other non-amortizable intangibles	Total
Balance at January 1, 2011	$39.0	$16.5	$55.5
Intangibles purchased	—	1.1	1.1
Intangibles disposed	—	—	—
Foreign currency translation effects	(0.1)	(0.2)	(0.3)

Balance at December 31, 2011	$38.9	$17.4	$56.3
Acquisition of PLG	419.6	661.8	1,081.4
Foreign currency translation effects	1.4	0.6	2.0

Balance at December 29, 2012	$459.9	$679.8	$1,139.7

Weighted-Average Assumptions to Estimates Fair Value of Stock Options Granted

The Company estimated the fair value of employee stock options on the date of grant using the Black-Scholes model. The estimated weighted-average fair value for each option granted was $10.72, $10.46, and $6.97 per share for fiscal years 2012, 2011, and 2010, respectively, with the following weighted-average assumptions:

	2012	2011	2010
Expected market price volatility (1)	37.8%	38.6%	37.9%
Risk-free interest rate (2)	0.6%	1.8%	1.9%
Dividend yield (3)	1.3%	1.6%	1.9%
Expected term (4)	4 years	4 years	4 years

(1)	Based on historical volatility of the Company’s common stock. The expected volatility is based on the daily percentage change in the price of the stock over the four years prior to the grant.
(2)	Represents the U.S. Treasury yield curve in effect for the expected term of the option at the time of grant.
(3)	Represents the Company’s cash dividend yield for the expected term.
(4)	Represents the period of time that options granted are expected to be outstanding. As part of the determination of the expected term, the Company concluded that all employee groups exhibit similar exercise and post-vesting termination behavior.

Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

(In millions, except share and per share data)	2012	2011	2010
Numerator:
Net earnings attributable to Wolverine World Wide, Inc.	$80.7	$123.3	$104.5
Adjustment for earnings allocated to nonvested restricted common stock	(1.7)	(2.6)	(1.6)

Net earnings used to calculate basic earnings per share	79.0	120.7	102.9
Adjustment for earnings reallocated to nonvested restricted common stock	0.1	0.1	—

Net earnings used to calculate diluted earnings per share	$79.1	$120.8	$102.9

Denominator:
Weighted average shares outstanding	48,816,168	48,910,599	49,051,739
Adjustment for nonvested restricted common stock	(1,378,918)	(1,432,541)	(1,206,460)

Shares used to calculate basic earnings per share	47,437,250	47,478,058	47,845,279
Effect of dilutive stock options	1,077,076	1,250,612	1,011,731

Shares used to calculate diluted earnings per share	48,514,326	48,728,670	48,857,010

Net earnings per share:
Basic	$1.67	$2.54	$2.15
Diluted	$1.63	$2.48	$2.11

Accumulated Other Comprehensive Income (Loss)

The changes in accumulated balances for each component of other comprehensive income (loss) are as follows:

(In millions)	Foreign Currency translation adjustments	Foreign exchange contracts	Interest rate swap	Pension adjustments	Total
Balance of accumulated comprehensive income (loss) as of January 2, 2010	$14.5	$(3.6)	—	$(53.7)	$(42.8)

Foreign currency translation adjustments	(3.0)				(3.0)
Effective portion of changes related to foreign exchange contracts:
Net gain arising during the period, net of taxes: 2010 – ($0.2)		0.5			0.5
Reclassification adjustments into cost of goods sold, net of taxes: 2010 – ($0.5)		1.3			1.3
Pension adjustments:
Actuarial loss arising during the period, net of taxes: 2010 – $2.1				(3.8)	(3.8)
Less: amortization of prior actuarial losses, net of taxes: 2010 – ($3.5)				6.5	6.5
Less: amortization of prior service cost, net of taxes: 2010 – ($0.1)				0.2	0.2

Balance of accumulated comprehensive income (loss) as of January 1, 2011	11.5	(1.8)	—	(50.8)	(41.1)

Foreign currency translation adjustments	(11.3)				(11.3)
Effective portion of changes related to foreign exchange contracts:
Net gain arising during the period, net of taxes: 2011 – ($1.0)		2.2			2.2
Reclassification adjustments into cost of goods sold, net of taxes: 2011 – ($1.4)		2.9			2.9
Pension adjustments:
Actuarial loss arising during the period, net of taxes: 2011 – $17.0				(31.6)	(31.6)
Less: amortization of prior actuarial losses, net of taxes: 2011 – ($4.2)				7.8	7.8
Less: amortization of prior service cost, net of taxes: 2011 – ($0.1)				0.1	0.1

Balance of accumulated comprehensive income (loss) as of December 31, 2011	0.2	3.3	—	(74.5)	(71.0)

Foreign currency translation adjustments	5.7				5.7
Effective portion of changes related to foreign exchange contracts:
Net loss arising during the period, net of taxes: 2012 – $1.0		(2.1)			(2.1)
Reclassification adjustments into cost of goods sold, net of taxes: 2012 – $1.3		(2.9)			(2.9)
Unrealized loss on interest rate swap, net of taxes: 2012 – $0.5			(1.0)		(1.0)
Pension adjustments:
Actuarial loss arising during the period, net of taxes: 2012 – $16.0				(29.8)	(29.8)
Less: amortization of prior actuarial losses, net of taxes: 2012 – ($7.3)				13.5	13.5
Less: amortization of prior service cost, net of taxes: 2012 – ($0.1)				0.1	0.1

Balance of accumulated comprehensive income (loss) as of December 29, 2012	$5.9	$(1.7)	$(1.0)	$(90.7)	$(87.5)

INDEBTEDNESS (Tables)	12 Months Ended
Jul. 22, 2013
Debt Disclosure [Abstract]
Schedule of Borrowings

Total borrowings consist of the following obligations:

(In millions)	2012	2011
Term Loan A, due October 9, 2017	$550.0	$—
Term Loan B, due October 9, 2019	325.0	—
Senior notes, 6.125% interest, due October 15, 2020	375.0	—
Notes payable	—	0.5

Total debt obligations	1,250.0	0.5

Less: current maturities	(30.7)	(0.5)

Total long-term debt	$1,219.3	$—

Schedule of Annual Maturities of Long-Term Debt

Annual maturities of long-term debt for the five fiscal years subsequent to December 29, 2012, are as follows:

(In millions)	2013	2014	2015	2016	2017	Thereafter
Annual maturities of long-term debt	$30.7	$59.1	$61.7	$82.3	$332.4	$683.8

LEASES (Tables)	12 Months Ended
Jul. 22, 2013
Leases [Abstract]
Future Minimum Rental Payments for Operating Leases

At December 29, 2012, minimum rental payments due under all non-cancelable leases were as follows:

(In millions)	2013	2014	2015	2016	2017	Thereafter
Minimum rental payments	$50.8	$46.0	$40.6	$34.7	$24.5	$89.0

CAPITAL STOCK (Tables)	12 Months Ended
Jul. 22, 2013
Text Block [Abstract]
Summary of Transactions Under Stock Option Plans

A summary of the transactions under the stock option plans is as follows:

	Shares Under Option	Weighted- Average Exercise Price	Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at January 2, 2010	4,619,346	$20.17	5.8	$34.2
Granted	537,807	25.55
Exercised	(848,106)	16.83
Cancelled	(60,137)	23.84

Outstanding at January 1, 2011	4,248,910	$21.47	5.7	$44.3
Granted	398,749	36.75
Exercised	(887,671)	19.90
Cancelled	(65,004)	26.79

Outstanding at December 31, 2011	3,694,984	$23.40	5.5	$45.7
Granted	451,277	39.70
Exercised	(1,364,751)	19.90
Cancelled	(31,019)	35.55

Outstanding at December 29, 2012	2,750,491	$27.67	5.9	$34.4
Estimated forfeitures	(3,679)

Vested or expected to vest at December 29, 2012	2,746,812	$27.65	5.9	$34.4
Nonvested at December 29, 2012 and expected to vest	(759,886)

Exercisable at December 29, 2012	1,986,926	$24.37	5.0	$31.4

Summary of Nonvested Restricted Shares Issued Under Stock Award Plans

A summary of the nonvested restricted shares issued under stock award plans is as follows:

	Restricted Awards	Weighted- Average Grant Date Fair Value	Performance Awards	Weighted- Average Grant Date Fair Value
Nonvested at January 2, 2010	640,470	$21.34	263,905	$17.22
Granted	262,342	25.51	215,027	24.30
Vested	(117,438)	22.71	—	—
Forfeited	(21,828)	21.93	(4,407)	17.11

Nonvested at January 1, 2011	763,546	$22.55	474,525	$20.43
Granted	200,427	36.57	206,148	36.63
Vested	(165,186)	24.27	—	—
Forfeited	(52,858)	24.72	(39,343)	24.76

Nonvested at December 31, 2011	745,929	$25.78	641,330	$25.37
Granted	351,674	40.27	200,595	39.78
Vested	(365,217)	25.02	(436,176)	21.26
Forfeited	(33,155)	32.26	(16,052)	25.64

Nonvested at December 29, 2012	699,231	$33.16	389,697	$37.85

RETIREMENT PLANS (Tables)	12 Months Ended
Jul. 22, 2013
Compensation And Retirement Disclosure [Abstract]
Changes in Company's Assets and Related Obligations for its Pension Plans

The following summarizes the status of and changes in the Company’s assets and related obligations for its pension plans (which include the Company’s defined benefit pension plans and the SERP) for the fiscal years:

(In millions)	2012	2011
Change in projected benefit obligations:
Projected benefit obligations at beginning of the year	$269.1	$230.1
PLG projected benefit obligations at acquisition date	109.7	—
Service cost pertaining to benefits earned during the year	7.7	6.5
Interest cost on projected benefit obligations	15.3	13.4
Actuarial losses	55.7	30.3
Benefits paid to plan participants	(12.3)	(11.2)

Projected benefit obligations at end of the year	$445.2	$269.1

Change in fair value of pension assets:
Fair value of pension assets at beginning of the year	$163.1	$144.4
PLG fair value of pension assets at acquisition date	72.0	—
Actual return on plan assets	26.0	(3.9)
Company contributions – pension	26.7	31.8
Company contributions – SERP	1.9	1.9
Benefits paid to plan participants	(12.4)	(11.1)

Fair value of pension assets at end of the year	$277.3	$163.1

Funded status	$(167.9)	$(106.0)

Amounts recognized in the consolidated balance sheets:
Current liabilities	$(2.4)	$(2.2)
Non current liabilities	(165.5)	(103.8)

Net amount recognized	$(167.9)	$(106.0)

Amounts recognized in accumulated other comprehensive loss:
Unrecognized net actuarial loss (amount net of tax: 2012 – $(90,525); 2011 – $(74,272))	$(137.9)	$(113.8)
Unrecognized prior service cost (amount net of tax: 2012 – $(228); 2011 – $(310))	(0.4)	(0.5)

Net amount recognized	$(138.3)	$(114.3)

Funded status of pension plans and SERP (supplemental):
Funded status of qualified defined benefit plans and SERP	$(167.9)	$(106.0)
Nonqualified trust assets (cash surrender value of life insurance) recorded in other assets and intended to satisfy the projected benefit obligation of unfunded SERP obligations	46.7	38.2

Net funded status of pension plans and SERP (supplemental)	$(121.2)	$(67.8)

Summary of Net Pension and Serp Expense Recognized

The following is a summary of net pension and SERP expense recognized by the Company:

(In millions)	2012	2011	2010
Service cost pertaining to benefits earned during the year	$(7.7)	$(6.5)	$(5.7)
Interest cost on projected benefit obligations	(15.4)	(13.4)	(12.8)
Expected return on pension assets	16.0	14.3	12.2
Net amortization loss	(20.8)	(11.9)	(10.0)

Net pension expense	$(27.9)	$(17.5)	$(16.3)

Weighted-Average Assumptions used to Determine Benefit Obligations and Net Periodic Benefit Cost

The weighted-average actuarial assumptions used to determine the benefit obligation amounts and the net periodic benefit cost for the Company’s pension and post-retirement plans are as follows.

	2012	2011
Weighted-average assumptions used to determine benefit obligations at fiscal year-end:
Discount rate	4.30%	5.42%
Rate of compensation increase – pension	4.85%	4.85%
Rate of compensation increase – SERP	7.00%	7.00%

Weighted average assumptions used to determine net periodic benefit cost for the years ended:
Discount rate	5.14%	5.94%
Expected long-term rate of return on plan assets	7.68%	8.00%
Rate of compensation increase – pension	4.85%	4.85%
Rate of compensation increase – SERP	7.00%	7.00%

Asset Allocations

The Company’s asset allocations at fiscal year-end by asset category and fair value measurement are as follows:

(In millions)	2012
	Level 1	Level 2	Total
Equity securities	$12.8	$185.6	$198.4	71.6%
Fixed income investments	25.5	53.4	78.9	28.4%
Cash and money market investments	—	—	—	0.0%

Fair value of plan assets	$38.3	$239.0	$277.3	100.0%

	2011
	Level 1	Level 2	Total
Equity securities	$—	$119.4	$119.4	73.2%
Fixed income investments	—	43.6	43.6	26.7%
Cash and money market investments	—	0.1	0.1	0.1%

Fair value of plan assets	$—	$163.1	$163.1	100.0%

Expected Benefit Payments

Expected benefit payments for the five years subsequent to 2012 and the sum of the five years following those are as follows:

(In millions)	2013	2014	2015	2016	2017	2018-2022
Expected benefit payments	$16.7	$18.6	$19.4	$20.4	$21.1	$119.0

INCOME TAXES (Tables)	12 Months Ended
Jul. 22, 2013
Income Tax Disclosure [Abstract]
Geographic Components of Earnings Before Income Taxes	The geographic components of earnings before income taxes are as follows:

(In millions)	2012	2011	2010
United States	$38.3	$105.5	$86.8
Foreign	55.9	63.4	56.4

	$94.2	$168.9	$143.2

Provisions for Income Taxes

The provisions for income taxes consist of the following:

(In millions)	2012	2011	2010
Current expense:
Federal	$15.3	$22.9	$28.5
State	1.4	0.1	1.9
Foreign	3.1	15.1	13.8
Deferred expense (credit):
Federal	(5.1)	5.8	(4.9)
State	(0.4)	0.5	(0.4)
Foreign	(0.9)	1.2	(0.2)

	$13.4	$45.6	$38.7

Reconciliation of Income Tax Expense, Net of Federal Income Tax Rate

A reconciliation of the Company’s total income tax expense and the amount computed by applying the statutory federal income tax rate of 35% to earnings before income taxes is as follows:

(In millions)	2012	2011	2010
Income taxes at U.S. statutory rate	$33.0	$59.1	$50.0
State income taxes, net of federal income tax	0.2	1.0	0.6
Nontaxable earnings of foreign affiliates	(4.9)	(4.6)	(4.6)
Research and development credits	—	(0.6)	(0.6)
Foreign earnings taxed at rates different from the U.S. statutory rate	(13.1)	(13.5)	(9.2)
Adjustments for uncertain tax positions	(6.7)	3.5	2.1
Non deductible expenses	4.9	0.7	0.1
Other	—	—	0.3

	$13.4	$45.6	$38.7

Significant Components of Deferred Income Tax Assets and Liabilities

Significant components of the Company’s deferred income tax assets and liabilities as of the end of fiscal years 2012 and 2011 are as follows:

(In millions)	2012	2011
Deferred income tax assets:
Accounts receivable and inventory valuation allowances	$16.5	$5.3
Deferred compensation accruals	9.9	3.1
Accrued pension expense	58.9	36.6
Stock-based compensation	7.7	11.2
Net operating loss and foreign tax credit carryforward	3.9	2.8
Other amounts not deductible until paid	10.1	7.3
Other	1.4	—

Total gross deferred income tax assets	108.4	66.3
Less valuation allowance	(3.2)	(2.5)

Net deferred income tax assets	105.2	63.8

Deferred income tax liabilities:
Tax depreciation in excess of book depreciation	(9.9)	(6.0)
Intangible assets	(302.0)	—
Other	(4.9)	(5.7)

Total deferred income tax liabilities	(316.8)	(11.7)

Net deferred income tax assets (liabilities)	$(211.6)	$52.1

Summarizes Unrecognized Tax Benefits

The following table summarizes the activity related to the Company’s unrecognized tax benefits:

(In millions)	2012	2011
Beginning balance	$13.8	$10.7
Increase related to current year business acquisition	2.6	—
Increases related to current year tax positions	1.5	5.3
Decreases related to prior years positions	(4.8)	(1.1)
Settlements	(2.7)	—
Decrease due to lapse of statute	(0.6)	(1.1)

Ending balance	$9.8	$13.8

LITIGATION AND CONTINGENCIES (Tables)	12 Months Ended
Jul. 22, 2013
Commitments And Contingencies Disclosure [Abstract]
Minimum Royalty and Advertising Obligations Due Under Terms of Certain Licenses Held by Company

The Company has future minimum royalty and advertising obligations due under the terms of certain licenses held by the Company. These minimum future obligations are as follows:

(In millions)	2013	2014	2015	2016	Beyond
Minimum royalties	$2.1	$1.7	$1.5	$—	$—
Minimum advertising	6.7	7.7	8.8	2.9	5.2

BUSINESS SEGMENTS (Tables)	12 Months Ended
Jul. 22, 2013
Segment Reporting [Abstract]
Summary of Certain Key Financial Measures

The following is a summary of certain key financial measures for the respective fiscal periods indicated.

(In millions)	2012	2011	2010
Revenue:
Lifestyle Group	$309.6	$147.4	$134.6
Performance Group	674.6	619.4	514.6
Heritage Group	563.9	553.8	501.8
Other	92.7	88.5	97.5

Total	$1,640.8	$1,409.1	$1,248.5

Depreciation expense:
Lifestyle Group	$1.9	$0.5	$0.4
Performance Group	2.8	2.1	2.2
Heritage Group	1.1	1.0	0.9
Other	4.0	3.6	3.4
Corporate	11.4	7.7	7.6

Total	$21.2	$14.9	$14.5

Operating profit:
Lifestyle Group	$44.6	$32.2	$29.1
Performance Group	128.4	135.5	108.0
Heritage Group	83.5	91.6	87.6
Other	(1.1)	—	1.6
Corporate	(141.7)	(89.1)	(84.1)

Total	$113.7	$170.2	$142.2

Additions to property, plant and equipment:
Lifestyle Group	$1.7	$1.9	$0.7
Performance Group	1.9	3.7	2.6
Heritage Group	0.3	1.5	1.5
Other	2.5	1.1	4.5
Corporate	8.5	11.2	7.1

Total	$14.9	$19.4	$16.4

Total assets:
Lifestyle Group	$1,338.3	$76.2
Performance Group	513.7	231.2
Heritage Group	319.0	234.0
Other	80.8	60.4
Corporate	362.6	249.9

Total	$2,614.4	$851.7

Goodwill:
Lifestyle Group	$349.5	$6.4
Performance Group	87.0	10.4
Heritage Group	23.4	22.1

Total	$459.9	$38.9

Geographic Information, Based on Shipping Destination, Related to Revenue from External Customers

Geographic information, based on shipping destination, related to revenue from external customers included in the consolidated statements of operations is as follows:

(In millions)	2012	2011	2010
United States	$1,079.9	$842.0	$768.6
Foreign:
Europe	310.1	336.9	218.5
Canada	112.6	114.0	103.4
Other	138.2	116.2	158.0

Total from foreign territories	560.9	567.1	479.9

	$1,640.8	$1,409.1	$1,248.5

Company's Long-Lived Assets (Primarily Property, Plant and Equipment)	The location of the Company’s long-lived assets (primarily property, plant and equipment) is as follows:

(In millions)	2012	2011
United States	$136.8	$71.4
Foreign countries	14.2	8.9

	$151.0	$80.3

RESTRUCTURING AND OTHER TRANSITION COSTS (Tables)	12 Months Ended
Jul. 22, 2013
Restructuring And Related Activities [Abstract]
Liability Established by Company in Connection with Restructuring Plan by Category of Costs

The following is a summary of the activity with respect to a reserve established by the Company in connection with the restructuring plan, by category of costs:

(In millions)	Severance and employee related	Facility exit costs and other	Total
Balance at January 2, 2010	$3.9	$2.1	$6.0
Charges incurred	0.6	1.7	2.3
Amounts paid or utilized	(4.2)	(2.7)	(6.9)

Balance at January 1, 2011	$0.3	$1.1	$1.4
Amounts paid or utilized	(0.3)	(0.7)	(1.0)

Balance at December 31, 2011	$—	$0.4	$0.4
Amounts paid or utilized	—	(0.3)	(0.3)

Balance at December 29, 2012	$—	$0.1	$0.1

BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Jul. 22, 2013
Business Combinations [Abstract]
Preliminary Allocation of Purchase Price

The preliminary allocation of the purchase price through December 29, 2012 was:

(In millions)

Cash	$23.6
Accounts receivable	146.9
Inventories	203.5
Deferred income taxes	13.6
Other current assets	13.2
Property, plant and equipment	77.1
Goodwill	419.6
Intangible assets	820.6
Other	11.2

Total assets acquired	1,729.3

Accounts payable	97.4
Other accrued liabilities	40.0
Deferred income taxes	294.7
Accrued pension liabilities	37.7
Other liabilities	10.0

Total liabilities assumed	479.8

Net assets acquired	$1,249.5

Addition to Goodwill within Reportable Segments

This resulted in the following addition to goodwill within the Company’s reportable segments:

(In millions)	Goodwill from the acquisition of PLG
Branded wholesale, footwear, apparel and licensing	$373.6
Consumer-direct	$46.0

Total	$419.6

Intangible Assets Acquired in Acquisition

Intangible assets acquired in the acquisition were preliminarily valued as follows:

(In millions)	Intangible Asset	Useful life
Trade names and trademarks	$661.8	Indefinite
Customer lists	110.5	3-20 years
Licensing agreements	28.1	4-5 years
Developed product technology	14.5	3-5 years
Backlog	5.1	6 months
Net favorable leases	0.6	10 years

Total intangible assets acquired	$820.6

Revenue and Net Loss Attributable to PLG

The amount of fiscal 2012 revenue and net loss, which includes interest expense associated with the New Credit Agreement and senior notes, amortization of acquired intangibles and incremental operating costs, attributable to PLG included in the consolidated statements of operations consists of the following:

(In millions)	2012
Revenue	$219.4
Net loss	$(2.4)

Business Acquisition, Supplemental Pro Forma Financial Information

The following supplemental pro forma financial information presents net sales and net earnings for the Company as if the PLG business acquisition had occurred at the beginning of fiscal 2011. This pro forma information is not necessarily indicative of the results that would have actually been obtained if the acquisition had occurred at the beginning of the periods presented or that may be attained in the future.

(In millions)	2012	2011
Revenue	$2,548.2	$2,428.3
Net earnings attributable to Wolverine World Wide, Inc.	$128.6	$80.4

Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Jul. 22, 2013
Quarterly Financial Information Disclosure [Abstract]
Company's Unaudited Quarterly Results of Operations

The Company’s unaudited quarterly results of operations are as follows:

(In millions)	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$322.8	$312.7	$353.1	$652.2
Gross profit	132.2	118.1	138.6	239.3
Net earnings (loss) attributable to Wolverine World Wide, Inc.	31.2	20.5	32.7	(3.7)
Net earnings (loss) per share:
Basic	$0.65	$0.43	$0.68	$(0.08)
Diluted	0.64	0.42	0.66	(0.08)

(In millions)	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$330.9	$310.1	$361.6	$406.5
Gross profit	137.8	122.1	146.7	150.2
Net earnings attributable to Wolverine World Wide, Inc.	35.9	24.0	40.4	23.0
Net earnings per share:
Basic	$0.74	$0.49	$0.84	$0.48
Diluted	0.72	0.48	0.82	0.47

SUBSIDIARY GUARANTORS OF THE NOTES (Tables)	12 Months Ended
Jul. 22, 2013
Text Block [Abstract]
Consolidated Condensed Statements of Operations and Comprehensive Income

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES

Consolidated Condensed Statements of Operations and Comprehensive Income

Fiscal year ended December 29, 2012

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenue	$527.1	$1,065.7	$539.2	$(491.2)	$1,640.8
Cost of goods sold	390.6	780.6	277.1	(440.2)	1,008.1
Non-recurring transaction and integration costs	4.5	—	—	—	4.5
Restructuring and other transition costs	—	—	—	—	—

Gross profit	132.0	285.1	262.1	(51.0)	628.2

Selling, general and administrative expenses	123.0	206.0	204.7	(51.7)	482.0
Acquisition-related transaction and Integration costs	32.5	—	—	—	32.5
Restructuring and other transition costs	—	—	—	—	—

Operating profit	(23.5)	79.1	57.4	0.7	113.7

Other expenses:
Interest expense – net	13.9	(0.2)	0.3	—	14.0
Non-recurring acquisition related interest expense	5.2	—	—	—	5.2
Other expense (income) – net	0.4	(0.2)	0.1	—	0.3

	19.5	(0.4)	0.4	—	19.5

Earnings (loss) before income taxes	(43.0)	79.5	57.0	0.7	94.2

Income taxes	12.3	(0.1)	1.2	—	13.4

Earnings before equity in earnings (losses) of consolidated subsidiaries	(55.3)	79.6	55.8	0.7	80.8
Equity in earnings (losses) of consolidated subsidiaries	136.0	54.4	61.2	(251.6)	—

Net earnings	80.7	134.0	117.0	(250.9)	80.8

Net earnings attributable to non-controlling interests	—	—	0.1	—	0.1

Net earnings (loss) attributable to Wolverine World Wide, Inc.	$80.7	$134.0	$116.9	$(250.9)	$80.7

Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	$5.7$	—	$5.7	$(5.7)	$5.7
Change in fair value of foreign exchange contracts	(5.0)	—	(5.0)	5.0	(5.0)
Change in fair value of interest rate swap	(1.0)	—	—	—	(1.0)
Pension adjustments	(16.2)	—	—	—	(16.2)

Other comprehensive income	(16.5)	—	0.7	(0.7)	(16.5)

Comprehensive income	64.2	134.0	117.6	(251.6)	64.2

Less: comprehensive income (loss) attributable to non-controlling interest	(0.1)	—	(0.1)	0.1	(0.1)

Comprehensive income (loss) attributable to Wolverine World Wide, Inc.	$64.3	$134.0	$117.7	$(251.7)	$64.3

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES

Consolidated Condensed Statements of Operations and Comprehensive Income

Fiscal year ended December 31, 2011

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenue	$524.7	$504.7	$490.0	$(110.3)	$1409.1
Cost of goods sold	384.3	306.3	232.1	(70.4)	852.3
Non-recurring transaction and integration costs	—	—	—	—	—
Restructuring and other transition costs	—	—	—	—	—

Gross profit	140.4	198.4	257.9	(39.9)	556.8

Selling, general and administrative expenses	136.1	98.1	191.3	(39.0)	386.5
Acquisition-related transaction and Integration costs	—	—	—	—	—
Restructuring and other transition costs	—	—	—	—	—

Operating profit	4.3	100.3	66.6	(0.9)	170.3

Other expenses:
Interest expense – net	1.2	—	(0.1)	—	1.1
Non-recurring acquisition related interest expense	—	—	—	—	—
Other expense (income) – net	0.1	0.1	0.1	—	0.3

	1.3	0.1	—	—	1.4

Earnings (loss) before income taxes	3.0	100.2	66.6	(0.9)	168.9

Income taxes	41.9	—	3.7	—	45.6

Earnings before equity in earnings (losses) of consolidated subsidiaries	(38.9)	100.2	62.9	(0.9)	123.3
Equity in earnings (losses) of consolidated subsidiaries	162.2	59.7	71.1	(293.0)	—

Net earnings	123.3	159.9	134.0	(293.9)	123.3

Net earnings (loss) attributable to non-controlling interests	—	—	—	—	—

Net earnings (loss) attributable to Wolverine World Wide, Inc.	$123.3	$159.9	$134.0	$(293.9)	$123.3

Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	$(11.3)	$—	$(11.3)	$11.3	$(11.3)
Change in fair value of foreign exchange contracts	5.1	—	5.1	(5.1)	5.1
Change in fair value of interest rate swap	—	—	—	—	—
Pension adjustments	(23.7)	—	—	—	(23.7)

Other comprehensive income	(29.9)	—	(6.2)	6.2	(29.9)

Comprehensive income	93.4	159.9	127.8	(287.7)	93.4

Less: comprehensive income (loss) attributable to non-controlling interest	—	—	—	—	—

Comprehensive income (loss) attributable to Wolverine World Wide, Inc.	$93.4	$159.9	$127.8	$(287.7)	$93.4

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES

Consolidated Condensed Statements of Operations and Comprehensive Income

Fiscal year ended January 1, 2011

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenue	$494.9	$421.2	$430.2	$(97.8)	$1,248.5
Cost of goods sold	359.8	255.6	199.0	(59.9)	754.5
Non-recurring transaction and integration costs	—	—	—	—	—
Restructuring and other transition costs	1.4	—	—	—	1.4

Gross profit	133.7	165.6	231.2	(37.9)	492.6

Selling, general and administrative expenses	129.3	86.7	174.4	(42.8)	347.6
Acquisition-related transaction and Integration costs	—	—	—	—	—
Restructuring and other transition costs	2.8	—	—	—	2.8

Operating profit	1.6	78.9	56.8	4.9	142.2

Other expenses:
Interest expense – net	0.3	—	0.1	—	0.4
Non-recurring acquisition related interest expense	—	—	—	—	—
Interest income	—	—	—	—	—
Other expense (income) – net	(0.5)	(0.1)	(5.6)	4.8	(1.4)

	(0.2)	(0.1)	(5.5)	4.8	(1.0)

Earnings (loss) before income taxes	1.8	79.0	62.3	0.1	143.2

Income taxes	33.1	—	5.6	—	38.7

Earnings before equity in earnings (losses) of consolidated subsidiaries	(31.3)	79.0	56.7	0.1	104.5
Equity in earnings (losses) of consolidated subsidiaries	135.8	49.9	61.2	(246.9)	—

Net earnings	104.5	128.9	117.9	(246.8)	104.5

Net earnings (loss) attributable to non-controlling interests	—	—	—	—	—

Net earnings (loss) attributable to Wolverine World Wide, Inc.	$104.5	$128.9	$117.9	$(246.8)	$104.5

Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	$(2.9)	$—	$(2.9)	$2.9	$(2.9)
Change in fair value of foreign exchange contracts	1.7	—	1.7	(1.7)	1.7
Change in fair value of interest rate swap	—	—	—	—	—
Pension adjustments	2.9	—	—	—	2.9

Other comprehensive income	1.7	—	(1.2)	1.2	1.7

Comprehensive income	106.2	128.9	116.7	(245.6)	106.2

Less: comprehensive income (loss) attributable to non-controlling interest	—	—	—	—	—

Comprehensive income (loss) attributable to Wolverine World Wide, Inc.	$106.2	$128.9	$116.7	$(245.6)	$106.2

Consolidated Condensed Balance Sheets

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES

Consolidated Condensed Balance Sheets

As of December 29, 2012

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$21.3	$48.5	$101.6	$—	$171.4
Accounts receivable, less allowances:	107.7	143.0	102.9	—	353.6
Inventories:
Finished products	57.9	278.8	96.0	(0.9)	431.8
Raw materials and work-in-process	1.6	4.2	28.6	—	34.4

	59.5	283.0	124.6	(0.9)	466.2

Deferred income taxes	9.5	17.6	0.9	—	28.0
Prepaid expenses and other current assets	35.9	9.5	10.3	—	55.7

Total current assets	233.9	501.6	340.3	(0.9)	1,074.9

Property, plant and equipment:
Gross cost	212.1	119.2	53.5	—	384.8
Accumulated depreciation	(165.2)	(36.0)	(33.9)	—	(235.1)

	46.9	83.2	19.6	—	149.7
Other assets:
Goodwill and indefinite-lived intangibles	11.4	1,029.7	98.6	—	1,139.7
Other amortizable intangibles, net	0.2	153.1	0.2	—	153.5
Deferred income taxes	0.9	—	—	—	0.9
Deferred financing costs, net	38.9	—	—	—	38.9
Other	40.4	12.7	3.7	—	56.8
Intercompany accounts receivable	—	1,114.8	118.8	(1,233.6)	—
Investment in affiliates	2,590.3	219.8	344.5	(3,154.6)	—

	2,682.1	2,530.1	565.8	(4,388.2)	1,389.8

Total assets	$2,962.9	$3,114.9	$925.7	$(4,389.1)	$2,614.4

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$30.0	$91.8	$39.1	$—	$160.9
Accrued salaries and wages	10.4	20.0	6.0	—	36.4
Income taxes	2.4	—	0.2	—	2.6
Taxes, other than income taxes	3.1	8.2	3.2	—	14.5
Restructuring reserve	0.1	—	—	—	0.1
Other accrued liabilities	31.5	19.5	21.6	(0.9)	71.7
Accrued pension liabilities	2.4	—	—	—	2.4
Current maturities of long-term debt	30.7	—	—	—	30.7
Borrowings under revolving credit agreement	—	—	—	—	—

Total current liabilities	110.6	139.5	70.1	(0.9)	319.3

Long-term debt, less current maturities	1,219.3	—	—	—	1,219.3
Accrued pension liabilities	127.3	38.2	—	—	165.5
Deferred income taxes	(52.2)	291.3	1.4	—	240.5
Intercompany accounts payable	905.2	6.1	322.3	(1,233.6)	—
Other liabilities	10.3	10.7	5.1	—	26.1

Stockholders’ Equity:
Wolverine World Wide, Inc. stockholders’ equity	642.4	2,629.1	525.5	(3,154.6)	642.4
Non-controlling interest	—	—	1.3	—	1.3

Total Stockholder’s equity	642.4	2,629.1	526.8	(3,154.6)	643.7

Total liabilities and stockholders’ equity	$2,962.9	$3,114.9	$925.7	$(4,389.1)	$2,614.4

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES

Consolidated Condensed Balance Sheets

As of December 31, 2011

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$1.5	$3.0	$135.5	$—	$140.0
Accounts receivable, less allowances:	91.0	55.7	73.3	—	220.0
Inventories:
Finished products	59.6	74.8	70.9	(0.8)	204.5
Raw materials and work-in-process	1.2	0.3	25.7	—	27.2

	60.8	75.1	96.6	(0.8)	231.7

Deferred income taxes	11.3	—	(1.5)	—	9.8
Prepaid expenses and other current assets	18.5	2.2	12.3	—	33.0

Total current assets	183.1	136.0	316.2	(0.8)	634.5

Property, plant and equipment:
Gross cost	205.3	44.5	43.9	—	293.7
Accumulated depreciation	(157.8)	(28.2)	(29.2)	—	(215.2)

	47.5	16.3	14.7	—	78.5
Other assets:
Goodwill and indefinite-lived intangibles	10.7	14.1	31.5	—	56.3
Other amortizable intangibles, net	0.4	0.5	0.2	—	1.1
Deferred income taxes	44.6	—	(2.2)	—	42.4
Deferred financing costs, net	—	—	—	—	—
Intercompany accounts receivable	199.0	377.5	117.2	(693.7)	—
Other	37.7	—	1.2	—	38.9
Investment in affiliates	657.6	165.5	322.9	(1,146.0)	—

	950.0	557.6	470.8	(1,839.7)	138.7

Total assets	$1,180.6	$709.9	$801.7	$(1,840.5)	$851.7

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$23.1	$16.9	$17.1	$—	$57.1
Accrued salaries and wages	16.3	1.7	4.6	—	22.6
Income taxes	2.9	—	(0.1)	—	2.8
Taxes, other than income taxes	2.9	1.3	3.9	—	8.1
Restructuring reserve	0.3	—	—	—	0.3
Other accrued liabilities	23.8	4.9	16.2	(0.8)	44.1
Accrued pension liabilities	2.2	—	—	—	2.2
Current maturities of long-term debt	—	—	0.5	—	0.5
Borrowings under revolving credit agreement	11.0	—	—	—	11.0

Total current liabilities	82.5	24.8	42.2	(0.8)	148.7

Long-term debt, less current maturities	—	—	—	—	—
Accrued pension liabilities	103.8	—	—	—	103.8
Deferred income taxes	—	—	—	—	—
Intercompany accounts payable	400.8	5.5	287.4	(693.7)	—
Other liabilities	14.8	1.1	4.6	—	20.5

Stockholders’ Equity:
Wolverine World Wide, Inc. stockholders’ equity	578.7	678.5	467.5	(1,146.0)	578.7
Non-controlling interest	—	—	—	—	—

Total Stockholder’s equity	578.7	678.5	467.5	(1,146.0)	578.7

Total liabilities and stockholders’ equity	$1,180.6	$709.9	$801.7	$(1,840.5)	$851.7

Consolidated Condensed Statements of Cash Flow

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES

Consolidated Condensed Statements of Cash Flow

Fiscal year ended December 29, 2012

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$11.0	$26.0	$54.6	$—	$91.6
Investing Activities
Business acquisitions, net of cash acquired	(1,160.7)	23.6	(88.8)	—	(1,225.9)
Additions to property, plant and equipment	(10.8)	(4.1)	—	—	(14.9)
Investments in joint ventures	—	—	(2.9)	—	(2.9)
Other	(2.4)	—	—	—	(2.4)
Net cash provided by (used in) investing activities	(1,175.6)	19.5	(90.0)	—	(1,246.1)
Financing Activities
Net borrowings under revolver	(11.0)	—	—	—	(11.0)
Borrowings of long-term debt	1,275.0	—	—	—	1,275.0
Payments of long-term debt	(25.0)	—	(0.5)	—	(25.5)
Payments of debt issuance costs	(40.1)	—	—	—	(40.1)
Cash dividends paid	(23.6)	—	—	—	(23.6)
Purchase of common stock for treasury	(14.1)	—	—	—	(14.1)
Proceeds from shares issued under stock incentive plans	11.6	—	—	—	11.6
Excess tax benefits from stock-based compensation	9.9	—	—	—	9.9
Contributions from non-controlling interests	—	—	1.2	—	1.2
Net cash provided by (used in) financing activities	1,182.7	—	0.7	—	1,183.4
Effect of foreign exchange rate changes	—	—	2.5	—	2.5

Increase (decrease) in cash and cash equivalents	19.8	45.5	(33.9)	—	31.4
Cash and cash equivalents at beginning of the year	1.5	3.0	135.5	—	140.0

Cash and cash equivalents at end of the year	$21.3	$48.5	$101.6	$—	$171.4

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES

Consolidated Condensed Statements of Cash Flow

Fiscal year ended December 31, 2011

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$32.8	$9.7	$36.3	$—	$78.8
Investing Activities
Additions to property, plant and equipment	(4.6)	(7.1)	(7.7)	—	(19.4)
Proceeds from sales of property, plant and equipment	—	—	0.1	—	0.1
Other	(3.3)	—	—	—	(3.3)
Net cash provided by (used in) investing activities	(7.9)	(7.1)	(7.6)	—	(22.6)
Financing Activities
Net borrowings under revolver	11.0	—	—	—	11.0
Payments of long-term debt	—	—	(0.5)	—	(0.5)
Cash dividends paid	(22.7)	—	—	—	(22.7)
Purchase of common stock for treasury	(67.5)	—	—	—	(67.5)
Proceeds from shares issued under stock incentive plans	14.1	—	—	—	14.1
Excess tax benefits from stock-based compensation	3.3	—	—	—	3.3
Net cash provided by (used in) financing activities	(61.8)	—	(0.5)	—	(62.3)
Effect of foreign exchange rate changes	—	—	(4.3)	—	(4.3)

Increase (decrease) in cash and cash equivalents	(36.9)	2.6	23.9	—	(10.4)
Cash and cash equivalents at beginning of the year	38.4	0.4	111.6	—	150.4

Cash and cash equivalents at end of the year	$1.5	$3.0	$135.5	$—	$140.0

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES

Consolidated Condensed Statements of Cash Flow

Fiscal year ended January 1, 2011

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$12.8	$7.7	$47.4	$—	$67.9
Investing Activities
Additions to property, plant and equipment	(3.1)	(5.0)	(8.3)	—	(16.4)
Proceeds from sales of property, plant and equipment	1.8	—	—	—	1.8
Other	—	(3.0)	0.5		(2.5)
Net cash provided by (used in) investing activities	(1.3)	(8.0)	(7.8)	—	(17.1)
Financing Activities
Payments of long-term debt	—	—	(0.5)	—	(0.5)
Cash dividends paid	(21.4)	—	—	—	(21.4)
Purchase of common stock for treasury	(52.2)	—	—	—	(52.2)
Proceeds from shares issued under stock incentive plans	13.6	—	—	—	13.6
Excess tax benefits from stock-based compensation	1.4	—	—	—	1.4
Net cash provided by (used in) financing activities	(58.6)	—	(0.5)	—	(59.1)
Effect of foreign exchange rate changes	—	—	(1.7)	—	(1.7)

Increase (decrease) in cash and cash equivalents	(47.1)	(0.3)	37.4	—	(10.0)
Cash and cash equivalents at beginning of the year	85.5	0.7	74.2	—	160.4

Cash and cash equivalents at end of the year	$38.4	$0.4	$111.6	$—	$150.4

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012 Swap	Dec. 31, 2011	Jan. 01, 2011
Accounting Policies [Line Items]
Recognized compensation costs for grants	$ 15	$ 14.1	$ 11.5
Income tax benefits for grants	4.9	4.5	3.6
Weighted-average fair values for options granted	$ 10.72	$ 10.46	$ 6.97
Common stock issued	66,515,620	65,019,406
Cancellation of restricted stock awards, shares	49,207
Options granted to purchase shares of common stock being antidilutive	387,591	338,877	865,072
Carrying value of the Company's long-term debt, including current maturities	1,250	0.5
Fair value of the Company's long-term debt, including current maturities	1,308.9
Notional amount of foreign exchange contracts	111.9	106.3
Range of maturities for foreign exchange contracts	336 days	336 days
Number of interest rate swap agreement	1
Interest rate swap notional amount	462.2
Financial instrument expiration date	Oct 6, 2017
Accumulated other comprehensive income (loss)	1
Interest Rate Swap [Member]
Accounting Policies [Line Items]
Interest rate swap notional amount	462.2
Stock Options [Member]
Accounting Policies [Line Items]
Common stock issued	1,917,020
Level 2 [Member]
Accounting Policies [Line Items]
Assets related to the fair value of the Company's foreign exchange contracts		4
Liabilities related to the fair value of the Company's foreign exchange contracts	2.3
Level 2 [Member] | Interest Rate Swap [Member]
Accounting Policies [Line Items]
Liabilities related to the fair value of the Company's foreign exchange contracts	$ 1.5
Minimum [Member] | Building and improvements [Member]
Accounting Policies [Line Items]
Depreciable life	14 years
Minimum [Member] | Machinery, equipment and software [Member]
Accounting Policies [Line Items]
Depreciable life	3 years
Maximum [Member] | Building and improvements [Member]
Accounting Policies [Line Items]
Depreciable life	20 years
Maximum [Member] | Machinery, equipment and software [Member]
Accounting Policies [Line Items]
Depreciable life	10 years

Summary of Significant Accounting Policies - Schedule of Gross Carrying Value and Accumulated Amortization of Finite Lived Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 167.3
Accumulated amortization	13.8
Net	153.5	1.2
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Average remaining life (years)	19 years
Gross Carrying Value	110.5
Accumulated amortization	1.3
Net	109.2
Patent and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Average remaining life (years)	2 years	2 years
Gross Carrying Value	8.4	8.6
Accumulated amortization	7.9	7.4
Net	0.5	1.2
Licensing arrangements [Member]
Finite-Lived Intangible Assets [Line Items]
Average remaining life (years)	4 years
Gross Carrying Value	28.1
Accumulated amortization	1.5
Net	26.6
Developed product technology [Member]
Finite-Lived Intangible Assets [Line Items]
Average remaining life (years)	5 years
Gross Carrying Value	14.5
Accumulated amortization	0.7
Net	13.8
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Average remaining life (years)	1 year
Gross Carrying Value	5.1
Accumulated amortization	2.3
Net	2.8
Net favorable leases and other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	0.7
Accumulated amortization	0.1
Net	$ 0.6
Net favorable leases and other [Member]
Finite-Lived Intangible Assets [Line Items]
Average remaining life (years)	2 years

Summary of Significant Accounting Policies - Estimated Aggregate Future Amortization Expense for Intangibles Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
2013	$ 18.6
2014	15.6
2015	15.5
2016	13.8
2017	$ 8.8

Summary of Significant Accounting Policies - Carrying Amount of Goodwill and Other Non-Amortizable Intangibles (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Goodwill And Intangible Assets [Line Items]
Goodwill, Beginning balance	$ 38.9	$ 39
Goodwill, Intangibles purchased
Goodwill, Intangibles disposed
Goodwill, Foreign currency translation effects	1.4	(0.1)
Goodwill, Ending balance	459.9	38.9
Other non-amortizable intangibles, Beginning balance	17.4	16.5
Other non-amortizable intangibles, Intangibles purchased		1.1
Other non-amortizable intangibles, Intangibles disposed
Other non-amortizable intangibles, Foreign currency translation effects	0.6	(0.2)
Other non-amortizable intangibles, Ending balance	679.8	17.4
Goodwill and other intangibles total, Beginning balance	56.3	55.5
Goodwill and other intangibles total, Intangibles purchased		1.1
Goodwill and other intangibles total, Intangibles disposed
Goodwill and other intangibles total, Foreign currency translation effects	2	(0.3)
Goodwill and other intangibles total, Ending balance	1,139.7	56.3
PLG [Member]
Goodwill And Intangible Assets [Line Items]
Goodwill, Intangibles purchased	419.6
Other non-amortizable intangibles, Intangibles purchased	661.8
Goodwill and other intangibles total, Intangibles purchased	$ 1,081.4

Summary of Significant Accounting Policies - Weighted-Average Assumptions to Estimates Fair Value of Stock Options Granted (Detail)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Expected market price volatility	37.80%	38.60%	37.90%
Risk-free interest rate	0.60%	1.80%	1.90%
Dividend yield	1.30%	1.60%	1.90%
Expected term	4 years	4 years	4 years

Summary of Significant Accounting Policies - Computation of Basic and Diluted Earnings Per Shares (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended
	Sep. 08, 2012	Jun. 16, 2012	Mar. 24, 2012	Sep. 10, 2011	Jun. 18, 2011	Mar. 26, 2011	Dec. 29, 2012	Dec. 31, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Numerator:
Net earnings attributable to Wolverine World Wide, Inc.	$ 32.7	$ 20.5	$ 31.2	$ 40.4	$ 24	$ 35.9	$ (3.7)	$ 23	$ 80.7	$ 123.3	$ 104.5
Adjustment for earnings allocated to nonvested restricted common stock									(1.7)	(2.6)	(1.6)
Net earnings used to calculate basic earnings per share									79	120.7	102.9
Adjustment for earnings reallocated to nonvested restricted common stock									0.1	0.1
Net earnings used to calculate diluted earnings per share									$ 79.1	$ 120.8	$ 102.9
Denominator:
Weighted average shares outstanding									48,816,168	48,910,599	49,051,739
Adjustment for nonvested restricted common stock									(1,378,918)	(1,432,541)	(1,206,460)
Shares used to calculate basic earnings per share									47,437,250	47,478,058	47,845,279
Effect of dilutive stock options									1,077,076	1,250,612	1,011,731
Shares used to calculate diluted earnings per share									48,514,326	48,728,670	48,857,010
Net earnings per share:
Basic	$ 0.68	$ 0.43	$ 0.65	$ 0.84	$ 0.49	$ 0.74	$ (0.08)	$ 0.48	$ 1.67	$ 2.54	$ 2.15
Diluted	$ 0.66	$ 0.42	$ 0.64	$ 0.82	$ 0.48	$ 0.72	$ (0.08)	$ 0.47	$ 1.63	$ 2.48	$ 2.11

Summary of Significant Accounting Policies - Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Accumulated Comprehensive Income Loss [Line Items]
Balance of accumulated comprehensive income (loss)	$ (71)	$ (41.1)	$ (42.8)
Foreign currency translation adjustments	5.7	(11.3)	(2.9)
Effective portion of changes related to foreign exchange contracts:
Net gain arising during the period, net of taxes: 2010 - ($228)	(2.1)	2.2	0.5
Reclassification adjustments into cost of goods sold, net of taxes: 2010 - ($522)	(2.9)	2.9	1.3
Unrealized loss on interest rate swap, net of taxes: 2012 - $539	(1)
Pension adjustments:
Actuarial loss arising during the period, net of taxes: 2010 - $2,056	(29.8)	(31.6)	(3.8)
Less: amortization of prior actuarial losses, net of taxes: 2010 - ($3,516)	13.5	7.8	6.5
Less: amortization of prior service cost, net of taxes: 2010 - ($90)	0.1	0.1	0.2
Ending accumulated other comprehensive income (loss)	(87.5)	(71)	(41.1)
Foreign Currency translation adjustments [Member]
Accumulated Comprehensive Income Loss [Line Items]
Balance of accumulated comprehensive income (loss)	0.2	11.5	14.5
Foreign currency translation adjustments	5.7	(11.3)	(3)
Pension adjustments:
Ending accumulated other comprehensive income (loss)	5.9	0.2	11.5
Foreign exchange contracts [Member]
Accumulated Comprehensive Income Loss [Line Items]
Balance of accumulated comprehensive income (loss)	3.3	(1.8)	(3.6)
Effective portion of changes related to foreign exchange contracts:
Net gain arising during the period, net of taxes: 2010 - ($228)	(2.1)	2.2	0.5
Reclassification adjustments into cost of goods sold, net of taxes: 2010 - ($522)	(2.9)	2.9	1.3
Pension adjustments:
Ending accumulated other comprehensive income (loss)	(1.7)	3.3	(1.8)
Interest Rate Swap [Member]
Effective portion of changes related to foreign exchange contracts:
Unrealized loss on interest rate swap, net of taxes: 2012 - $539	(1)
Pension adjustments:
Ending accumulated other comprehensive income (loss)	(1)
Pension adjustments [Member]
Accumulated Comprehensive Income Loss [Line Items]
Balance of accumulated comprehensive income (loss)	(74.5)	(50.8)	(53.7)
Pension adjustments:
Actuarial loss arising during the period, net of taxes: 2010 - $2,056	(29.8)	(31.6)	(3.8)
Less: amortization of prior actuarial losses, net of taxes: 2010 - ($3,516)	13.5	7.8	6.5
Less: amortization of prior service cost, net of taxes: 2010 - ($90)	0.1	0.1	0.2
Ending accumulated other comprehensive income (loss)	$ (90.7)	$ (74.5)	$ (50.8)

Summary of Significant Accounting Policies - Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Foreign exchange contracts [Member]
Accumulated Comprehensive Income Loss [Line Items]
Net gain (loss) arising during the period, taxes	$ 1	$ (1)	$ (0.2)
Reclassification adjustments into cost of goods sold, taxes	1.3	(1.4)	(0.5)
Interest Rate Swap [Member]
Accumulated Comprehensive Income Loss [Line Items]
Unrealized loss on interest rate swap, taxes	0.5
Pension adjustments [Member]
Accumulated Comprehensive Income Loss [Line Items]
Actuarial loss arising during the period, taxes	16	17	2.1
Amortization of prior actuarial losses, taxes	(7.3)	(4.2)	(3.5)
Amortization of prior service cost included in net periodic benefit costs, taxes	$ (0.1)	$ (0.1)	$ (0.1)

Inventories - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
LIFO inventory amount	$ 62.7	$ 63.2
Excess of FIFO over LIFO value	$ 19	$ 15.3

Indebtedness - Schedule of Borrowings (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011	Dec. 29, 2012 Term Loan A [Member]	Dec. 29, 2012 Term Loan A [Member] October 9, 2017 [Member]	Dec. 29, 2012 Term Loan B [Member] October 9, 2019 [Member]	Dec. 29, 2012 Senior notes [Member]	Oct. 09, 2012 Senior notes [Member]
Proforma Debt Instrument [Line Items]
Term Loan, due			$ 550	$ 550	$ 325		$ 375
Senior notes, 6.125% interest, due October 15, 2020						375
Notes payable		0.5
Total debt obligations	1,250	0.5
Less: current maturities	(30.7)	(0.5)
Total long-term debt	$ 1,219.3

Indebtedness - Schedule of Borrowings (Parenthetical) (Detail)	Dec. 29, 2012	Jan. 02, 2010
Proforma Debt Instrument [Line Items]
Loan interest percentage	6.13%	4.50%
Senior notes [Member]
Proforma Debt Instrument [Line Items]
Loan interest percentage	6.13%

Indebtedness - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended					12 Months Ended
	Dec. 29, 2012	Jan. 02, 2010	Dec. 29, 2012 Interest Rate Swap [Member]	Dec. 29, 2012 Maximum [Member]	Dec. 29, 2012 Term Loan A [Member]	Dec. 29, 2012 Term Loan A [Member] Base rate [Member]	Dec. 29, 2012 Term Loan A [Member] Eurocurrency Rate [Member]	Dec. 29, 2012 Term Loan B [Member]	Dec. 29, 2012 Revolving Credit Facility [Member]	Dec. 29, 2012 Term Loan B [Member]	Dec. 29, 2012 Term Loan B [Member] Base rate [Member]	Dec. 29, 2012 Term Loan B [Member] Eurocurrency Rate [Member]	Dec. 29, 2012 Foreign currency subfacility [Member]	Dec. 29, 2012 Swingline subfacility [Member]	Dec. 29, 2012 Letter of credit subfacility [Member]	Jan. 02, 2010 Cushe Acquisition [Member]	Dec. 29, 2012 Senior notes [Member]	Oct. 09, 2012 Senior notes [Member]
Debt Instrument [Line Items]
Notes payable in Cushe acquisition																$ 1,600,000
Period of notes payable		3 years
Interest rate	6.13%	4.50%															6.13%
Amount of secured credit agreement	1,100,000,000
Aggregate principal amount of Term Loan Facility				1,300,000,000	550,000,000			350,000,000	200,000,000									375,000,000
Revolving facility related to outstanding standby letters of credit									1,900,000
Interest rate swap notional amount	462,200,000		462,200,000
New Credit Agreement, margin percentage						1.25%	2.25%				2.00%	3.00%
Weighted average interest rate					2.50%			4.00%		4.00%
Revolving Credit Facility													100,000,000	35,000,000	50,000,000
Debt issuance costs	40,100,000
Amortized deferred financing costs	1,800,000
Recorded fair value within other liabilities			$ 1,500,000

Indebtedness - Schedule of Annual Maturities of Long- Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012
Debt Disclosure [Abstract]
2013	$ 30.7
2014	59.1
2015	61.7
2016	82.3
2017	332.4
Thereafter	$ 683.8

Leases - Future Minimum Rental Payments for Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012
Leases [Abstract]
2013	$ 50.8
2014	46
2015	40.6
2016	34.7
2017	24.5
Thereafter	$ 89

Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Leases [Abstract]
Operating Leases, rent expense, minimum rentals	$ 29.4	$ 20.1	$ 18.9

Capital Stock - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, par or stated value Per Share	$ 1	$ 1
Stock incentive units	1,893,495
Vesting period of options granted	3 years
Maximum expiry period of options granted from the grant date	10 years
Lapsing period of restrictions related to restricted stock issued	Three- to five-year
Total pretax intrinsic value of options exercised	$ 30.1	$ 14.9	$ 10.4
Closing stock price	$ 40.18
Total number of in-the-money options exercisable	1,986,114
Weighted-average exercise price of in-the-money options exercisable	$ 24.36
Outstanding options were exercisable		$ 2,831,883
Weighted-average exercise price		$ 21.85
Stock option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to nonvested shares and stock option grants	2.9	2.4	2.4
Weighted-average period of recognition	1 year 2 months 12 days	1 year	1 year 1 month 6 days
Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to nonvested shares and stock option grants	11.6	6.5	6.2
Weighted-average period of recognition	2 years 1 month 6 days	2 years	1 year 7 months 6 days
Total fair value of shares vested	14.9	6.2	3
Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to nonvested shares and stock option grants	3.5	4.7	5
Weighted-average period of recognition	1 year 2 months 12 days	2 years	2 years
Total fair value of shares vested	$ 17.5	$ 4.7	$ 3.2
Series A junior participating preferred stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares authorized	150,000
Series B junior participating preferred stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares authorized	500,000

Capital Stock - Summary of Transactions Under Stock Option Plans (Detail) (USD $)	12 Months Ended
	Dec. 29, 2012 Y	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Shares Under Option, Beginning Balance	3,694,984	4,248,910	4,619,346
Estimated forfeitures, Shares Under Option	(3,679)
Granted, Shares Under Option	451,277	398,749	537,807
Vested or expected to vest at December 29, 2012, Shares Under Option	2,746,812
Exercised, Shares Under Option	(1,364,751)	(887,671)	(848,106)
Nonvested at December 29, 2012 and expected to vest, Shares Under Option	(759,886)
Cancelled, Shares Under Option	(31,019)	(65,004)	(60,137)
Exercisable at December 29, 2012, Shares Under Option	1,986,926
Shares Under Option, Ending Balance	2,750,491	3,694,984	4,248,910	4,619,346
Weighted-Average Exercise Price, Beginning Balance	$ 23.4	$ 21.47	$ 20.17
Granted, Weighted-Average Exercise Price	$ 39.7	$ 36.75	$ 25.55
Exercised, Weighted-Average Exercise Price	$ 19.9	$ 19.9	$ 16.83
Cancelled, Weighted-Average Exercise Price	$ 35.55	$ 26.79	$ 23.84
Weighted-Average Exercise Price, Ending Balance	$ 27.67	$ 23.4	$ 21.47	$ 20.17
Aggregate Intrinsic Value, Beginning Balance	$ 45.7	$ 44.3	$ 34.2
Vested or expected to vest at December 29, 2012, Weighted-Average Exercise Price	$ 27.65
Aggregate Intrinsic Value, Ending Balance	34.4	45.7	44.3	34.2
Exercisable at December 29, 2012, Weighted-Average Exercise Price	$ 24.37
Vested or expected to vest at December 29, 2012, Aggregate Intrinsic Value	34.4
Average Remaining Contractual Term (Years), Beginning of Period	5 years 10 months 24 days	5 years 6 months	5 years 8 months 12 days	5 years 9 months 18 days
Exercisable at December 29, 2012, Aggregate Intrinsic Value	$ 31.4
Average Remaining Contractual term, Vested or expected to vest at December 29, 2012	5.9
Average Remaining Contractual term, Exercisable at December 29, 2012	5

Capital Stock - Summary of Nonvested Restricted Shares Issued Under Stock Award Plans (Detail) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares, Beginning balance	745,929	763,546	640,470
Shares, granted	351,674	200,427	262,342
Shares, vested	(365,217)	(165,186)	(117,438)
Shares, forfeited	(33,155)	(52,858)	(21,828)
Nonvested shares, Ending balance	699,231	745,929	763,546
Weighted-Average Grant Date Fair Value, Beginning balance	$ 25.78	$ 22.55	$ 21.34
Weighted Average Grant Date Fair Value, granted	$ 40.27	$ 36.57	$ 25.51
Weighted-Average Grant Date Fair Value, vested	$ 25.02	$ 24.27	$ 22.71
Weighted-Average Grant Date Fair Value, forfeited	$ 32.26	$ 24.72	$ 21.93
Weighted-Average Grant Date Fair Value, Ending balance	$ 33.16	$ 25.78	$ 22.55
Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares, Beginning balance	641,330	474,525	263,905
Shares, granted	200,595	206,148	215,027
Shares, vested	(436,176)
Shares, forfeited	(16,052)	(39,343)	(4,407)
Nonvested shares, Ending balance	389,697	641,330	474,525
Weighted-Average Grant Date Fair Value, Beginning balance	$ 25.37	$ 20.43	$ 17.22
Weighted Average Grant Date Fair Value, granted	$ 39.78	$ 36.63	$ 24.3
Weighted-Average Grant Date Fair Value, vested	$ 21.26
Weighted-Average Grant Date Fair Value, forfeited	$ 25.64	$ 24.76	$ 17.11
Weighted-Average Grant Date Fair Value, Ending balance	$ 37.85	$ 25.37	$ 20.43

Retirement Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Schedule Of Other Postretirement Benefits [Line Items]
Cash surrender value of life insurance	$ 46.7	$ 38.2
Defined contribution plan cost recognized	2.9	2.5	2.1
Defined contribution plan at foreign subsidiary	0.9	0.9	0.9
Deferred recognized compensation liability	3	3.1
Accumulated benefit obligations for all defined benefit pension plans and the SERP	425.4	254.2
Prior service cost expected to be recognized in net periodic pension expense	0.1
Actuarial loss included in accumulated other comprehensive income (loss)	30.4
Expense for qualified defined benefit pension plans	20.2	12.6	11.9
Amortization of Unrecognized net actuarial losses exceeding certain corridors period	5 years
Company expects to contribute to qualified defined benefit pension plans	2.4
Contributions to SERP	$ 2.4
401K Plan [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Number of defined contribution plans	2
Equity securities [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Fixed income securities should not exceed	80.00%
Fixed income securities [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Fixed income securities should not exceed	35.00%

Retirement Plans - Changes in Company's Assets and Related Obligations for its Pension Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Change in projected benefit obligations:
Projected benefit obligations at beginning of the year	$ 269.1	$ 230.1
PLG projected benefit obligations at acquisition date	109.7
Service cost pertaining to benefits earned during the year	7.7	6.5	5.7
Interest cost on projected benefit obligations	15.4	13.4	12.8
Actuarial losses	55.7	30.3
Benefits paid to plan participants	(12.4)	(11.1)
Projected benefit obligations at end of the year	445.2	269.1	230.1
Change in fair value of pension assets:
Fair value of pension assets at beginning of the year	163.1	144.4
PLG fair value of pension assets at acquisition date	72
Actual return on plan assets	26	(3.9)
Benefits paid to plan participants	(12.4)	(11.1)
Fair value of pension assets at end of the year	277.3	163.1	144.4
Funded status	(167.9)	(106)
Amounts recognized in the consolidated balance sheets:
Current liabilities	(2.4)	(2.2)
Non current liabilities	(165.5)	(103.8)
Net amount recognized	(167.9)	(106)
Amounts recognized in accumulated other comprehensive loss:
Unrecognized net actuarial loss (amount net of tax: 2012 - $(90,525); 2011 - $(74,272))	(137.9)	(113.8)
Unrecognized prior service cost (amount net of tax: 2012 - $(228); 2011 - $(310))	(0.4)	(0.5)
Net amount recognized	(138.3)	(114.3)
Funded status of pension plans and SERP (supplemental):
Funded status of qualified defined benefit plans and SERP	(167.9)	(106)
Nonqualified trust assets (cash surrender value of life insurance) recorded in other assets and intended to satisfy the projected benefit obligation of unfunded SERP obligations	46.7	38.2
Net funded status of pension plans and SERP (supplemental)	(121.2)	(67.8)
Pension [Member]
Change in fair value of pension assets:
Company contributions	26.7	31.8
SERP [Member]
Change in fair value of pension assets:
Company contributions	$ 1.9	$ 1.9

Retirement Plans - Changes in Company's Assets and Related Obligations for its Pension Plans (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Unrecognized net actuarial loss amount net of tax	$ (90,525)	$ (74,272)
Unrecognized prior service cost amount net of tax	$ (228)	$ (310)

Retirement Plans -Summary of Net Pension and Serp Expense Recognized (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Compensation And Retirement Disclosure [Abstract]
Service cost pertaining to benefits earned during the year	$ (7.7)	$ (6.5)	$ (5.7)
Interest cost on projected benefit obligations	(15.4)	(13.4)	(12.8)
Expected return on pension assets	16	14.3	12.2
Net amortization loss	(20.8)	(11.9)	(10)
Net pension expense	$ (27.9)	$ (17.5)	$ (16.3)

Retirement Plans - Weighted Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Weighted-average assumptions used to determine benefit obligations at fiscal year-end:
Discount rate	4.30%	5.42%
Weighted average assumptions used to determine net periodic benefit cost for the years ended:
Discount rate	5.14%	5.94%
Expected long-term rate of return on plan assets	7.68%	8.00%
Pension [Member]
Weighted-average assumptions used to determine benefit obligations at fiscal year-end:
Rate of compensation increase - pension	4.85%	4.85%
Weighted average assumptions used to determine net periodic benefit cost for the years ended:
Rate of compensation increase - pension	4.85%	4.85%
SERP [Member]
Weighted-average assumptions used to determine benefit obligations at fiscal year-end:
Rate of compensation increase - pension	7.00%	7.00%
Weighted average assumptions used to determine net periodic benefit cost for the years ended:
Rate of compensation increase - pension	7.00%	7.00%

Retirement Plans - Asset Allocations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Schedule Of Other Postretirement Benefits [Line Items]
Cash and money market investments	0.00%	0.10%
Fair value of plan assets, Percentage	100.00%	100.00%
Equity securities	$ 198.4	$ 119.4
Fixed income investments	78.9	43.6
Cash and money market investments		0.1
Fair value of plan assets	277.3	163.1	144.4
Level 1 [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Equity securities	12.8
Fixed income investments	25.5
Cash and money market investments
Fair value of plan assets	38.3
Level 2 [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Equity securities	185.6	119.4
Fixed income investments	53.4	43.6
Cash and money market investments		0.1
Fair value of plan assets	$ 239	$ 163.1
Equity securities [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Equity securities, Percentage	71.60%	73.20%
Fixed income securities [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Equity securities, Percentage	28.40%	26.70%

Retirement Plans - Expected Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012
Compensation And Retirement Disclosure [Abstract]
2013	$ 16.7
2014	18.6
2015	19.4
2016	20.4
2017	21.1
2018-2022	$ 119

Income Taxes - Geographic Components of Earnings Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Income Tax Disclosure [Abstract]
United States	$ 38.3	$ 105.5	$ 86.8
Foreign	55.9	63.4	56.4
Earnings before income taxes	$ 94.2	$ 168.9	$ 143.2

Income Taxes - Provisions for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Current expense:
Federal	$ 15.3	$ 22.9	$ 28.5
State	1.4	0.1	1.9
Foreign	3.1	15.1	13.8
Deferred expense (credit):
Federal	(5.1)	5.8	(4.9)
State	(0.4)	0.5	(0.4)
Foreign	(0.9)	1.2	(0.2)
Total provision for income taxes	$ 13.4	$ 45.6	$ 38.7

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Statutory federal income tax rate	35.00%
Deferred tax assets, Valuation Allowance	$ 3.2	$ 2.5
Change in the total valuation allowance	0.7	1.1
Portion of the unrecognized tax benefits if recognized, reduction of annual effective tax rate	8.5	13.1
Interest accrued related to unrecognized tax benefits	2	0.8
Undistributed earnings of foreign subsidiaries	313.9
Foreign country [Member]
Operating Loss Carryforwards [Line Items]
Foreign net operating loss carryforwards	8.5
Foreign tax credit carryforwards	$ 0.9

Income Taxes - Reconciliation of Income Tax Expense, Net of Federal Income Tax Rate (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Income Tax Disclosure [Abstract]
Income taxes at U.S. statutory rate	$ 33	$ 59.1	$ 50
State income taxes, net of federal income tax	0.2	1	0.6
Nontaxable earnings of foreign affiliates	(4.9)	(4.6)	(4.6)
Research and development credits		(0.6)	(0.6)
Foreign earnings taxed at rates different from the U.S. statutory rate	(13.1)	(13.5)	(9.2)
Adjustments for uncertain tax positions	(6.7)	3.5	2.1
Non deductible expenses	4.9	0.7	0.1
Other			0.3
Total provision for income taxes	$ 13.4	$ 45.6	$ 38.7

Income Taxes - Significant Components of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Deferred income tax assets:
Accounts receivable and inventory valuation allowances	$ 16.5	$ 5.3
Deferred compensation accruals	9.9	3.1
Accrued pension expense	58.9	36.6
Stock-based compensation	7.7	11.2
Net operating loss and foreign tax credit carryforward	3.9	2.8
Other amounts not deductible until paid	10.1	7.3
Other	1.4
Total gross deferred income tax assets	108.4	66.3
Less valuation allowance	(3.2)	(2.5)
Net deferred income tax assets	105.2	63.8
Deferred income tax liabilities:
Tax depreciation in excess of book depreciation	(9.9)	(6)
Intangible assets	(302)
Other	(4.9)	(5.7)
Total deferred income tax liabilities	(316.8)	(11.7)
Net deferred income tax assets (liabilities)	$ (211.6)	$ 52.1

Income Taxes - Summarizes Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Beginning balance	$ 13.8	$ 10.7
Increase related to current year business acquisition	2.6
Increases related to current year tax positions	1.5	5.3
Decreases related to prior years positions	(4.8)	(1.1)
Settlements	(2.7)
Decrease due to lapse of statute	(0.6)	(1.1)
Ending balance	$ 9.8	$ 13.8

Litigation and Contingencies - Minimum Royalty and Advertising Obligations Due Under Terms of Certain Licenses Held by Company (Detail) (Minimum [Member], USD $) In Millions, unless otherwise specified	Dec. 29, 2012
Royalty Payments Expense [Member]
Schedule Of Commitments And Contingencies [Line Items]
2013	$ 2.1
2014	1.7
2015	1.5
2016
Beyond
Advertising Expense [Member]
Schedule Of Commitments And Contingencies [Line Items]
2013	6.7
2014	7.7
2015	8.8
2016	2.9
Beyond	$ 5.2

Litigation and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Income Statement [Abstract]
Incurred royalty expense	$ 2.8	$ 3.3	$ 3
Incurred advertising expense	$ 4.1	$ 3.3	$ 3

Business Segments - Additional Information (Detail)	1 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Oct. 10, 2012 Brand	Dec. 29, 2012	Dec. 29, 2012 PLG [Member] Segment	Dec. 29, 2012 PLG [Member] Brand
Segment Reporting Information [Line Items]
Number of reportable segments			3
Number of brands	16			16
Percentage of sources of footwear products from unrelated suppliers in foreign country region		95.00%

Business Segments - Summary of Certain Key Financial Measures (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended
	Sep. 08, 2012	Jun. 16, 2012	Mar. 24, 2012	Sep. 10, 2011	Jun. 18, 2011	Mar. 26, 2011	Dec. 29, 2012	Dec. 31, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Revenue:
Revenue	$ 353.1	$ 312.7	$ 322.8	$ 361.6	$ 310.1	$ 330.9	$ 652.2	$ 406.5	$ 1,640.8	$ 1,409.1	$ 1,248.5
Depreciation expense:
Depreciation expense									21.2	14.9	14.5
Operating profit:
Operating profit									113.7	170.2	142.2
Additions to property, plant and equipment:
Additions to property, plant and equipment									14.9	19.4	16.4
Total assets:
Total assets							2,614.4	851.7	2,614.4	851.7
Goodwill:
Goodwill							459.9	38.9	459.9	38.9	39
Lifestyle Group [Member]
Revenue:
Revenue									309.6	147.4	134.6
Depreciation expense:
Depreciation expense									1.9	0.5	0.4
Operating profit:
Operating profit									44.6	32.2	29.1
Additions to property, plant and equipment:
Additions to property, plant and equipment									1.7	1.9	0.7
Total assets:
Total assets							1,338.3	76.2	1,338.3	76.2
Goodwill:
Goodwill							349.5	6.4	349.5	6.4
Performance Group [Member]
Revenue:
Revenue									674.6	619.4	514.6
Depreciation expense:
Depreciation expense									2.8	2.1	2.2
Operating profit:
Operating profit									128.4	135.5	108
Additions to property, plant and equipment:
Additions to property, plant and equipment									1.9	3.7	2.6
Total assets:
Total assets							513.7	231.2	513.7	231.2
Goodwill:
Goodwill							87	10.4	87	10.4
Heritage Group [Member]
Revenue:
Revenue									563.9	553.8	501.8
Depreciation expense:
Depreciation expense									1.1	1	0.9
Operating profit:
Operating profit									83.5	91.6	87.6
Additions to property, plant and equipment:
Additions to property, plant and equipment									0.3	1.5	1.5
Total assets:
Total assets							319	234	319	234
Goodwill:
Goodwill							23.4	22.1	23.4	22.1
Other [Member]
Revenue:
Revenue									92.7	88.5	97.5
Depreciation expense:
Depreciation expense									4	3.6	3.4
Operating profit:
Operating profit									(1.1)		1.6
Additions to property, plant and equipment:
Additions to property, plant and equipment									2.5	1.1	4.5
Total assets:
Total assets							80.8	60.4	80.8	60.4
Corporate [Member]
Depreciation expense:
Depreciation expense									11.4	7.7	7.6
Operating profit:
Operating profit									(141.7)	(89.1)	(84.1)
Additions to property, plant and equipment:
Additions to property, plant and equipment									8.5	11.2	7.1
Total assets:
Total assets							$ 362.6	$ 249.9	$ 362.6	$ 249.9

Business Segments - Geographic Information, Based on Shipping Destination, Related to Revenue from External Customers (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended
	Sep. 08, 2012	Jun. 16, 2012	Mar. 24, 2012	Sep. 10, 2011	Jun. 18, 2011	Mar. 26, 2011	Dec. 29, 2012	Dec. 31, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Revenue from External Customer [Line Items]
United States									$ 1,079.9	$ 842	$ 768.6
Total from foreign territories									560.9	567.1	479.9
Total revenue from countries	353.1	312.7	322.8	361.6	310.1	330.9	652.2	406.5	1,640.8	1,409.1	1,248.5
Europe [Member]
Revenue from External Customer [Line Items]
Total from foreign territories									310.1	336.9	218.5
Canada [Member]
Revenue from External Customer [Line Items]
Total from foreign territories									112.6	114	103.4
Other [Member]
Revenue from External Customer [Line Items]
Total from foreign territories									$ 138.2	$ 116.2	$ 158

Business Segments - Company's Long-Lived Assets (Primarily Property, Plant and Equipment) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
United States	$ 136.8	$ 71.4
Foreign countries	14.2	8.9
Total long-lived assets	$ 151	$ 80.3

Restructuring and Other Transition Costs - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Jan. 01, 2011
Restructuring And Related Activities [Abstract]
Restructuring and other transition cost before tax	$ 4.2
Restructuring and other transition cost after tax	3.1
Restructuring and other transition cost per diluted share	$ 0.06
Restructuring charges before tax	2.3
Restructuring charges after tax	1.6
Other transition cost before tax	2
Other transition cost after tax	$ 1.5

Restructuring and Other Transition Costs - Liability Established by Company in Connection with Restructuring Plan by Category of Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 0.4	$ 1.4	$ 6
Charges incurred			2.3
Amounts paid or utilized	(0.3)	(1)	(6.9)
Ending Balance	0.1	0.4	1.4
Severance and employee related [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance		0.3	3.9
Charges incurred			0.6
Amounts paid or utilized		(0.3)	(4.2)
Ending Balance			0.3
Facility exit costs and other [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	0.4	1.1	2.1
Charges incurred			1.7
Amounts paid or utilized	(0.3)	(0.7)	(2.7)
Ending Balance	$ 0.1	$ 0.4	$ 1.1

Business Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 10, 2012 Brand	Dec. 29, 2012	Dec. 29, 2012 PLG [Member] Brand	Dec. 31, 2011 PLG [Member]	Oct. 09, 2012 PLG [Member]
Business Acquisition [Line Items]
Business acquisition price paid in cash			$ 88.8		$ 1,249.5
Number of brands	16		16
Non-recurring transaction and integration costs		4.5	42.2
Non-recurring transaction and integration costs included within selling, general, and administrative expenses			32.5
Non-recurring transaction and integration costs included within interest expense			5.2
Non-recurring transaction and integration costs included within cost of goods sold			4.5
Professional and legal fees			(14.9)
Taxes paid on behalf of the seller			(9.7)
Severance			(2.7)
Onetime software license fees			(2.4)
Other onetime costs			2.8
Goodwill		419.6	419.6
Value of inventory			4
Fixed assets written up to estimated fair market value			18.8
Non-recurring charge to cost of goods sold related to the fair value adjustment to acquisition-date inventory			4.5	4.5
Amortization of acquired intangibles			24.7	32.1
Acquisition-related expenses			32.5	32.5
Additional interest expense			35	63.2
Severance costs incurred related to integration			$ 5.2

Business Acquisitions - Preliminary Allocation of Purchase Price (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012
Business Combinations [Abstract]
Cash	$ 23.6
Accounts receivable	146.9
Inventories	203.5
Deferred income taxes	13.6
Other current assets	13.2
Property, plant and equipment	77.1
Goodwill	419.6
Intangible assets	820.6
Other	11.2
Total assets acquired	1,729.3
Accounts payable	97.4
Other accrued liabilities	40
Deferred income taxes	294.7
Accrued pension liabilities	37.7
Other liabilities	10
Total liabilities assumed	479.8
Net assets acquired	$ 1,249.5

Business Acquisitions - Additional to Goodwill within Reportable Segments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 29, 2012 PLG [Member]	Dec. 29, 2012 Branded wholesale, footwear, apparel and licensing [Member] PLG [Member]	Dec. 29, 2012 Consumer-direct [Member] PLG [Member]
Business Acquisition [Line Items]
Addition to goodwill from the acquisition of PLG		$ 419.6	$ 373.6	$ 46

Business Acquisitions - Intangible Assets Acquired in Acquisition (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 29, 2012
Business Acquisition [Line Items]
Intangible assets acquired	$ 820.6
Trade names and trademarks [Member]
Business Acquisition [Line Items]
Intangible assets, useful life	Indefinite
Intangible assets acquired	661.8
Customer lists [Member]
Business Acquisition [Line Items]
Intangible assets acquired	110.5
Customer lists [Member] | Minimum [Member]
Business Acquisition [Line Items]
Intangible assets, useful life	3 years
Customer lists [Member] | Maximum [Member]
Business Acquisition [Line Items]
Intangible assets, useful life	20 years
Licensing arrangements [Member]
Business Acquisition [Line Items]
Intangible assets, useful life	4 years
Intangible assets acquired	28.1
Licensing arrangements [Member] | Minimum [Member]
Business Acquisition [Line Items]
Intangible assets, useful life	4 years
Licensing arrangements [Member] | Maximum [Member]
Business Acquisition [Line Items]
Intangible assets, useful life	5 years
Developed product technology [Member]
Business Acquisition [Line Items]
Intangible assets acquired	14.5
Developed product technology [Member] | Minimum [Member]
Business Acquisition [Line Items]
Intangible assets, useful life	3 years
Developed product technology [Member] | Maximum [Member]
Business Acquisition [Line Items]
Intangible assets, useful life	5 years
Backlog [Member]
Business Acquisition [Line Items]
Intangible assets acquired	5.1
Net favorable leases [Member]
Business Acquisition [Line Items]
Intangible assets, useful life	10 years
Intangible assets acquired	$ 0.6
Backlog [Member]
Business Acquisition [Line Items]
Intangible assets, useful life	6 months

Business Acquisitions - Net Sales and Net Earnings Attributable to PLG (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended
	Sep. 08, 2012	Jun. 16, 2012	Mar. 24, 2012	Sep. 10, 2011	Jun. 18, 2011	Mar. 26, 2011	Dec. 29, 2012	Dec. 31, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Business Acquisition [Line Items]
Revenue	$ 353.1	$ 312.7	$ 322.8	$ 361.6	$ 310.1	$ 330.9	$ 652.2	$ 406.5	$ 1,640.8	$ 1,409.1	$ 1,248.5
Net loss	32.7	20.5	31.2	40.4	24	35.9	(3.7)	23	80.7	123.3	104.5
PLG [Member]
Business Acquisition [Line Items]
Revenue									219.4
Net loss									$ (2.4)

Business Acquisitions - Business Acquisition, Supplemental Pro Forma Financial Information (Detail) (PLG [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
PLG [Member]
Business Acquisition [Line Items]
Revenue	$ 2,548.2	$ 2,428.3
Net earnings attributable to Wolverine World Wide, Inc.	$ 128.6	$ 80.4

Quarterly Results of Operations (Unaudited) - Company's Unaudited Quarterly Results of Operations (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended
	Sep. 08, 2012	Jun. 16, 2012	Mar. 24, 2012	Sep. 10, 2011	Jun. 18, 2011	Mar. 26, 2011	Dec. 29, 2012	Dec. 31, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Income Statement [Abstract]
Revenue	$ 353.1	$ 312.7	$ 322.8	$ 361.6	$ 310.1	$ 330.9	$ 652.2	$ 406.5	$ 1,640.8	$ 1,409.1	$ 1,248.5
Gross profit	138.6	118.1	132.2	146.7	122.1	137.8	239.3	150.2	628.2	556.8	492.6
Net earnings (loss) attributable to Wolverine World Wide, Inc.	$ 32.7	$ 20.5	$ 31.2	$ 40.4	$ 24	$ 35.9	$ (3.7)	$ 23	$ 80.7	$ 123.3	$ 104.5
Basic	$ 0.68	$ 0.43	$ 0.65	$ 0.84	$ 0.49	$ 0.74	$ (0.08)	$ 0.48	$ 1.67	$ 2.54	$ 2.15
Diluted	$ 0.66	$ 0.42	$ 0.64	$ 0.82	$ 0.48	$ 0.72	$ (0.08)	$ 0.47	$ 1.63	$ 2.48	$ 2.11

SUBSIDIARY GUARANTORS OF THE NOTES - Additional Information (Detail) (Subsidiary Guarantor [Member])	Dec. 29, 2012
Subsidiary Guarantor [Member]
Parent Company Only Financial Information [Line Items]
Minority Interest Percentage	100.00%

SUBSIDIARY GUARANTORS OF THE NOTES - Consolidated Condensed Statements of Operations and Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended
	Sep. 08, 2012	Jun. 16, 2012	Mar. 24, 2012	Sep. 10, 2011	Jun. 18, 2011	Mar. 26, 2011	Dec. 29, 2012	Dec. 31, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Schedule of Condensed Consolidating Statement of Income and Comprehensive Income [Line Items]
Revenue	$ 353.1	$ 312.7	$ 322.8	$ 361.6	$ 310.1	$ 330.9	$ 652.2	$ 406.5	$ 1,640.8	$ 1,409.1	$ 1,248.5
Cost of goods sold									1,008.1	852.3	754.5
Non-recurring transaction and integration costs									4.5
Restructuring and other transition costs											1.4
Gross profit	138.6	118.1	132.2	146.7	122.1	137.8	239.3	150.2	628.2	556.8	492.6
Selling, general and administrative expenses									482	386.6	347.6
Acquisition-related transaction and Integration costs									32.5
Restructuring and other transition costs											2.8
Operating profit									113.7	170.2	142.2
Other expenses:
Interest expense - net									14.6	1.4	0.6
Non-recurring acquisition related interest expense									5.2
Interest income									(0.6)	(0.4)	(0.2)
Other expense (income) - net									0.3	0.3	(1.4)
Other expenses (income)									19.5	1.3	(1)
Earnings (loss) before income taxes									94.2	168.9	143.2
Income taxes									13.4	45.6	38.7
Earnings before equity in earnings (losses) of consolidated subsidiaries									80.8	123.3	104.5
Net earnings									80.8	123.3	104.5
Net earnings (loss) attributable to non-controlling interests									0.1
Net earnings (loss) attributable to Wolverine World Wide, Inc.	32.7	20.5	31.2	40.4	24	35.9	(3.7)	23	80.7	123.3	104.5
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments									5.7	(11.3)	(2.9)
Change in fair value of foreign exchange contracts									(5)	5.1	1.7
Change in fair value of interest rate swap									(1)
Pension adjustments									(16.2)	(23.7)	2.9
Other comprehensive income									(16.5)	(29.9)	1.7
Comprehensive income									64.2	93.4	106.2
Less: comprehensive income (loss) attributable to non-controlling interest									(0.1)
Comprehensive income (loss) attributable to Wolverine World Wide, Inc.									64.3	93.4	106.2
Parent Company [Member]
Schedule of Condensed Consolidating Statement of Income and Comprehensive Income [Line Items]
Revenue									527.1	524.7	494.9
Cost of goods sold									390.6	384.3	359.8
Non-recurring transaction and integration costs									4.5
Restructuring and other transition costs											1.4
Gross profit									132	140.4	133.7
Selling, general and administrative expenses									123	136.1	129.3
Acquisition-related transaction and Integration costs									32.5
Restructuring and other transition costs											2.8
Operating profit									(23.5)	4.3	1.6
Other expenses:
Interest expense - net									13.9	1.2	0.3
Non-recurring acquisition related interest expense									5.2
Other expense (income) - net									0.4	0.1	(0.5)
Other expenses (income)									19.5	1.3	(0.2)
Earnings (loss) before income taxes									(43)	3	1.8
Income taxes									12.3	41.9	33.1
Earnings before equity in earnings (losses) of consolidated subsidiaries									(55.3)	(38.9)	(31.3)
Equity in earnings (losses) of consolidated subsidiaries									136	162.2	135.8
Net earnings									80.7	123.3	104.5
Net earnings (loss) attributable to Wolverine World Wide, Inc.									80.7	123.3	104.5
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments									5.7	(11.3)	(2.9)
Change in fair value of foreign exchange contracts									(5)	5.1	1.7
Change in fair value of interest rate swap									(1)
Pension adjustments									(16.2)	(23.7)	2.9
Other comprehensive income									(16.5)	(29.9)	1.7
Comprehensive income									64.2	93.4	106.2
Less: comprehensive income (loss) attributable to non-controlling interest									(0.1)
Comprehensive income (loss) attributable to Wolverine World Wide, Inc.									64.3	93.4	106.2
Subsidiary Guarantor [Member]
Schedule of Condensed Consolidating Statement of Income and Comprehensive Income [Line Items]
Revenue									1,065.7	504.7	421.2
Cost of goods sold									780.6	306.3	255.6
Gross profit									285.1	198.4	165.6
Selling, general and administrative expenses									206	98.1	86.7
Operating profit									79.1	100.3	78.9
Other expenses:
Interest expense - net									(0.2)
Other expense (income) - net									(0.2)	0.1	(0.1)
Other expenses (income)									(0.4)	0.1	(0.1)
Earnings (loss) before income taxes									79.5	100.2	79
Income taxes									(0.1)
Earnings before equity in earnings (losses) of consolidated subsidiaries									79.6	100.2	79
Equity in earnings (losses) of consolidated subsidiaries									54.4	59.7	49.9
Net earnings									134	159.9	128.9
Net earnings (loss) attributable to Wolverine World Wide, Inc.									134	159.9	128.9
Other comprehensive income (loss), net of tax
Comprehensive income									134	159.9	128.9
Comprehensive income (loss) attributable to Wolverine World Wide, Inc.									134	159.9	128.9
Non-Guarantor Subsidiaries [Member]
Schedule of Condensed Consolidating Statement of Income and Comprehensive Income [Line Items]
Revenue									539.2	490	430.2
Cost of goods sold									277.1	232.1	199
Gross profit									262.1	257.9	231.2
Selling, general and administrative expenses									204.7	191.3	174.4
Operating profit									57.4	66.6	56.8
Other expenses:
Interest expense - net									0.3	(0.1)	0.1
Other expense (income) - net									0.1	0.1	(5.6)
Other expenses (income)									0.4		(5.5)
Earnings (loss) before income taxes									57	66.6	62.3
Income taxes									1.2	3.7	5.6
Earnings before equity in earnings (losses) of consolidated subsidiaries									55.8	62.9	56.7
Equity in earnings (losses) of consolidated subsidiaries									61.2	71.1	61.2
Net earnings									117	134	117.9
Net earnings (loss) attributable to non-controlling interests									0.1
Net earnings (loss) attributable to Wolverine World Wide, Inc.									116.9	134	117.9
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments									5.7	(11.3)	(2.9)
Change in fair value of foreign exchange contracts									(5)	5.1	1.7
Other comprehensive income									0.7	(6.2)	(1.2)
Comprehensive income									117.6	127.8	116.7
Less: comprehensive income (loss) attributable to non-controlling interest									(0.1)
Comprehensive income (loss) attributable to Wolverine World Wide, Inc.									117.7	127.8	116.7
Elimination [Member]
Schedule of Condensed Consolidating Statement of Income and Comprehensive Income [Line Items]
Revenue									(491.2)	(110.3)	(97.8)
Cost of goods sold									(440.2)	(70.4)	(59.9)
Gross profit									(51)	(39.9)	(37.9)
Selling, general and administrative expenses									(51.7)	(39)	(42.8)
Operating profit									0.7	(0.9)	4.9
Other expenses:
Other expense (income) - net											4.8
Other expenses (income)											4.8
Earnings (loss) before income taxes									0.7	(0.9)	0.1
Earnings before equity in earnings (losses) of consolidated subsidiaries									0.7	(0.9)	0.1
Equity in earnings (losses) of consolidated subsidiaries									(251.6)	(293)	(246.9)
Net earnings									(250.9)	(293.9)	(246.8)
Net earnings (loss) attributable to Wolverine World Wide, Inc.									(250.9)	(293.9)	(246.8)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments									(5.7)	11.3	2.9
Change in fair value of foreign exchange contracts									5	(5.1)	(1.7)
Other comprehensive income									(0.7)	6.2	1.2
Comprehensive income									(251.6)	(287.7)	(245.6)
Less: comprehensive income (loss) attributable to non-controlling interest									0.1
Comprehensive income (loss) attributable to Wolverine World Wide, Inc.									$ (251.7)	$ (287.7)	$ (245.6)

SUBSIDIARY GUARANTORS OF THE NOTES - Consolidated Condensed Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Current assets:
Cash and cash equivalents	$ 171.4	$ 140	$ 150.4	$ 160.4
Accounts receivable, less allowances:	353.6	220
Inventories:
Finished products	431.8	204.5
Raw materials and work-in-process	34.4	27.2
Total Inventory	466.2	231.7
Deferred income taxes	28	9.8
Prepaid expenses and other current assets	55.7	33
Total current assets	1,074.9	634.5
Property, plant and equipment:
Gross cost	384.8	293.7
Accumulated depreciation	(235.1)	(215.2)
Property, Plant and Equipment, Net	149.7	78.5
Other assets:
Goodwill and indefinite-lived intangibles	1,139.7	56.3	55.5
Other amortizable intangibles, net	153.5	1.2
Deferred income taxes	0.9	42.3
Deferred financing costs, net	38.9
Other	56.8	38.9
Total other assets	1,389.8	138.7
Total assets	2,614.4	851.7
Current liabilities:
Accounts payable	160.9	57.1
Accrued salaries and wages	36.4	22.6
Income taxes	2.6	2.8
Taxes, other than income taxes	14.5	8.1
Restructuring reserve	0.1	0.3
Other accrued liabilities	71.7	44.1
Accrued pension liabilities	2.4	2.2
Current maturities of long-term debt	30.7	0.5
Borrowings under revolving credit agreement		11
Total current liabilities	319.3	148.7
Long-term debt, less current maturities	1,219.3
Accrued pension liabilities	165.5	103.8
Deferred income taxes	240.5
Other liabilities	26.1	20.5
Stockholders' equity:
Wolverine World Wide, Inc. stockholders' equity	642.4	578.7	544
Non-controlling interest	1.3
Total Stockholder's equity	643.7	578.7	544
Total liabilities and stockholders' equity	2,614.4	851.7
Parent Company [Member]
Current assets:
Cash and cash equivalents	21.3	1.5	38.4	85.5
Accounts receivable, less allowances:	107.7	91
Inventories:
Finished products	57.9	59.6
Raw materials and work-in-process	1.6	1.2
Total Inventory	59.5	60.8
Deferred income taxes	9.5	11.3
Prepaid expenses and other current assets	35.9	18.5
Total current assets	233.9	183.1
Property, plant and equipment:
Gross cost	212.1	205.3
Accumulated depreciation	(165.2)	(157.8)
Property, Plant and Equipment, Net	46.9	47.5
Other assets:
Goodwill and indefinite-lived intangibles	11.4	10.7
Other amortizable intangibles, net	0.2	0.4
Deferred income taxes	0.9	44.6
Deferred financing costs, net	38.9
Other	40.4	37.7
Intercompany accounts receivable		199
Investment in affiliates	2,590.3	657.6
Total other assets	2,682.1	950
Total assets	2,962.9	1,180.6
Current liabilities:
Accounts payable	30	23.1
Accrued salaries and wages	10.4	16.3
Income taxes	2.4	2.9
Taxes, other than income taxes	3.1	2.9
Restructuring reserve	0.1	0.3
Other accrued liabilities	31.5	23.8
Accrued pension liabilities	2.4	2.2
Current maturities of long-term debt	30.7
Borrowings under revolving credit agreement		11
Total current liabilities	110.6	82.5
Long-term debt, less current maturities	1,219.3
Accrued pension liabilities	127.3	103.8
Deferred income taxes	(52.2)
Intercompany accounts payable	905.2	400.8
Other liabilities	10.3	14.8
Stockholders' equity:
Wolverine World Wide, Inc. stockholders' equity	642.4	578.7
Total Stockholder's equity	642.4	578.7
Total liabilities and stockholders' equity	2,962.9	1,180.6
Subsidiary Guarantor [Member]
Current assets:
Cash and cash equivalents	48.5	3	0.4	0.7
Accounts receivable, less allowances:	143	55.7
Inventories:
Finished products	278.8	74.8
Raw materials and work-in-process	4.2	0.3
Total Inventory	283	75.1
Deferred income taxes	17.6
Prepaid expenses and other current assets	9.5	2.2
Total current assets	501.6	136
Property, plant and equipment:
Gross cost	119.2	44.5
Accumulated depreciation	(36)	(28.2)
Property, Plant and Equipment, Net	83.2	16.3
Other assets:
Goodwill and indefinite-lived intangibles	1,029.7	14.1
Other amortizable intangibles, net	153.1	0.5
Other	12.7
Intercompany accounts receivable	1,114.8	377.5
Investment in affiliates	219.8	165.5
Total other assets	2,530.1	557.6
Total assets	3,114.9	709.9
Current liabilities:
Accounts payable	91.8	16.9
Accrued salaries and wages	20	1.7
Taxes, other than income taxes	8.2	1.3
Other accrued liabilities	19.5	4.9
Total current liabilities	139.5	24.8
Accrued pension liabilities	38.2
Deferred income taxes	291.3
Intercompany accounts payable	6.1	5.5
Other liabilities	10.7	1.1
Stockholders' equity:
Wolverine World Wide, Inc. stockholders' equity	2,629.1	678.5
Total Stockholder's equity	2,629.1	678.5
Total liabilities and stockholders' equity	3,114.9	709.9
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	101.6	135.5	111.6	74.2
Accounts receivable, less allowances:	102.9	73.3
Inventories:
Finished products	96	70.9
Raw materials and work-in-process	28.6	25.7
Total Inventory	124.6	96.6
Deferred income taxes	0.9	(1.5)
Prepaid expenses and other current assets	10.3	12.3
Total current assets	340.3	316.2
Property, plant and equipment:
Gross cost	53.5	43.9
Accumulated depreciation	(33.9)	(29.2)
Property, Plant and Equipment, Net	19.6	14.7
Other assets:
Goodwill and indefinite-lived intangibles	98.6	31.5
Other amortizable intangibles, net	0.2	0.2
Deferred income taxes		(2.2)
Other	3.7	1.2
Intercompany accounts receivable	118.8	117.2
Investment in affiliates	344.5	322.9
Total other assets	565.8	470.8
Total assets	925.7	801.7
Current liabilities:
Accounts payable	39.1	17.1
Accrued salaries and wages	6	4.6
Income taxes	0.2	(0.1)
Taxes, other than income taxes	3.2	3.9
Other accrued liabilities	21.6	16.2
Current maturities of long-term debt		0.5
Total current liabilities	70.1	42.2
Deferred income taxes	1.4
Intercompany accounts payable	322.3	287.4
Other liabilities	5.1	4.6
Stockholders' equity:
Wolverine World Wide, Inc. stockholders' equity	525.5	467.5
Non-controlling interest	1.3
Total Stockholder's equity	526.8	467.5
Total liabilities and stockholders' equity	925.7	801.7
Elimination [Member]
Inventories:
Finished products	(0.9)	(0.8)
Total Inventory	(0.9)	(0.8)
Total current assets	(0.9)	(0.8)
Other assets:
Intercompany accounts receivable	(1,233.6)	(693.7)
Investment in affiliates	(3,154.6)	(1,146)
Total other assets	(4,388.2)	(1,839.7)
Total assets	(4,389.1)	(1,840.5)
Current liabilities:
Other accrued liabilities	(0.9)	(0.8)
Total current liabilities	(0.9)	(0.8)
Intercompany accounts payable	(1,233.6)	(693.7)
Stockholders' equity:
Wolverine World Wide, Inc. stockholders' equity	(3,154.6)	(1,146)
Total Stockholder's equity	(3,154.6)	(1,146)
Total liabilities and stockholders' equity	$ (4,389.1)	$ (1,840.5)

SUBSIDIARY GUARANTORS OF THE NOTES - Consolidated Condensed Statements of Cash Flow (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	$ 91.6	$ 78.8	$ 67.9
INVESTING ACTIVITIES
Business acquisitions, net of cash acquired	(1,225.9)
Additions to property, plant and equipment	(14.9)	(19.4)	(16.4)
Investments in joint ventures	(2.9)
Proceeds from sales of property, plant and equipment		0.1	1.8
Other	(2.4)	(3.3)	(2.5)
Net cash provided by (used in) investing activities	(1,246.1)	(22.6)	(17.1)
FINANCING ACTIVITIES
Net borrowings under revolver	(11)	11
Borrowings of long-term debt	1,275
Payments of long-term debt	(25.5)	(0.5)	(0.5)
Payments of debt issuance costs	(40.1)
Cash dividends paid	(23.6)	(22.7)	(21.4)
Purchase of common stock for treasury	(14.1)	(67.5)	(52.2)
Proceeds from shares issued under stock incentive plans	11.6	14.1	13.6
Excess tax benefits from stock-based compensation	9.9	3.3	1.4
Contributions from non-controlling interests	1.2
Net cash provided by (used in) financing activities	1,183.4	(62.3)	(59.1)
Effect of foreign exchange rate changes	2.5	(4.3)	(1.7)
Increase (decrease) in cash and cash equivalents	31.4	(10.4)	(10)
Cash and cash equivalents at beginning of the year	140	150.4	160.4
Cash and cash equivalents at end of the year	171.4	140	150.4
Parent Company [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	11	32.8	12.8
INVESTING ACTIVITIES
Business acquisitions, net of cash acquired	(1,160.7)
Additions to property, plant and equipment	(10.8)	(4.6)	(3.1)
Proceeds from sales of property, plant and equipment			1.8
Other	(2.4)	(3.3)
Net cash provided by (used in) investing activities	(1,173.9)	(7.9)	(1.3)
FINANCING ACTIVITIES
Net borrowings under revolver	(11)	11
Borrowings of long-term debt	1,275
Payments of long-term debt	(25)
Payments of debt issuance costs	(40.1)
Cash dividends paid	(23.6)	(22.7)	(21.4)
Purchase of common stock for treasury	(14.1)	(67.5)	(52.2)
Proceeds from shares issued under stock incentive plans	11.6	14.1	13.6
Excess tax benefits from stock-based compensation	9.9	3.3	1.4
Net cash provided by (used in) financing activities	1,182.7	(61.8)	(58.6)
Increase (decrease) in cash and cash equivalents	19.8	(36.9)	(47.1)
Cash and cash equivalents at beginning of the year	1.5	38.4	85.5
Cash and cash equivalents at end of the year	21.3	1.5	38.4
Subsidiary Guarantor [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	26	9.7	7.7
INVESTING ACTIVITIES
Business acquisitions, net of cash acquired	23.6
Additions to property, plant and equipment	(4.1)	(7.1)	(5)
Other			(3)
Net cash provided by (used in) investing activities	19.5	(7.1)	(8)
FINANCING ACTIVITIES
Increase (decrease) in cash and cash equivalents	45.5	2.6	(0.3)
Cash and cash equivalents at beginning of the year	3	0.4	0.7
Cash and cash equivalents at end of the year	48.5	3	0.4
Non-Guarantor Subsidiaries [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	54.6	36.3	47.4
INVESTING ACTIVITIES
Business acquisitions, net of cash acquired	(88.8)
Additions to property, plant and equipment		(7.7)	(8.3)
Investments in joint ventures	(2.9)
Proceeds from sales of property, plant and equipment		0.1
Other			0.5
Net cash provided by (used in) investing activities	(91.7)	(7.6)	(7.8)
FINANCING ACTIVITIES
Payments of long-term debt	(0.5)	(0.5)	(0.5)
Contributions from non-controlling interests	1.2
Net cash provided by (used in) financing activities	0.7	(0.5)	(0.5)
Effect of foreign exchange rate changes	2.5	(4.3)	(1.7)
Increase (decrease) in cash and cash equivalents	(33.9)	23.9	37.4
Cash and cash equivalents at beginning of the year	135.5	111.6	74.2
Cash and cash equivalents at end of the year	$ 101.6	$ 135.5	$ 111.6

Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance, Beginning Balance	$ 23	$ 20.1	$ 20.3
Valuation Allowances and Reserves, charged to cost and expense	82.2	73.3	60.8
Valuation Allowances and Reserves, charged to other accounts
Valuation Allowances and Reserves, Deductions	66	70.4	61
Valuation Allowances and Reserves, Ending Balance	39.2	23	20.1
Allowance for doubtful accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance, Beginning Balance	4.8	5.8	8.1
Valuation Allowances and Reserves, charged to cost and expense	8.7	6	3.8
Valuation Allowances and Reserves, charged to other accounts
Valuation Allowances and Reserves, Deductions	3.4	7	6.2
Valuation Allowances and Reserves, Ending Balance	10.1	4.8	5.8
Allowance for sales returns [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance, Beginning Balance	5.2	4.5	4.6
Valuation Allowances and Reserves, charged to cost and expense	53.9	48.5	38.1
Valuation Allowances and Reserves, charged to other accounts
Valuation Allowances and Reserves, Deductions	47.7	47.8	38.3
Valuation Allowances and Reserves, Ending Balance	11.4	5.2	4.5
Allowance for cash discounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance, Beginning Balance	2.7	1.2	1.2
Valuation Allowances and Reserves, charged to cost and expense	11.8	10.1	10.6
Valuation Allowances and Reserves, charged to other accounts
Valuation Allowances and Reserves, Deductions	9.3	8.6	10.5
Valuation Allowances and Reserves, Ending Balance	5.2	2.7	1.2
Inventory valuation allowances [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance, Beginning Balance	10.3	8.6	6.4
Valuation Allowances and Reserves, charged to cost and expense	7.8	8.7	8.3
Valuation Allowances and Reserves, charged to other accounts
Valuation Allowances and Reserves, Deductions	5.6	7	6
Valuation Allowances and Reserves, Ending Balance	$ 12.5	$ 10.3	$ 8.6